    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1995

                               PRELIMINARY COPY

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                           SCHEDULE 14A INFORMATION

                               PROXY STATEMENT
      (PURSUANT TO SECTION 14(A) OF THE SECURITIES EXCHANGE ACT OF 1934)

FILED BY THE REGISTRANT  [X]
FILED BY A PARTY OTHER THAN THE REGISTRANT  [ ]

Check the appropriate box:

 [X] Preliminary Proxy Statement
 [ ] Definitive Proxy Statement
 [ ] Definitive Additional Materials
 [ ] Soliciting Material Pursuant to Section240.a-11(c) or
     Section240.a-12
 [ ] Confidential, for Use of the Commission Only (as permitted by Rule a-6(e)(2))

                          LILLIAN VERNON CORPORATION
   (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER AND PERSON FILING PROXY
                                  STATEMENT)

PAYMENT OF FILING FEE (CHECK THE APPROPRIATE BOX):

 [ ] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2)
    or Item 22(a)(2)
    of Schedule 14A.

 [ ] $500 per each party of the controversy pursuant to Exchange Act Rule
    14a-6(i)(3).

 [X] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

  (1) Title of each class of securities to which transaction applies:
      Common Stock, par value $.01 per share

  (2) Aggregate number of securities to which transaction applies:
      9,671,706 (sum of (i) 8,679,206 outstanding shares of Common Stock, not including 224,349 treasury shares or 657,895 and 394,737 shares of Common Stock held by Lillian Vernon and David Hochberg, respectively, to remain outstanding after the Merger, and (ii) 992,500 outstanding options to purchase shares of Common Stock)

  (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: $19.00 per unit

  (4) Proposed maximum aggregate value of transaction:
      $171,200,194 (sum of (i) product of number of shares referred to in (2)
      (i) above and $19.00, (ii) product of 8,000 options to purchase shares of Common Stock expiring on or before August 31, 1995 and $19.00, and
      (iii) product of (A)984,500 options to purchase shares of Common Stock not expiring on or before August 31, 1995, and (B) the difference between $19.00 and the exercise price of such options)

  (5) Total fee paid: $34,240.04
      Fee of $34,240.04 paid by wire transfer on June 29, 1995 to the designated lockbox depositary maintained by the Commission at Mellon Bank.

 [ ] Fee paid previously with preliminary materials.

 [ ] Check box if any part of the fee is offset as provided by Exchange Act
    Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

   (1) Amount Previously Paid:
   (2) Form, Schedule or Registration Statement No.:
   (3) Filing Party:
   (4) Date Filed:




[TEXT]




                               PRELIMINARY COPY

                          LILLIAN VERNON CORPORATION

                                                               July [  ], 1995

Dear Lillian Vernon Corporation Stockholder:

   You are cordially invited to attend the Special Meeting of Stockholders of Lillian Vernon Corporation (the "Company") to be held on August [ ], 1995, at 10:00 a.m., local time, at the Company's offices at 543 Main Street, New Rochelle, New York 10801. At the Special Meeting, you will be asked to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Merger, dated as of June 13, 1995 (the "Merger Agreement"), between VB Investment Corporation, a Delaware corporation ("Investor"), and the Company.

   Upon the terms and subject to the conditions of the Merger Agreement, Investor will be merged with and into the Company (the "Merger"), with the Company to continue as the surviving corporation of the Merger (the "Surviving Corporation"). The Merger will become effective at such time as a copy of the Merger Agreement or a Certificate of Merger has been filed with the Secretary of State of the State of Delaware in accordance with the laws of the State of Delaware (the date and time of such filing being the "Effective Time"). At the Effective Time, each outstanding share of common stock, par value $.01 per share, of the Company (each, a "Share") (other than (i) 657,895 and 394,737 Shares registered in the names of Lillian Vernon and her son, David C. Hochberg ("David Hochberg"), respectively, which shall not be canceled but shall remain outstanding and which will represent approximately 27% of the common stock, par value $.01 per share, of the Surviving Corporation (the "Surviving Corporation Common Stock") after the Merger, and Shares retained by certain members of management, (ii) Shares held in the treasury of the Company, or owned by the Company or Investor which will be extinguished and canceled without conversion, no payment being made in respect thereof, and (iii) any Shares that are held by stockholders who have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262 of the Delaware General Corporate Law (the "DGCL")) shall be canceled and converted automatically into the right to receive an amount equal to $19.00 in cash (the "Merger Consideration") payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Shares in the manner provided in the Merger Agreement and in accordance with instructions to be provided to the holders of such Shares subsequent to the Effective Time. Investor has been organized by Freeman Spogli & Co. Incorporated, a California corporation ("FS&Co."). Certain affiliates of FS&Co. own 100% of the outstanding capital stock of Investor. At the Effective Time in accordance with the Merger, the shares of common stock, par value $.01 per share, of Investor (the "Investor Common Stock") will be converted into approximately 2,763,158 shares of the Surviving Corporation Common Stock, which will represent approximately 70% of the Surviving Corporation Common Stock. Upon consummation of the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain or purchase Surviving Corporation Common Stock having an aggregate value of approximately $2.5 million, which will represent approximately 3% of the Surviving Corporation Common Stock.

   Under Section 251 of the DGCL, the affirmative vote of the holders of a majority of the outstanding Shares entitled to vote thereon is required to approve and adopt the Merger Agreement. Each of Lillian Vernon, and her sons, David Hochberg and Fred Hochberg, have agreed to vote all of her or his Shares in favor of the Merger. Lillian Vernon, David Hochberg and Fred Hochberg collectively own approximately 40.7% of the outstanding Shares, other than treasury shares, as of the date hereof.

   THE DIRECTORS OF THE COMPANY, EXCLUDING LILLIAN VERNON AND FRED HOCHBERG, WHO RECUSED THEMSELVES FROM THE VOTE ON SUCH MATTERS, AND DAVID HOCHBERG, WHO DID NOT ATTEND THE BOARD OF DIRECTORS MEETING, WITH ONE OTHER DIRECTOR NOT PARTICIPATING DUE TO ILLNESS, HAVE APPROVED THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER, AND DETERMINED THAT THE

MERGER IS FAIR TO, AND IN THE BEST INTERESTS OF, THE STOCKHOLDERS OF THE COMPANY, AND RECOMMEND THAT STOCKHOLDERS VOTE FOR APPROVAL AND ADOPTION OF THE MERGER AGREEMENT.

   YOUR VOTE IS IMPORTANT. A FAILURE TO SIGN AND RETURN YOUR PROXY IS THE EQUIVALENT OF A VOTE AGAINST THE APPROVAL AND ADOPTION OF THE MERGER AGREEMENT.

   Whether or not you are able to attend the Special Meeting, please complete, sign and return the enclosed proxy card as soon as possible. A postage-paid envelope is enclosed for your convenience. If you attend the Special Meeting, you may revoke your proxy and, if you wish, vote your Shares in person.

   PLEASE DO NOT SEND US YOUR STOCK CERTIFICATES AT THIS TIME. If the Merger becomes effective, you will be advised of the procedure for surrendering your certificates in exchange for the $19.00 per Share cash consideration.

                                          Sincerely,
                                          Lillian Vernon
                                          Chairman of the Board of Directors
                                          and Chief Executive Officer

                               PRELIMINARY COPY

                          LILLIAN VERNON CORPORATION
                               543 MAIN STREET
                         NEW ROCHELLE, NEW YORK 10801

Notice of Special Meeting
of Stockholders to be held
August  , 1995

To the Holders of Common Stock of
Lillian Vernon Corporation:

   The Special Meeting of Stockholders of Lillian Vernon Corporation (the "Company") will be held on August , 1995, at 10:00 a.m., local time, at the Company's offices at 543 Main Street, New Rochelle, New York 10801, for the following purposes:

       (i) To consider and vote upon a proposal to approve and adopt the Agreement and Plan of Merger, dated as of June 13, 1995 (the "Merger Agreement"), between VB Investment Corporation, a Delaware corporation ("Investor"), and the Company. Upon the terms and subject to the conditions of the Merger Agreement, Investor will be merged with and into the Company (the "Merger"), with the Company to continue as the surviving corporation of the Merger (the "Surviving Corporation"). The Merger will become effective at such time as a copy of the Merger Agreement or a Certificate of Merger has been filed with the Secretary of State of the State of Delaware in accordance with the laws of the State of Delaware (the date and time of such filing being the "Effective Time"). At the Effective Time, each outstanding share of common stock, par value $.01 per share, of the Company (each, a "Share"), (other than (i) 657,895 and 394,737 Shares registered in the names of Lillian Vernon and her son, David C. Hochberg ("David Hochberg"), respectively, which shall not be canceled but shall remain outstanding and which will represent approximately 27% of the common stock, par value $.01 per share, of the Surviving Corporation (the "Surviving Corporation Common Stock") after the Merger, and Shares retained by certain members of management, (ii) Shares held in the treasury of the Company, or owned by the Company or Investor which will be extinguished and canceled without conversion, no payment being made in respect thereof, and (iii) any Shares that are held by stockholders who have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262 ("Section 262") of the Delaware General Corporate Law (the "DGCL")) shall be canceled and converted automatically into the right to receive an amount equal to $19.00 in cash (the "Merger Consideration") payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Shares in the manner provided in the Merger Agreement and in accordance with instructions to be provided to the holders of such Shares subsequent to the Effective Time. Investor has been organized by Freeman Spogli & Co. Incorporated, a California corporation ("FS&Co."). Certain affiliates of FS&Co. own 100% of the outstanding capital stock of Investor. At the Effective Time, in accordance with the Merger, the shares of common stock, par value $.01 per share, of Investor (the "Investor Common Stock") will be converted into approximately 2,763,158 shares of the Surviving Corporation Common Stock, which will represent approximately 70% of the Surviving Corporation Common Stock. Upon consummation of the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain or purchase Surviving Corporation Common Stock having an aggregate value of approximately $2.5 million, which will represent approximately 3% of the Surviving Corporation Common Stock.

       (ii) To transact such other business as may properly come before the Special Meeting, including any and all adjournments and postponements thereof.

   A conformed copy of the Merger Agreement appears as Annex A to, and is described in, the accompanying Proxy Statement.

   Stockholders who do not wish to accept the $19.00 per Share cash payment in the Merger and who comply with the requirements of Section 262 have the right to seek an appraisal by the Delaware Court of Chancery of the fair value of their Shares. For a description of the rights of stockholders pursuant to Section 262 and a description of the procedures to be followed in order to obtain such an appraisal, see "Rights of Dissenting Stockholders", in the accompanying Proxy Statement. A copy of the text of Section 262 appears as Annex B thereto.

   Under Section 251 of the DGCL, the affirmative vote of the holders of a majority of the outstanding Shares is required to approve and adopt the Merger Agreement. Each of Lillian Vernon, and her sons, David and Fred P. Hochberg ("Fred Hochberg"), have agreed to vote all of her or his Shares in favor of the Merger. Lillian Vernon, David Hochberg and Fred Hochberg collectively own approximately 40.7% of the outstanding Shares, other than treasury shares, as of the date hereof.

   A list of the stockholders of record entitled to vote at the Special Meeting will be available for inspection by any stockholder of the Company for any purpose germane to the Special Meeting during normal business hours for a period of ten days prior to the date of the Special Meeting at the Company's principal executive offices at 543 Main Street, New Rochelle, New York.

   Only holders of Shares of record at the close of business on [      ],
1995 are entitled to notice of and to vote at the Special Meeting or any adjournment thereof.

By Order of the Board of Directors,
Susan N. Cortazzo
Secretary

July   , 1995

        YOUR ATTENTION IS DIRECTED TO THE ACCOMPANYING PROXY STATEMENT
                            YOUR VOTE IS IMPORTANT
           THE MERGER AGREEMENT MUST BE APPROVED AND ADOPTED BY THE
        AFFIRMATIVE VOTE OF THE HOLDERS OF AT LEAST A MAJORITY OF THE
        OUTSTANDING SHARES OF COMMON STOCK. FAILURE TO SIGN AND RETURN
         YOUR PROXY IS THE EQUIVALENT OF A VOTE AGAINST APPROVAL AND
        ADOPTION OF THE MERGER AGREEMENT WHICH HAS BEEN RECOMMENDED BY
                    THE BOARD OF DIRECTORS OF THE COMPANY.
  To ensure that your interest will be represented at the Special Meeting, whether or not you plan to attend the Special Meeting, please complete, date, sign and mail your proxy promptly in the enclosed postage-paid envelope. Stockholders who attend the Special Meeting in person may revoke their proxies and vote in person.

                               PRELIMINARY COPY

                          LILLIAN VERNON CORPORATION
                               543 MAIN STREET
                         NEW ROCHELLE, NEW YORK 10801

                               PROXY STATEMENT

                       SPECIAL MEETING OF STOCKHOLDERS
                        TO BE HELD ON [       ], 1995

   This Proxy Statement (the "Proxy Statement") is being furnished to stockholders of Lillian Vernon Corporation, a Delaware corporation (the "Company"), in connection with the solicitation of proxies by the Board of Directors of the Company from holders of the outstanding shares, other than shares held in the treasury of the Company, of the common stock, $.01 par value per share, of the Company (each, a "Share") for use at the Special Meeting of Stockholders to be held on August [ ], 1995, at 10:00 a.m., local time, at the Company's principal executive offices at 543 Main Street, New Rochelle, New York 10801 and at any adjournments or postponements thereof (the "Special Meeting"). This Proxy Statement, the enclosed Notice of Special Meeting and the enclosed form of proxy are first being sent or given to stockholders of the Company on or about July [ ], 1995.

PURPOSE OF THE SPECIAL MEETING

   At the Special Meeting, stockholders will be asked to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Merger, dated as of June 13, 1995 (the "Merger Agreement"), between VB Investment Corporation, a Delaware corporation ("Investor"), and the Company. Upon the terms and subject to the conditions of the Merger Agreement, Investor will be merged with and into the Company (the "Merger"), with the Company to continue as the surviving corporation of the Merger (the "Surviving Corporation"). The Merger will become effective at such time as a copy of the Merger Agreement or a Certificate of Merger has been filed with the Secretary of State of the State of Delaware in accordance with the laws of the State of Delaware (the date and time of such filing being the "Effective Time"). At the Effective Time, each outstanding share of common stock, par value $.01 per share, of the Company (each, a "Share"), (other than (i) 657,895 and 394,737 Shares registered in the names of Lillian Vernon and her son, David C. Hochberg ("David Hochberg"), respectively, which shall not be canceled but shall remain outstanding and which will represent approximately 27% of the common stock, par value $.01 per share, of the Surviving Corporation (the "Surviving Corporation Common Stock") after the Merger, and Shares retained by certain members of management, (ii) Shares held in the treasury of the Company, or owned by the Company or Investor which will be extinguished and canceled without conversion, no payment being made in respect thereof, and (iii) any Shares that are held by stockholders who have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262 of the Delaware General Corporate Law (the "DGCL")) shall be canceled and converted automatically into the right to receive an amount equal to $19.00 in cash (the "Merger Consideration") payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Shares in the manner provided in the Merger Agreement and in accordance with instructions to be provided to the holders of such shares subsequent to the Effective Time. Investor has been organized by Freeman Spogli & Co. Incorporated, a California corporation ("FS&Co."). Certain affiliates of FS&Co. own 100% of the outstanding capital stock of Investor. At the Effective Time, in accordance with the Merger, the shares of common stock, par value $.01 per share, of Investor (the "Investor Common Stock") will be converted into approximately 2,763,158 shares of the Surviving Corporation Common Stock, which will represent approximately 70% of the Surviving Corporation Common Stock. Upon consummation of the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain or purchase Surviving Corporation Common Stock having an aggregate value of approximately $2.5 million, which will represent approximately 3%, of the Surviving Corporation Common Stock.

   As a result of the Merger, the Company's stockholders (except as described above) will not have an opportunity to continue their equity interest in the Company as an ongoing corporation and therefore will not share in its future earnings and potential growth.

   THIS TRANSACTION HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE FAIRNESS OR MERITS OF SUCH TRANSACTION NOR UPON THE ACCURACY OR ADEQUACY OF THE INFORMATION CONTAINED IN THIS DOCUMENT. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

             The date of this Proxy Statement is July [  ], 1995.

VOTING RIGHTS AND PROXY INFORMATION

   Stockholders of record at the close of business on [   ], 1995 (the
"Record Date") will be entitled to notice of and to vote at the Special Meeting and at any adjournment or postponement thereof. At that date, there
were issued and outstanding [         ] Shares, all of which are entitled to
notice of and to vote at the Special Meeting. As of the Record Date, there
were [   ] stockholders of record. At the Special Meeting, each holder of
Shares will be entitled to cast one vote for each Share held. As of June 30, 1995 there were 9,731,838 Shares and 421 stockholders of record.

   Under Section 251 ("Section 251") of the DGCL, approval and adoption of the Merger Agreement will require the affirmative vote of the holders of a majority of the outstanding Shares. Pursuant to an agreement, dated as of June 13, 1995, by and among FS Equity Partners III, L.P., a Delaware limited partnership ("FSEP III"), and FS Equity Partners International, L.P., a Delaware limited partnership ("FSEP International" and together with FSEP III "Equity Partners"), Lillian Vernon, David Hochberg and Fred P. Hochberg ("Fred Hochberg") (the "Voting Agreement"), each of Lillian Vernon, and her sons, David Hochberg and Fred Hochberg, has agreed to vote all of her or his Shares in favor of the Merger. Lillian Vernon, David Hochberg and Fred Hochberg collectively own approximately 40.7% of the outstanding Shares as of the date hereof. To the Company's knowledge after reasonable inquiry, each of the Company's other executive officers, directors and affiliates, holding in the aggregate 74,367 Shares (approximately 0.8% of the outstanding Shares), presently intends to vote all Shares held of record or beneficially owned by such person in favor of the Merger. See "PRINCIPAL STOCKHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT." Except for the recommendation of the Board contained in this Proxy Statement, to the Company's knowledge after reasonable inquiry, no executive officer, director or affiliate of the Company has made a recommendation in support of or opposed to the Merger.

   THE BOARD OF DIRECTORS OF THE COMPANY, EXCLUDING LILLIAN VERNON AND FRED HOCHBERG, WHO RECUSED THEMSELVES FROM THE VOTE ON SUCH MATTERS, AND DAVID HOCHBERG, WHO DID NOT ATTEND THE BOARD OF DIRECTORS MEETING, WITH ONE OTHER DIRECTOR NOT PARTICIPATING DUE TO ILLNESS, HAVE CONCLUDED THAT THE MERGER AGREEMENT IS FAIR TO, AND IN THE BEST INTERESTS OF, THE STOCKHOLDERS OF THE COMPANY AND RECOMMEND THAT STOCKHOLDERS VOTE FOR APPROVAL AND ADOPTION OF THE MERGER AGREEMENT.

   Each proxy duly executed and returned by a stockholder will be voted in accordance with the instructions contained therein. IF NO INSTRUCTIONS ARE GIVEN, PROXIES WILL BE VOTED FOR THE APPROVAL AND ADOPTION OF THE MERGER AGREEMENT. Any stockholder is empowered to revoke a proxy at any time before its exercise. A proxy may be revoked by filing with the Secretary of the Company a written revocation or a duly executed proxy bearing a later date. Any written notice revoking a proxy should be sent to Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York, 10801, Attention:
Secretary, or hand delivered to the Secretary at or before the taking of the vote at the Special Meeting. Any stockholder may attend the Special Meeting and vote in person, whether or not he or she has previously given a proxy.

   Shares represented by a properly signed, dated and returned proxy will be treated as present at the meeting for purposes of determining a quorum, without regard to whether the proxy is marked as casting a vote or abstaining. Brokers who hold Shares of Company Common Stock as nominees will not have discretionary authority to vote such Shares in the absence of instructions from the beneficial owners. Votes which are not cast for this reason (the "broker non-votes") will also have the same legal effect as votes cast against the approval and adoption of the Merger Agreement. ACCORDINGLY, ABSTENTIONS AND BROKER NON-VOTES WILL HAVE THE SAME EFFECT AS VOTES AGAINST THE APPROVAL OF THE MERGER AGREEMENT.

   It is not expected that any matter other than the approval and adoption of the Merger Agreement will be brought before the Special Meeting. If, however, any other matters are properly presented at the Special Meeting, including, among other things, consideration of a motion to adjourn the Special Meeting to another time or place, the persons named in the enclosed form of proxy and acting thereunder will have discretion to vote on such matters in accordance with their best judgment. The annual meeting of stockholders scheduled for July 20, 1995 has been suspended until a later date to be determined after the Special Meeting.

   The Company will bear the costs of soliciting proxies from stockholders. In addition to soliciting proxies by mail, directors, officers and employees of the Company, without receiving additional compensation therefor, may solicit proxies by telephone, by telegram or in person. Arrangements may also be made with brokerage firms and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of Shares held of record by such persons, and the Company will reimburse such brokerage firms, custodians, nominees and fiduciaries for reasonable out-of-pocket expenses incurred by them in connection therewith. The Company has retained [] to aid in the solicitation of proxies. The fee of such firm is estimated to be $
[     ] plus reimbursement for out-of-pocket costs and expenses.

   No person is authorized to give any information or to make any representation not contained in this Proxy Statement or in the documents incorporated herein by reference in connection with the solicitation made hereby and, if given or made, such information or representation should not be relied upon as having been authorized by the Company. The delivery of this Proxy Statement shall not, under any circumstances, create any implication that the information contained herein or in any document incorporated herein by reference, is correct as of any time subsequent to the date hereof or the date of such document, as the case may be, or that there has been no change in the affairs of the Company since the date hereof or the date of such document, as the case may be. This Proxy Statement does not constitute the solicitation of a proxy from any person in any jurisdiction in which it is unlawful to make such proxy solicitation.

                            AVAILABLE INFORMATION

   The Company, Investor, Lillian Vernon and David Hochberg have filed a Rule 13E-3 Transaction Statement on Schedule 13E-3 (the "Schedule 13E-3") with the Securities and Exchange Commission (the "Commission") with respect to the Merger described in this Proxy Statement. As permitted by the rules and regulations of the Commission, this Proxy Statement omits certain information contained in the Schedule 13E-3 and exhibits thereto. Such additional information can be inspected at and obtained from the Commission and the American Stock Exchange (the "AMEX") in the manner set forth below. For further information pertaining to the Company and Investor, reference is made to the Schedule 13E-3 and the exhibits thereto. Statements contained herein concerning any such documents are not necessarily complete and, in each instance, reference is made to the copy of such document filed as an exhibit to the Schedule 13E-3. Each such statement is qualified in its entirety by such reference.

   The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and, in accordance therewith files reports, proxy statements and other information with the Commission.

   The Schedule 13E-3 and the respective exhibits thereto, as well as such reports, proxy statements and other information filed by the Company with the Commission can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, DC 20549, and also should be available for inspection at the Commission's regional offices located at 7 World Trade Center, 13th Floor, New York, New York 10048 and Citicorp Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611. Copies of such materials may also be obtained by mail, upon payment of the Commission's customary fees, by writing to its principal office at 450 Fifth Street, N.W., Washington, D.C. 20549. The Shares are quoted on the AMEX, and certain of the Company's reports and other information may be available for inspection at the offices of the AMEX at 86 Trinity Place, New York, New York 10006.

                              TABLE OF CONTENTS

                                                                                                PAGE
                                                                                             --------
SUMMARY OF PROXY STATEMENT ................................................................. 7
  The Special Meeting; Time, Date and Place ................................................ 7
  Vote Required; Record Date ............................................................... 7
  Parties to the Merger Agreement .......................................................... 8
  The Merger ............................................................................... 8
  Effective Time of the Merger; Payment for Shares ......................................... 9
  Background of the Merger ................................................................. 9
  Recommendation of the Board of Directors ................................................. 9
  Opinion of Financial Advisor ............................................................. 9
  Purpose and Reasons of Investor, Lillian Vernon and
    David Hochberg for the Merger .......................................................... 9
  Position of Investor, Lillian Vernon and David Hochberg Regarding Fairness of the Merger . 10
  Interests of Certain Persons in the Merger; Conflicts of Interest ........................ 10
  Certain Effects of the Merger ............................................................ 11
  Conditions to Consummation of the Merger; Termination; Expenses .......................... 11
  Certain United States Federal Income Tax Consequences of the Merger ...................... 12
  Sources of Funds; Financing of the Merger ................................................ 12
  Market Prices and Dividends .............................................................. 13
  Rights of Dissenting Stockholders ........................................................ 13
  Certain Stockholder Litigation ........................................................... 13
  Expenses ................................................................................. 14
  Summary of Selected Financial Information Concerning the Company ......................... 15
SPECIAL FACTORS ............................................................................ 16
  Background of the Merger  ................................................................ 16
  Recommendation of the Board of Directors  ................................................ 19
  Opinion of Financial Advisor  ............................................................ 21
  Purpose and Reasons of Investor, Lillian Vernon and David Hochberg for the Merger  ....... 24
  Position of Investor, Lillian Vernon and David Hochberg Regarding Fairness of the Merger   25
  Interests of Certain Persons in the Merger  .............................................. 25
  Management of the Company's Business After the Merger; Certain Effects of the Merger  .... 27
  Accounting Treatment of the Transaction  ................................................. 28
  Regulatory Approvals  .................................................................... 28
  Certain Stockholder Litigation  .......................................................... 28
THE MERGER ................................................................................. 29
  Vote Required; Record Date  .............................................................. 29
  Payment for Shares  ...................................................................... 29
  The Merger Agreement  .................................................................... 30
  The Voting Agreement  .................................................................... 35
  The Stockholders Agreement  .............................................................. 36

                                4





                                                                                                PAGE
                                                                                             --------
CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER ........................ 38
FINANCING OF THE MERGER .................................................................... 39
 General ................................................................................... 39
 Bank Financing ............................................................................ 39
 Estimated Costs and Fees .................................................................. 41
CERTAIN PROJECTIONS ........................................................................ 41
 Summary of Assumptions Used for Management Projections .................................... 41
 Projected Income Statements ............................................................... 42
 Projected Cash Flow Statements ............................................................ 42
BUSINESS OF THE COMPANY .................................................................... 43
MARKET PRICES AND DIVIDENDS ON THE COMPANY'S CAPITAL STOCK ................................. 43
RIGHTS OF DISSENTING STOCKHOLDERS .......................................................... 44
SELECTED HISTORICAL AND FINANCIAL DATA OF THE COMPANY ...................................... 47
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS  ..... 48
CAPITALIZATION ............................................................................. 52
PRINCIPAL STOCKHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT ................................... 53
CERTAIN INFORMATION CONCERNING INVESTOR AND AFFILIATES ..................................... 55
REVOCATION OF PROXIES ...................................................................... 55
INDEPENDENT AUDITORS ....................................................................... 56
PROXY SOLICITATION ......................................................................... 56
STOCKHOLDER PROPOSALS ...................................................................... 56
INCORPORATION BY REFERENCE ................................................................. 57
OTHER MATTERS .............................................................................. 58
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS ................................................. F-1

ANNEX A--Agreement and Plan of Merger
ANNEX B--Section 262 of the Delaware General Corporation Law
ANNEX C--Opinion of Goldman, Sachs & Co.
ANNEX D--Directors and Executive Officers of the Company

   CERTAIN ASPECTS OF THE MERGER AND THE MERGER AGREEMENT ARE SUMMARIZED IN THIS PROXY STATEMENT. THIS SUMMARY DOES NOT PURPORT TO BE COMPLETE AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ANNEXES ATTACHED TO THIS PROXY STATEMENT, EACH OF WHICH IS INCORPORATED HEREIN BY REFERENCE. STOCKHOLDERS ARE URGED TO READ THIS PROXY STATEMENT AND THE ANNEXES HERETO CAREFULLY AND IN THEIR ENTIRETY.

                  SUBJECT TO COMPLETION, DATED JUNE 30, 1995

                          SUMMARY OF PROXY STATEMENT

   The following is a brief summary of certain information contained elsewhere in this Proxy Statement. Reference is made to, and this Summary is qualified in its entirety by, the more detailed information contained elsewhere in this Proxy Statement and the Annexes hereto. Cross-references in this Summary are to captions in this Proxy Statement. Capitalized terms used but not defined in this Summary shall have the meanings ascribed to them elsewhere in this Proxy Statement. Stockholders are urged to read this Proxy Statement and the Annexes attached hereto in their entirety.

THE SPECIAL MEETING; TIME, DATE AND PLACE

   The Special Meeting of Stockholders (the "Special Meeting") of Lillian Vernon Corporation, a Delaware corporation (the "Company"), will be held on August [ ], 1995 at 10:00 a.m., local time, at the Company's principal executive offices at 543 Main Street, New Rochelle, New York. The purpose of the Special Meeting is to consider and vote upon the following matter: the approval and adoption of the Agreement and Plan of Merger, dated as of June 13, 1995 (the "Merger Agreement"), between VB Investment Corporation, a Delaware corporation ("Investor"), and the Company, which provides for the merger (the "Merger") of Investor with and into the Company with the Company to continue as the surviving corporation of the Merger (the "Surviving Corporation").

VOTE REQUIRED; RECORD DATE

   A majority of the outstanding shares, other than shares held in the treasury of the Company, of the common stock, $.01 par value per share, of the Company (each, a "Share") entitled to vote, represented in person or by proxy, is required for a quorum at the Special Meeting. Under Section 251 of the DGCL ("Section 251"), the affirmative vote of the holders of a majority of the Shares is required to approve and adopt the Merger Agreement. Pursuant to an agreement, dated as of June 13, 1995, by and among FS Equity Partners III, L.P., a Delaware limited partnership ("FSEP III"), and FS Equity Partners International, L.P., a Delaware limited partnership ("FSEP International" and together with FSEP III "Equity Partners"), Lillian Vernon, David C. Hochberg ("David Hochberg") and Fred P. Hochberg ("Fred Hochberg") (the "Voting Agreement"), each of Lillian Vernon, and her sons, David Hochberg and Fred Hochberg, has agreed to vote all of her or his Shares in favor of the Merger. Lillian Vernon, David Hochberg and Fred Hochberg collectively own approximately 40.7% of the outstanding Shares as of the date hereof. To the Company's knowledge after reasonable inquiry, each of the Company's executive officers, directors and affiliates, holding in aggregate 74,367 Shares (approximately 0.8% of the outstanding Shares), presently intends to vote all Shares held of record or beneficially owned by such person in favor of the Merger. See "PRINCIPAL STOCKHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT." Except for the recommendation of the Board contained in this Proxy Statement, to the Company's knowledge after reasonable inquiry, no executive officer, director or affiliate of the Company has made a recommendation in support of or opposed to the Merger.

   Only stockholders of record on [      ], 1995 (the "Record Date") are
entitled to vote at the Special Meeting or any adjournments or postponements
thereof. At the close of business on such date, there were [         ] Shares
issued and outstanding each of which is entitled to one vote at the Special
Meeting. As of the Record Date there were [   ] stockholders of record. As of
June 30, 1995 there were 9,731,838 Shares and 421 stockholders of record.

   Shares represented by a properly signed, dated and returned proxy will be treated as present at the meeting for purposes of determining a quorum, without regard to whether the proxy is marked as casting a vote or abstaining. Brokers who hold Shares of Company Common Stock as nominees will not have discretionary authority to vote such Shares in the absence of instructions from the beneficial owners. Votes which are not cast for this reason (the "broker non-votes") will also have the same legal effect as votes cast against the approval and adoption of the Merger Agreement. ACCORDINGLY, ABSTENTIONS AND BROKER NON-VOTES WILL HAVE THE SAME EFFECT AS VOTES AGAINST THE APPROVAL OF THE MERGER AGREEMENT.

PARTIES TO THE MERGER AGREEMENT

   Investor. Investor is a newly incorporated Delaware corporation organized in connection with the Merger and has not carried on any activities other than in connection with the Merger. Investor was formed by Freeman Spogli & Co. Incorporated, a California corporation ("FS&Co."), and has not conducted any prior business. Immediately prior to the consummation of the Merger, Investor will be capitalized by a cash contribution from FSEP III and FSEP International of not less than $52 million. FSEP III and FSEP International were formed by FS&Co. as investment partnerships with an aggregate of $580 million in committed equity capital. FS&Co. is a private investment firm that has invested more than $700 million in 20 companies since its founding in 1983.

   Investor's principal executive offices are located at c/o Freeman Spogli & Co. Incorporated, 11100 Santa Monica Boulevard, Suite 1900, Los Angeles, California 90025; telephone (310) 444-1822.

   The Company. The Company is a direct-mail specialty catalog company concentrating on the marketing of gift, household, gardening, decorative, Christmas and children's products. The Company, a predecessor of which was founded in 1951, seeks to provide customers with reasonably priced products that can be differentiated from competitive products either by design, price or personalization. The Company's principal executive offices are located at 543 Main Street, New Rochelle, New York 10801; telephone (914) 576-6400. See "BUSINESS OF THE COMPANY."

THE MERGER

   Upon the terms and subject to the conditions of the Merger Agreement, Investor will be merged with and into the Company with the Company to continue as the surviving corporation of the Merger (the "Surviving Corporation"). The Merger will become effective at such time as a copy of the Merger Agreement or a Certificate of Merger has been filed with the Secretary of State of the State of Delaware in accordance with the laws of the State of Delaware (the date and time of such filing being the "Effective Time"). At the Effective Time, each outstanding Share (other than (i) 657,895 and 394,737 Shares registered in the names of Lillian Vernon and her son, David Hochberg, respectively, which shall not be canceled but shall remain outstanding and which will represent approximately 27% of the common stock, par value $.01 per share, of the Surviving Corporation (the "Surviving Corporation Common Stock") after the Merger, and Shares retained by certain members of management, (ii) Shares held in the treasury of the Company, or owned by the Company or Investor which will be extinguished and canceled without conversion, no payment being made in respect thereof, and (iii) any Shares that are held by stockholders who have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262 ("Section 262") of the Delaware General Corporate Law (the "DGCL")) shall be canceled and converted automatically into the right to receive an amount equal to $19.00 in cash (the "Merger Consideration") payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Share in the manner provided in the Merger Agreement and in accordance with instructions to be provided to the holders of such Shares subsequent to the Effective Time. Investor has been organized by FS&Co. Certain affiliates of FS&Co. own 100% of the outstanding capital stock of Investor. At the Effective Time, in accordance with the Merger, the shares of common stock, par value $.01 per share, of Investor (the "Investor Common Stock") will be converted into approximately 2,763,158 shares of the Surviving Corporation Common Stock, which will represent approximately 70% of the Surviving Corporation Common Stock. Upon consummation of the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain Shares or purchase Surviving Corporation Common Stock having an aggregate value of $2.5 million, which will represent approximately 3%, of the Surviving Corporation Common Stock. A conformed copy of the Merger Agreement is included with this Proxy Statement as Annex A. See "THE MERGER--The Merger Agreement."

EFFECTIVE TIME OF THE MERGER; PAYMENT FOR SHARES

   The Merger will become effective at the Effective Time. The required filing is expected to be made as soon as practicable after the approval of the Merger Agreement by the Company's stockholders at the Special Meeting and the satisfaction or waiver of the other conditions to consummation of the Merger. See "THE MERGER--The Merger Agreement." Detailed instructions with regard to the surrender of certificates, together with a letter of transmittal, will be forwarded to former stockholders by Continental Stock Transfer & Trust Company (the "Paying Agent") promptly following the Effective Time. Holders of Shares should not submit their certificates to the Paying Agent until they have received such materials. Payment for Shares will be made to former stockholders as promptly as practicable following receipt by the Paying Agent of their certificates and other required documents. No interest will be paid or accrued on the cash payable upon the surrender of certificates. See "SPECIAL FACTORS--Payment for Shares." STOCKHOLDERS SHOULD NOT SEND ANY SHARE CERTIFICATES AT THIS TIME.

BACKGROUND OF THE MERGER

   For a discussion of events leading to the execution of the Merger Agreement, see "SPECIAL FACTORS--Background of the Merger."

RECOMMENDATION OF THE BOARD OF DIRECTORS

   On June 13, 1995, the Board of Directors (the "Board of Directors" or the "Board"), excluding Lillian Vernon and Fred Hochberg, who recused themselves from the vote on such matters, and David Hochberg, who did not attend the Board of Directors meeting (the "Disinterested Directors"), with one other director not participating due to illness, approved the Merger Agreement and the Merger and determined that the Merger is fair to, and in the best interests of, the stockholders of the Company and recommended that the stockholders of the Company adopt and approve the Merger Agreement and the transactions contemplated thereby. ACCORDINGLY, THE DISINTERESTED DIRECTORS RECOMMEND THAT THE STOCKHOLDERS OF THE COMPANY VOTE FOR APPROVAL OF THE MERGER AGREEMENT. Certain members of the Board of Directors had and have certain interests which may present them with a potential conflict of interest in connection with the Merger. See "SPECIAL FACTORS--Recommendation of the Board of Directors" and "SPECIAL FACTORS--Interests of Certain Persons in the Merger."

OPINION OF FINANCIAL ADVISOR

   On June 13, 1995, Goldman Sachs delivered their oral opinion to the Board of Directors to the effect that, subject to Goldman Sachs' final review of the Merger Agreement, as of such date, the $19.00 per Share in cash to be received by the holders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) of Shares pursuant to the Merger Agreement was fair to such holders. Goldman Sachs have subsequently confirmed such opinion by delivery of their written opinion, dated as of the date of this Proxy Statement, to the effect that, as of the date of such opinion, the $19.00 per Share in cash to be received by the holders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) of Shares pursuant to the Merger Agreement is fair to such holders.

   The full text of the written opinion of Goldman Sachs, dated as of the date of this Proxy Statement, which sets forth the matters considered and limitations on the review undertaken in connection with such opinion, is attached hereto as Annex C and is incorporated by reference herein. HOLDERS OF SHARES ARE URGED TO, AND SHOULD, READ SUCH OPINION CAREFULLY AND IN ITS ENTIRETY. See "SPECIAL FACTORS--Opinion of Financial Advisor."

PURPOSE AND REASONS OF INVESTOR, LILLIAN VERNON AND DAVID HOCHBERG FOR THE
MERGER

   Investor's purpose for engaging in the transactions contemplated by the Merger Agreement is to enable Equity Partners to obtain ownership of approximately 70% of the Shares, thereby becoming entitled to all benefits that result from such ownership. Such benefits include management and investment discretion with regard to the future conduct of the business of the Company, the benefits of the profits generated by operations and any increase in the Company's value. Similarly, Equity Partners will also bear the risk of any decrease in the value of the Company.

   Lillian Vernon and David Hochberg agreed to engage in the transaction contemplated by the Merger Agreement in order to maximize the value of their Shares as well as the value of the Company and the value of the Shares held by the Company stockholders. Lillian Vernon and David Hochberg were required by Investor to continue as minority owners of the Company after the Effective Time as a condition to execution of the Merger Agreement.

   Consequently, upon the consummation of the Merger, Equity Partners, Lillian Vernon and David Hochberg will each have approximately a 70%, 17% and 10% interest, respectively, in the net book value and net earnings of the Company.

POSITION OF INVESTOR, LILLIAN VERNON AND DAVID HOCHBERG REGARDING FAIRNESS OF THE MERGER

   Investor, Lillian Vernon and David Hochberg have considered the analyses of and the factors examined by the Board (described in detail in "SPECIAL FACTORS--Recommendation of the Board of Directors") and believe these analyses and factors, in particular factors (i) through (v) of that section, provide a reasonable basis for them to believe, as they do, that the Merger is fair to the stockholders of the Company. This belief should not, however, be construed as a recommendation by them to the Company's stockholders to vote to approve and adopt the Merger Agreement.

   Although none of Investor, Lillian Vernon or David Hochberg has quantified or assigned specific relative weights to any of the factors referred to in the previous paragraph, each has relied principally on and adopted the opinion and analyses of Goldman, Sachs & Co. ("Goldman Sachs") as set forth in Annex C hereto and the conclusion of the Board of Directors that the Merger is fair to the Company's stockholders.

INTERESTS OF CERTAIN PERSONS IN THE MERGER; CONFLICTS OF INTEREST

   A total of 657,895 Shares and 394,737 Shares registered in the names of Lillian Vernon and David Hochberg, respectively, shall remain outstanding after the Merger. Upon consummation of the Merger (i) Lillian Vernon shall receive $27,678,592 in Merger Consideration and $2,473,600 in option cash out payments; (ii) David Hochberg shall receive $15,907,997 in Merger Consideration and $515,250 in option cash out payments; (iii) Fred Hochberg shall receive $11,696,609 in Merger Consideration and $18,750 in option cash out payments. The Company's other executive officers, directors and affiliates shall receive, in aggregate, approximately $1,412,973 in Merger Consideration (assuming no Shares held by such individuals are retained) and, in aggregate, approximately $2,248,180, in option cash payments (assuming no options are exercised).

   After the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain Shares or purchase Surviving Corporation Common Stock having an aggregate value of approximately $2.5 million, which will represent approximately 3% of the Surviving Corporation Common Stock. If any of such members of management own Shares, they will retain such Shares and enter into a Subscription Agreement pursuant to a Stock Subscription Plan (the "Stock Subscription Plan") with respect to Surviving Corporation Common Stock they will purchase. Under the Stock Subscription Plan expected to be adopted by the Company immediately after consummation of the Merger, a number of shares of Surviving Corporation Common Stock are expected to be offered to certain members of management of the Company such that this number combined with the number of Shares retained by the certain members of management will be approximately 131,500. In connection with the Merger, certain members of management will be able to elect not to receive all or a portion of the cash consideration such members are entitled to receive in exchange for stock options, in exchange for a right to receive an equal amount as deferred compensation. Members of management purchasing stock may give a full recourse note to the Company for between 50% and 100% of the purchase price. Upon consummation of the Merger, the Company is expected to establish a Performance Option Plan (the "Performance Option Plan") which will provide for the issuance of options covering up to approximately 190,000 shares of Surviving Corporation Common Stock to certain employees of the Company. Such options will vest only if certain performance criteria are met or a certain period of time has elapsed. Lillian Vernon is expected to receive a significant portion of the options available under the Performance Option Plan.

   Lillian Vernon currently has an employment agreement with the Company which expires on February 28, 1997 and receives certain other benefits provided by the Company (the "Employment Terms"). Upon consummation of the Merger, the Employment Terms shall be extended until three years from the Effective Time. It is currently intended that prior to consummation of the Merger, David Hochberg will enter into an employment agreement with the Company which will become effective as of the Effective Time on the same terms as he is currently employed. See "SPECIAL FACTORS--Interests of Certain Persons in the Merger--Employment Agreements." See "SPECIAL FACTORS--Interest of Certain Persons in the Merger."

   The Company has agreed in the Merger Agreement to ensure that all provisions for indemnification existing on the date of the Merger Agreement in favor of any present or former director, officer, employee or agent of the Company as set forth in its Certificate of Incorporation or Bylaws, or pursuant to indemnity agreements in effect on the date of the Merger Agreement, shall survive the Merger, shall not be amended, repealed or modified, and shall continue in full force and effect for a period of six years from the Effective Time. In addition, the directors and officers of the Company will be provided with continuing directors' and officers' liability insurance coverage following the Merger, subject to certain limitations. See "THE MERGER--The Merger Agreement--Indemnification and Insurance."

   See "SPECIAL FACTORS--Interests of Certain Persons in the Merger."

CERTAIN EFFECTS OF THE MERGER

   Upon the effectiveness of the Merger, stockholders of the Company, other than Lillian Vernon, David Hochberg and certain members of Company management (see "SPECIAL FACTORS--Interests of Certain Persons in the Merger"), will no longer have any continuing interest as stockholders in the Surviving Corporation and will not share in any future earnings and growth of the Company. The Shares will no longer be traded on the American Stock Exchange (the "AMEX") or in the over-the-counter market, price quotes will not be available on the AMEX and the registration of the Shares under the Securities and Exchange Act of 1934, as amended (the "Exchange Act"), will be terminated.

CONDITIONS TO CONSUMMATION OF THE MERGER; TERMINATION; EXPENSES

   The respective obligations of Investor and the Company to effect the Merger are subject to the satisfaction or waiver, at or prior to the Effective Time, of certain conditions, including (i) approval of the Company's stockholders, (ii) the obtaining of financing by the Company in accordance with a commitment letter dated as of June 13, 1995 between Merrill Lynch Capital Corporation ("Merrill Lynch") and Investor (the "Commitment Letter"), and (iii) the consent of certain holders of stock options (the "Stock Options") pursuant to the Company's 1987 Performance Unit, Restricted Stock, Nonqualified Option and Incentive Stock Option Plan (the "1987 Plan") to the cancellation of such Stock Options in exchange for the right to receive cash representing the difference between the exercise price of the respective options and the Merger Consideration. See "THE MERGER--The Merger Agreement--Conditions to the Merger."

   The Merger Agreement may be terminated by mutual written consent of Investor and the Company and by either Investor or the Company under certain other circumstances. See "THE MERGER--The Merger Agreement--Termination."

   The Company has agreed to pay $3.5 million to FS&Co. if the Merger is not consummated under certain circumstances. In addition, the Company has agreed to reimburse FS&Co. for certain fees and expenses incurred in connection with the Merger, up to a maximum aggregate amount of $1.5 million, if the Merger is not consummated under certain circumstances. See "THE MERGER--The Merger Agreement--Termination Fees and Expenses."

   In the event of the termination of the Merger Agreement, the Merger Agreement will become void and there will be no liability on the part of any party thereto except as described under "THE MERGER--The Merger
Agreement--Termination Fees and Expenses" or as otherwise expressly provided for in the Merger Agreement.

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER

   The receipt of cash for Shares or upon the cancellation of options in the Merger or pursuant to the exercise of dissenters' appraisal rights will be a taxable transaction for federal income tax purposes and may also be a taxable transaction under applicable state, local, foreign or other tax laws. The retention of Shares in the Merger will not be a taxable event. STOCKHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE PARTICULAR TAX CONSEQUENCES OF THE MERGER, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

   See "CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER."

SOURCES OF FUNDS; FINANCING OF THE MERGER

   Approximately $189,000,000 (the "Transaction Costs") is required to pay
(i) the Merger Consideration payable to stockholders (approximately $165,100,000 million in the aggregate, assuming all stockholders are paid the Merger Consideration except for the Shares retained by Lillian Vernon and David Hochberg), (ii) the holders of all outstanding options to purchase Common Stock an amount for each option equal to the difference between the Merger Consideration and the exercise price of such option multiplied by the number of shares subject to such option (approximately $6,100,000 million in the aggregate), (iii) repayment of debt of $4,500,000, (iv) the expenses of the Company, Equity Partners, Investor, Lillian Vernon, David Hochberg and Fred Hochberg (estimated at approximately $10,300,000 million in the aggregate) and (v) a transaction fee of $3 million payable to FS&Co. by the Company. It is currently expected that Investor and the Company will obtain the amounts necessary to fund the aggregate amount of the Merger Consideration from the not less than $55 million contributed by Equity Partners and management to purchase Surviving Corporation Common Stock with the balance of the Transaction Costs to be paid from the Company's available funds and from certain credit facilities to be provided by Merrill Lynch Capital Corporation ("Merrill Lynch"). See "FINANCING OF THE MERGER."

MARKET PRICES AND DIVIDENDS

   The Company's Shares are traded on the AMEX (symbol: LVC). The following table sets forth the high and low sales prices for each quarterly period for the two most recent fiscal years. The stock prices are rounded to the nearest 1/8 point.

 QUARTER ENDED       HIGH    LOW
- - - - -----------------  ------  -----
May 29, 1993       14      11 1/2
August 28, 1993    14 1/4  11 7/8
November 27, 1993  18 1/2  13 7/8
February 26, 1994  18 7/8  16 1/8
May 28, 1994       22 5/8  17
August 27, 1994    20 1/4  17 1/4
November 26, 1994  20 1/4  15 5/8
February 25, 1995  18 1/8  14 1/2
May 27, 1995       22 1/4  17 1/4

   On March 9, 1995, the last full trading day prior to the issuance of a press release by the Company that the Company was considering a number of strategic alternatives including a possible sale, the closing price per Share as reported on the AMEX was $18 1/8 . On June 13, 1995, the last full trading day prior to the announcement of the execution of the Merger Agreement, the
closing price per Share as reported on the AMEX was $20 1/8 . On [      ],
1995, the last full trading day prior to the mailing of this Proxy Statement, the closing price per Share as reported on the AMEX was $[ ]. See "MARKET PRICES AND DIVIDENDS ON THE COMPANY'S CAPITAL STOCK."

RIGHTS OF DISSENTING STOCKHOLDERS

   STOCKHOLDERS ARE ENTITLED TO APPRAISAL RIGHTS IN CONNECTION WITH THE MERGER UNDER SECTION 262. IN ORDER TO EXERCISE DISSENTERS' RIGHTS PURSUANT TO
SECTION 262, STOCKHOLDERS MUST COMPLY WITH ALL THE PROCEDURAL REQUIREMENTS OF SUCH SECTION. A DESCRIPTION OF SECTION 262 IS PROVIDED IN "RIGHTS OF DISSENTING STOCKHOLDERS" AND THE FULL TEXT OF SUCH SECTION IS INCLUDED WITH THIS PROXY STATEMENT AS ANNEX B.

   Under Section 262, absent an agreement between the Company and the stockholders as to "fair value", such "fair value" will be determined in judicial proceedings, the result of which cannot be predicted.

   FAILURE TO TAKE ANY OF THE STEPS REQUIRED UNDER SECTION 262 MAY RESULT IN TERMINATION OR WAIVER OF SUCH RIGHTS.

   See "RIGHTS OF DISSENTING STOCKHOLDERS."

CERTAIN STOCKHOLDER LITIGATION

   Several purported class action lawsuits relating to the Merger Agreement have been filed in Delaware Chancery Court: Crandon Capital Partners v. Lilyan H. Affinito, et al. Civil Action No. 14353, filed June 14, 1995; Dennis Johnson v. David C. Hochberg, et al., Civil Action No. 14356, filed June 14, 1995; Thakor T. Patel and Kanta T. Patel v. Lillian Vernon Corporation, et al., Civil Action No. 14358, filed June 15, 1995; and Roy McGeady v. Lillian Vernon Corporation, et al., Civil Action No. 14363, filed June 16, 1995. Each of the foregoing actions purports to be a stockholder class action on behalf of all stockholders of the Company (other than the defendants and their affiliates) against the Company and the members of its Board of Directors. The Johnson action also names FS&Co. as a defendant. The Crandon Capital Partners and McGeady actions name Paul J. Bergmoser as a defendant although Mr. Bergmoser has not been a director of the Company since August 1994, and do not name one of the current directors as a defendant. Each of the actions alleges, among other things, that in implementing the Merger Agreement, the individual defendants have breached their fiduciary duties to the stockholders of the Company and have acted to the detriment of the class members for their own personal benefit. Each of the lawsuits seeks a preliminary and permanent injunction preventing the Company from proceeding with the Merger Agreement, rescission of the Merger Agreement if it is consummated, as well as unspecified damages, attorneys' fees and other relief. The defendants believe that the complaints are without merit and intend to defend the cases vigorously.

   See "SPECIAL FACTORS--Certain Stockholder Litigation."

EXPENSES

   Upon consummation of the Merger, the Surviving Corporation shall pay all expenses of the Company Investor, Equity Partners, Lillian Vernon, David Hochberg and Fred Hochberg in connection with the transactions contemplated by the Merger Agreement, and shall pay a $3 million transaction fee to FS&Co. See "THE MERGER--The Merger Agreement" and "THE MERGER--The Voting Agreement".

       SUMMARY OF SELECTED FINANCIAL INFORMATION CONCERNING THE COMPANY

   The following table presents certain summary selected consolidated financial data of the Company as of and for the fiscal years ended February 25, 1995, February 26, 1994, February 27, 1993, February 29, 1992 and
February 23, 1991, and for the fiscal quarters ended May 27, 1995 and May 28, 1994. This financial data, excluding the quarterly data, was derived from the audited historical consolidated financial statements of the Company. The financial data set forth below should be read in conjunction with the financial statements of the Company and "Management's Discussion and Analysis of Results of Operations and Financial Condition." See "MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS AND FINANCIAL CONDITION" and "CONSOLIDATED FINANCIAL STATEMENTS" and "SELECTED HISTORICAL FINANCIAL DATA OF THE COMPANY."

                                              (DOLLAR IN THOUSANDS EXCEPT PER SHARE DATA)
                                                                 YEAR ENDED                                QUARTER ENDED
                                        ------------------------------------------------------------  -------------------------
                                        FEBRUARY       FEBRUARY    FEBRUARY    FEBRUARY     FEBRUARY     MAY 27,      MAY 28,
                                         25, 1995      26, 1994   27, 1993   29, 1992(1)   23, 1991      1995         1994
- - - - --------------------------------------  ----------  ----------  ----------  -----------  ----------  -----------  --------------
                                                                                                      (UNAUDITED)  (UNAUDITED)
Operating Results
Revenues .............................. $222,211    $196,331    $172,932    $162,397     $160,293    $ 29,614     $ 26,002
Income (loss) before income taxes  ....   19,134      19,495      16,323      14,319       13,898      (4,218)      (1,522)
Net income (loss) .....................   13,620      12,772      10,773       9,493        9,270      (2,826)        (989)
Per Share (2)
Net income (loss) ..................... $   1.38    $   1.35    $   1.15    $   1.02         1.00    $   (.29)    $   (.10)
Book Value ............................ $  11.44    $  10.22    $   9.07    $   8.10     $   7.08    $  11.09     $  10.07
Dividends ............................. $    .26    $    .20    $    .20          --           --    $    .07     $    .07
Financial Position At Year End
Cash and cash equivalents ............. $ 38,779    $ 52,880    $ 51,063    $ 43,540     $ 35,710    $ 39,101     $ 39,735
Working capital (3) ...................   79,068      72,665      59,698      56,475       44,400      74,806       67,982
Total assets ..........................  137,768     130,937     115,040     104,561      101,769     132,160      119,636
Long-term obligations (4) .............    5,755       7,150       8,525      12,505       14,035       5,086        6,486
Stockholders' equity ..................  110,187      97,255      85,104      75,507       65,792     107,647       95,941
Statistics
Return on revenues ....................      6.1%        6.5%        6.2%        5.8%         5.8%       (9.5%)       (3.8%)
Return on average equity ..............     13.1%       14.0%       13.4%       13.4%        15.2%       (2.6%)       (1.0%)
Long-term obligations to equity (4)  ..      5.2%        7.4%       10.0%       16.6%        21.3%        4.7%         6.8%
Ratio of earnings to fixed charges (5)    27.1:1      23.3:1      14.6:1      10.9:1        8.0:1          --           --
Average shares outstanding (000's) (2)     9,892       9,448       9,355       9,310        9,289       9,686        9,520

- - - - ------------
(1) This fiscal year was comprised of 53 weeks.
(2) Reflects a 3-for-2 stock split effective July 30, 1990.
(3) Certain reclassifications have been made to conform to the current year's presentation.
(4) Includes current installments and long-term portions of debt.
(5) Represents the ratio of pretax income before interest expense to interest expense for the fiscal periods presented.

                               SPECIAL FACTORS

BACKGROUND TO THE MERGER

   In January 1994, the Company signed a confidentiality agreement with a non-U.S. company in the mail order business in connection with a possible joint venture or other strategic transaction, including a sale of the Company. Over the next several months the prospective buyer conducted due diligence meetings with Lillian Vernon and other members of the Company's management that culminated in a proposal that was not brought to the Board for a formal vote because of the inadequacy of the price offered, which was well below the consideration to be received by stockholders in the Merger. In April 1994 Goldman Sachs was retained as financial advisor to the Company in connection with the possible sale of the Company.

   Following the discussions with the non-U.S. company, the Board began to consider various strategic alternatives, including a sale of the Company. In November 1994, Goldman Sachs was authorized by the Company to approach potential strategic and financial buyers that were perceived to be interested in a possible transaction. Some of the parties contacted were not interested. Preliminary discussions were held with certain parties, including FS&Co.

   At a Board meeting held on January 24, 1995, the Board discussed various strategic alternatives with its legal and financial advisors, including a Share repurchase, various forms of a recapitalization, listing Shares on the New York Stock Exchange and a possible sale. Goldman Sachs was authorized to contact an expanded list of strategic and financial buyers that might be interested in entering into a transaction, including a possible sale, with the Company. Over the next month, Goldman Sachs contacted potential buyers and provided them with public information concerning the Company. During this period unsolicited inquiries from a number of parties were also received.

   On March 10, 1995 a Board meeting was held where the Board reviewed the status of discussions with potential purchasers. It was decided that in view of increases in the trading volume of the Shares and the fact that several parties that had not been previously contacted had approached the Company believing the Company was considering a possible transaction, it would be appropriate to issue a press release. On March 10, 1995, a press release was issued stating that the Company was exploring a number of strategic alternatives, including a possible sale of the Company, in order to further the best interests of its stockholders.

   The full text of the press release is set forth below:

     Lillian Vernon Corporation (AMEX:LVC) announced today that it is exploring strategic alternatives, including a possible business combination or sale of the Company. In reviewing these alternatives, it is working with Goldman, Sachs & Co., its financial advisor, and Shearman & Sterling, its special legal counsel.

     The Company emphasized that there can be no assurances that a transaction will result and the retention of financial and legal advisors was part of the Company's continuing efforts to ensure that it considered all possibilities that could be in the best interests of the Company and its stockholders.

     Lillian Vernon is one of the most widely known specialty catalog retailers in the country. The Company's catalogs include "Lillian Vernon", "Lilly's Kids", "Christmas Memories", "Private Sale", "Welcome", "Personalized Gifts", and its newest "Lillian Vernon's Kitchen". There is also a special markets wholesale division and a chain of outlet stores.

   Following the March 10 press release the Company received a number of additional inquiries from prospective purchasers that had not been previously contacted. Discussions were held with a number of such parties and discussions were continued with other prospective purchasers that had been previously contacted.

   A total of twelve potential buyers, including both strategic buyers and financial buyers, signed confidentiality agreements and were sent confidential financial information. Some of these parties had preliminary discussions with Lillian Vernon, the Chief Financial Officer of the Company or other representatives of senior management. On behalf of the Company, Goldman Sachs requested that preliminary indications of interest be submitted by April 20.

   On April 20, 1995, Goldman Sachs received, on behalf of the Company, letters from two financial buyers, including FS&Co. A third potential purchaser, a strategic buyer, confirmed its interest in the Company but requested additional time to formulate its indication of interest. In telephone conversations, two other potential buyers stated they would not be prepared to offer a price that the Company would consider adequate. Goldman Sachs continued to have discussions with other parties that did not result in proposals. The letter from FS&Co. stated that it would be prepared to offer $19 per Share in cash subject to arranging financing on behalf of the Company and satisfactory completion of due diligence. The letter from the other financial buyer expressed interest in a transaction for a per share value in cash within a range and contemplated financing the transaction with a combination of senior secured debt and, subordinated debt and common equity. Both proposals were to be structured as recapitalizations and were conditioned on Lillian Vernon and her sons retaining a significant investment. FS&Co. also stated that management's willingness to invest in the transaction was a critical component of its proposal.

   At a Board meeting held on April 21, 1995, the Board, together with its legal and financial advisors, discussed various strategic alternatives and concluded that while it would continue to examine alternatives, a sale was likely to maximize value to stockholders. Goldman Sachs was authorized to respond to the three parties that had indicated preliminary interest and obtain a more definitive response with respect to, among other things, structure and timing, and in particular, price.

   From April 21 to 24, 1995, Goldman Sachs requested from FS&Co. and the two other potential buyers additional information concerning price, structure and timing of a possible transaction. The three parties were each informed that a decision on whether to pursue a particular transaction could be reached as early as the end of the week of April 24.

   On April 28, letters were received from all three parties. The letter from the strategic buyer gave a preliminary estimation of a value range which such potential buyer had not reviewed with its Board of Directors and stated that the transaction could be financed from cash on hand. The letter from the financial buyer other than FS&Co. stated that it valued the Company at $19 per Share, the low end of its earlier range. The letter reiterated that as a condition to the offer, Lillian Vernon would need to retain an investment in the common equity of the Company of approximately 20%. The letter from FS&Co. increased its preliminary proposal from $19 a Share to $19.50 per Share subject to obtaining financing for the Company, due diligence and execution of a definitive agreement. FS&Co. also repeated its requirement that Lillian Vernon and her sons would need to retain an aggregate equity investment of approximately $15 million or approximately 30% of the recapitalized Company. The FS&Co. letter also outlined the proposed financing and capital structure for the transaction and indicated FS&Co.'s intention to obtain on behalf of the Company a commitment for senior bank financing and a highly confident letter for subordinated debt financing. FS&Co. also stated that it expected senior management, other than Lillian Vernon and David Hochberg, to invest approximately $3.0 million.

   On April 28, Goldman Sachs was instructed by the Company to contact the three potential buyers once again in order to encourage such buyers to be as specific as possible as to price, structure and timing prior to the May 4 Board meeting.

   Over the next week, Goldman Sachs had various conversations with the three potential purchasers concerning price and other structural aspects of the three proposals. Each was informed that a decision would likely be made at an anticipated May 4 Board meeting to begin negotiations with one of the parties on a definitive agreement. The strategic buyer was informed that it would need to give a definitive price and to specify a necessary timetable to complete a transaction before the May 4 Board meeting. That prospective bidder responded that it would be unable to do so. On May 3, 1995, Goldman Sachs received a letter from FS&Co. in which FS&Co. proposed a new structure whereby the Company would make a self-tender and all financing would be through senior debt and the equity component was increased, thereby eliminating the need for the issuance of senior subordinated notes through a private placement. As a result, FS&Co. was able to move the anticipated date of closing significantly forward and to eliminate market risks involved in financing a transaction through a highly confident letter. However, FS&Co. stated that the transaction would be conditioned on an aggregate investment required of Lillian Vernon, David Hochberg and Fred Hochberg of $20 million, approximately 29% of the recapitalized Company. FS&Co.'s counsel, Riordan & McKinzie, also discussed various terms of the proposed self-tender with Shearman & Sterling, including: (i) the inclusion of a termination fee in the range of $5.5 to $6.0 million and payment of costs and expenses if the Board terminated the transaction in the exercise of its fiduciary responsibilities or under certain other circumstances, (ii) the requirement that 90% of the outstanding shares be tendered to the Company (exclusive of shares to be retained by Lillian Vernon and her sons), and (iii) the Company's need to revalue its assets to create revaluation surplus necessary to repurchase a sufficient number of Shares in the self tender. The other financial buyer indicated that $19 was indeed its best price.

   On May 4, 1995 a Board meeting was held to review the status of the three proposals. In light of (i) the strategic buyer's inability to respond with a definite proposal, (ii) the $19.50 price proposed by FS&Co. and (iii) the strong commitment to completing the transaction that FS&Co. displayed compared to the other bidders, the Board decided to pursue the FS&Co. bid. The Company's legal and financial advisors were instructed to begin negotiations with FS&Co. In the afternoon of May 4, a meeting was held among Goldman Sachs, Shearman & Sterling, Riordan & McKinzie and FS&Co. where concerns about FS&Co.'s proposed new structure were discussed. In particular, the Board expressed concern about the high tender condition required by FS&Co. and the uncertainty created by that condition, the need to create revaluation surplus, and FS&Co.'s requirement about the level of investment by Lillian Vernon, David Hochberg, Fred Hochberg and by management. FS&Co. was asked (i) whether it would consider a cash merger using only senior debt,
(ii) whether a $20 million investment by Lillian Vernon, David Hochberg and Fred Hochberg was necessary and (iii) whether a $3 million investment by the other senior members of management was necessary. The Company also informed FS&Co. that the $6 million termination fee FS&Co. had proposed in the event the Company withdrew its recommendation of the Merger or in the event certain other events occurred was unacceptable. FS&Co. responded that (i) it would consider a cash merger with all senior debt financing, (ii) there was some flexibility in the size of the interest to be retained by Lillian Vernon, David Hochberg and Fred Hochberg, but that a sizeable continuing investment by Lillian Vernon and possibly her sons was necessary both because FS&Co. wanted Lillian Vernon to continue in management and in order to obtain recapitalization accounting treatment, and (iii) FS&Co. did not want to buy the Company if senior management, other than Lillian Vernon, was not enthusiastic enough about the prospects of the Company to invest in the Company.

   Over the next two weeks FS&Co. and Merrill Lynch conducted due diligence on the Company and negotiations concerning the Merger Agreement, the Voting Agreement and the Stockholders Agreement were conducted. In these negotiations FS&Co. continued to insist on a termination fee of $6 million and the Company proposed a termination fee of $2 million. During this period, on May 15 and 16, FS&Co. held meetings in New York City and at the Company's headquarters with the Company's senior executives. FS&Co. discussed with these individuals the proposed transaction, the investment that would be expected from the group as a whole, and FS&Co.'s plans for the Company going forward. Subsequently, individual meetings were held with the executives. On May 18, 1995, a meeting was held between FS&Co. and Goldman, Sachs at which FS&Co. questioned certain assumptions in the Company's projections.

   On May 23, 1995, a meeting was held between Goldman Sachs and FS&Co. in which FS&Co. informed Goldman Sachs that FS&Co. had completed its assessment of the financial projections it had received from the Company concerning the Company's future income, cash flow and capital expenditures, and that based upon its analysis of the projections FS&Co. would find it difficult to enter into a transaction at $19.50 per share primarily due to financing considerations. On May 25, FS&Co. informed the Company that FS&Co. would only be prepared to enter into a transaction at a price of $19 per share and would increase its equity investment by $5 million. Goldman Sachs informed FS&Co. that lowering the price to $19 per share could jeopardize the possibility of FS&Co. entering into a transaction with the Company. On May 25, the Company suspended its discussions with FS&Co.

   On June 1, a meeting was held among Lillian Vernon, Goldman Sachs and FS&Co. After this meeting the Company decided to resume discussions with FS&Co. and negotiations on the Merger Agreement proceeded.

   A Board meeting was held on June 5, 1995 to consider the revised proposal from FS&Co. At the meeting the Board discussed various aspects of the proposal including: (i) the $19 share price, (ii) the terms and conditions that had been negotiated in the Merger Agreement and the remaining issues to be negotiated including the termination fee, the payment of expenses and closing conditions, (iii) the effect of (A) the proposed Voting Agreement among FSEP III, FSEP International, Lillian Vernon, Fred Hochberg and David Hochberg and (B) the proposed termination fee on potential bids from third parties and (iv) the availability of any other transactions. At this meeting it was decided to continue to negotiate with FS&Co. in order to reach definitive agreement.

   Negotiations concerning the Merger Agreement, the Voting Agreement and the Stockholders Agreement were completed late on June 13 and a Board meeting was held to consider the Merger on that afternoon. Prior to the June 13 Board meeting Fred Hochberg informed FS&Co. that he would not be retaining an interest in the recapitalized Company. The two final issues to be resolved concerning the Merger Agreement were (i) the size of the termination fee, which was finally agreed at $3.5 million, and (ii) whether it would be a condition to the Merger that holders of options pursuant to the 1987 Plan consent to the cancellation of their options in exchange for cash. This issue was resolved by the addition of a condition that sufficient holders would agree to such cancellation such that 95% of all outstanding stock options would be cashed out. At the June 13 Board meeting, the Board received a presentation by Goldman Sachs, at the conclusion of which Goldman Sachs rendered their oral opinion to the effect that, as of such date, the $19.00 per Share in cash to be received by holders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) of Shares pursuant to the Merger Agreement was fair to such holders. The Board evaluated the proposed transaction without regard to the interest of Lillian Vernon, David Hochberg, Fred Hochberg and the members of management participating in the transaction. The Merger and the Merger Agreement were approved by the Board of Directors. Lillian Vernon and Fred Hochberg left the meeting before a vote was taken concerning the Merger, David Hochberg did not attend the meeting, and one other director did not participate in the meeting due to illness. All of the directors who voted approved the Merger and the Merger Agreement. None of the directors who voted are employees of the Company.

   The Merger Agreement and Voting Agreement were executed on June 13, 1995.

RECOMMENDATION OF THE BOARD OF DIRECTORS

   On June 13, 1995, the Board of Directors of the Company, excluding Lillian Vernon and Fred Hochberg, who recused themselves from the vote on such matters, and David Hochberg, who did not attend the Board of Directors meeting (the "Disinterested Directors"), with one other director not participating due to illness, approved the Merger Agreement and determined that the Merger is fair to, and in the best interests of, the stockholders of the Company and recommended that all stockholders of the Company approve and adopt the Merger Agreement and the transactions contemplated thereby. All of the directors who voted at the June 13 Board Meeting voted to approve the Merger and the Merger Agreement. ACCORDINGLY, THE DISINTERESTED DIRECTORS RECOMMEND THAT THE STOCKHOLDERS OF THE COMPANY VOTE FOR APPROVAL AND ADOPTION OF THE MERGER AGREEMENT. Certain members of the Board of Directors had certain interests which may present them with a potential conflict of interest in connection with the Merger. See "--Interests of Certain Persons in the Merger."

   The Disinterested Directors considered a number of factors, including, without limitation, the following:

          (i) the premium represented by the consideration offered to holders of the Shares in relation to the historical per share market value of the Shares prior to the announcement on March 10, 1995 that the Board was exploring strategic alternatives in the best interests of the Company's stockholders, including a possible sale of the Company, and the belief of the Board of Directors that absent the existence of a possible transaction involving the Company, the Shares could well trade at prices significantly below $19.00 per Share. In that regard the Board noted that the average market value of the Shares for the year ended March 9, 1995 was $17.98 per share and for the four years ended March 9, 1995 was $14.87 per share. See "MARKET PRICES AND DIVIDENDS ON THE COMPANY'S CAPITAL STOCK";

        (ii) the fact that the Company had issued a press release on March
    10, 1995 regarding its exploration of strategic alternatives, including a sale of the Company, and that of the prospective purchasers that had been contacted or expressed an interest in acquiring the Company, none of these prospective purchasers had proposed a transaction with a firm price in excess of $19.00 per Share. See "--Background of the Merger";

        (iii) the oral opinion of Goldman Sachs to the effect that, subject to Goldman Sachs' final review of the Merger Agreement, as of June 13, 1995, the $19.00 per Share in cash to be received by the holders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) of Shares pursuant to the Merger Agreement was fair to such holders. See "--Opinion of Financial Advisor";

         (iv) analyses presented to the Board of Directors by Goldman Sachs on June 13, 1995. See "--Opinion of Financial Advisor";

          (v) the fact that the Board of Directors, with the assistance of Goldman Sachs, solicited proposals to acquire the Company without regard to whether Lillian Vernon and David Hochberg or other members of management would retain an investment in the Company;

         (vi) the financial condition and historical and projected earnings for the Company as well as projected capital expenditure requirements for the Virginia Beach facility and the Company;

        (vii) the nature of the Company's business and the industry in which the Company operates;

       (viii) information received by the Board of Directors regarding trends in the direct mail specialty catalog industry and various uncertainties associated with current and potential future industry, economic, regulatory and market conditions including projected postage and paper costs;

         (ix) the fact that the Merger would permit a substantial number of stockholders to realize a premium for their Shares in the near future as compared to alternative transactions whose benefits were less certain or might take longer to realize;

          (x) the effect of termination fee provisions in the Merger
    Agreement and the extent to which such provisions may increase the cost of any alternative offers, should they materialize. See "THE MERGER--The Merger Agreement--Termination Fees and Expenses";

         (xi) the requirement that the Merger Agreement and the Merger receive the approval of the holders of a majority of the Shares (which was considered in light of the Voting Agreement). See "THE MERGER--The Merger Agreement--Conditions to the Merger";

        (xii) the nature and sources of the financing contemplated in connection with the Merger, the institutions providing such financing commitments and the conditions to the obligations of such institutions to fund such commitments; and

       (xiii) the effect of protracted negotiations and due diligence investigations with prospective purchasers on the management and employees of the Company.

   In view of the wide variety of factors considered in connection with its evaluation of the Merger Agreement and the Merger, the Disinterested Directors did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their determination. The Disinterested Directors, however, gave significant weight to the opinion of Goldman Sachs.

   The Disinterested Directors reviewed carefully the interests of Lillian Vernon, David Hochberg and certain of the Company's members of senior management in the transaction, and do not believe that their determination to recommend the Merger to stockholders of the Company was influenced by such interests. The Disinterested Directors recognized that the investments by Lillian Vernon and David Hochberg were at the request of FS&Co., and were a condition to FS&Co. entering into the Merger Agreement.

   The Disinterested Directors and the Board recognized that the Merger is not structured to require the approval of a majority of the unaffiliated stockholders of the Company and that Lillian Vernon, David Hochberg and Fred Hochberg would sign an agreement to vote the approximately 40.7% of the Company they owned in favor of the Merger, but that it was still possible, under the terms of the Merger Agreement, for a third party to make an offer for the Company at a price higher than $19.00 per Share and obtain more than 50% of the Shares. The Disinterested Directors and the Board acknowledge that the transaction would eliminate the opportunity for the stockholders, other than Lillian Vernon, David Hochberg and certain members of management, to participate in future growth of the Company, but would also limit the risk of any future decreases in the value of the Company. Because the terms of the Merger Agreement and the price paid to the stockholders were determined through arm's-length negotiations among the Company, Investor, and their respective advisors, and for the reasons set forth above, it was the opinion of the Disinterested Directors that the Merger was fair to and in the best interest of the stockholders.

   The Board determined that it was not necessary to appoint a committee of independent directors or an unaffiliated representative to act solely on behalf of the unaffiliated stockholders of the Company for the purpose of negotiating the terms of the Merger Agreement. In making such determination, the Board carefully considered the fact that Goldman Sachs was not limited by the Company to approaching prospective purchasers that would permit management to retain an equity interest in the Surviving Corporation, and noted that of the five directors who participated in the deliberations concerning the Merger at the Board meeting on June 13, 1995, four are not employed by the Company and will have no financial interest in the Company following consummation of the Merger. None of the three directors who participated in the vote to approve the Merger were employed by the Company or will have a financial interest in the Company following consummation of the Merger. All of the Directors who voted, voted to approve the Merger and the Merger Agreement.

   In reaching its determination, the Board relied upon and concurred with the financial analyses presented by Goldman Sachs on June 13, 1995.

   Neither the Company's nor the analyses presented to the Board by Goldman Sachs included consideration of the liquidation value of the Company. The Board did not consider the Company's liquidation value to be a relevant measure of valuation, given that the consideration to be paid per Share in the Merger significantly exceeded the book value per share of the Company, and it was the Board's view that the Company is far more valuable as a going concern. However, there can be no assurance that liquidation value would not produce a higher valuation of the Company than book value.

   To the Company's knowledge after reasonable inquiry, each of the Company's executive officers, directors and affiliates, other than Lillian Vernon, David Hochberg and Fred Hochberg, holding in aggregate 74,367 Shares (approximately 0.8% of the outstanding Shares), presently intends to vote all Shares held of record or beneficially owned by such person in favor of the Merger. Except for the recommendation of the Board contained in this Proxy Statement, to the Company's knowledge after reasonable inquiry, no executive officer, director or affiliate of the Company has made a recommendation in support of or opposed to the Merger.

OPINION OF FINANCIAL ADVISOR

   On June 13, 1995, Goldman Sachs delivered their oral opinion to the Board of Directors to the effect that, subject to Goldman Sachs' final review of the Merger Agreement, as of such date, the $19.00 per Share in cash to be received by the holders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) of Shares pursuant to the Merger Agreement was fair to such holders. Goldman Sachs have subsequently confirmed such opinion by delivery of their written opinion, dated as of the date of this Proxy Statement, to the effect that, as of the date of such opinion, the $19.00 per Share in cash to be received by the holders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) of Shares pursuant to the Merger Agreement was fair to such holders.

   The full text of the written opinion of Goldman Sachs, dated as of the date of this Proxy Statement, which sets forth the matters considered and limitations on the review undertaken in connection with such opinion, is attached hereto as Annex C and is incorporated by reference herein. HOLDERS OF SHARES ARE URGED TO, AND SHOULD, READ SUCH OPINION CAREFULLY AND IN ITS ENTIRETY.

   In connection with their written opinion, Goldman Sachs reviewed, among other things, the Schedule 13E-3 including this Proxy Statement relating to the Special Meeting of stockholders of the Company to be held in connection with the Merger Agreement; the Merger Agreement pursuant to which Lillian Vernon and David Hochberg will retain an equity interest in the Company following the consummation of the transactions contemplated by the Merger Agreement; the Stockholders Agreement to be entered into at the Effective Time by and among Equity Partners, Lillian Vernon, David Hochberg and the Company; the Voting Agreement by and among Equity Partners, Lillian Vernon, David Hochberg and Fred Hochberg; Annual Reports to Stockholders and Annual Reports on Form 10-K of the Company for the five fiscal years ended February 25, 1995; certain interim reports to stockholders and Quarterly Reports on Form 10-Q of the Company; certain other communications from the Company to its stockholders; and certain internal financial analyses and forecasts for the Company prepared by its management. Goldman Sachs also held discussions with members of the senior management of the Company regarding the past and current business operations, financial condition and future prospects of the Company. In addition, Goldman Sachs reviewed the reported price and trading activity for the Shares, compared certain financial and stock market information for the Company with similar information for certain other companies the securities of which are publicly traded, reviewed the financial terms of certain recent business combinations in the mail order catalog industry specifically and in other industries generally, and performed such other studies and analyses as they considered appropriate.

   Goldman Sachs relied without independent verification upon the accuracy and completeness of all of the financial and other information reviewed by them for purposes of their opinion. In addition, Goldman Sachs have not made an independent evaluation or appraisal of the assets and liabilities of the Company or any of its subsidiaries and have not been furnished with any such evaluation or appraisal.

   The following is a summary of certain of the financial analyses used by Goldman Sachs in connection with providing their oral opinion to the Board of Directors on June 13, 1995. Goldman Sachs used substantially the same analyses in connection with providing their written opinion dated as of the date of this Proxy Statement.

       (i) Historical Stock Trading Analysis. Goldman Sachs reviewed the historical public trading prices and volumes for the Shares (a) on a daily basis from May 31, 1994 to May 31, 1995, (b) in comparison to a composite of selected companies in the mail order catalog industry, including Blair Corporation, the Fingerhut Companies, Inc., Hanover Direct, Inc., Lands' End Inc., and Spiegel Inc. (the "Selected Mail Order Companies") on a daily basis from May 22, 1994 to May 22, 1995 and from December 1, 1994 to June 5, 1995 and (c) in comparison to a composite of approximately 32 selected companies in the retailing industry on a daily basis from May 22, 1994 to May 22, 1995.

       (ii) Selected Companies Analysis. Goldman Sachs reviewed and compared certain market and financial information relating to the Company to corresponding market and financial information for (a) the Selected Mail Order Companies, (b) selected specialty retailing companies, including Circuit City Stores, Inc., The Gap, Inc., The Home Depot, Inc., Lechters, Inc., The Limited, Inc., Liz Claiborne, Inc., Nordstrom's, Inc., The Pep Boys--Manny, Moe & Jack, Tiffany & Co., Toys "R" Us, Inc., Wal-Mart Stores, Inc. and Williams-Sonoma, Inc. (the "Selected Specialty Retailing Companies"), and (c) other selected direct marketing companies, including American Greetings Corporation, CML Group, Inc. and The Reader's Digest Association Inc. (the "Selected Direct Marketing Companies"). Various financial multiples for the Company were calculated and compared to corresponding multiples for the Selected Mail Order Companies, the Selected Specialty Retailing Companies and the Selected Direct Marketing Companies using the closing prices of the common stock of such companies on June 9, 1995 (the "Reference Prices"), publicly available historical financial information and consensus analyst estimates of future financial and operating results. Such analysis indicated that (a) the median Reference Price to estimated 1995 and 1996 earnings per share ratios (the "P/E Ratios") for the Selected Mail Order Companies, the Selected Specialty Retailing Companies, and the Selected Direct Marketing Companies were 15.6x and 12.4x, 15.8x and 13.5x, and 16.4x and 14.0x, respectively, as compared to management of the Company's estimates of 1995 and 1996 P/E Ratios for the Company of 13.9x and 11.6x; (b) the median multiples of last twelve months' ("LTM") revenues to Enterprise Value (defined as the market value at the Reference Price plus debt for borrowed money less cash and cash equivalents) for the Selected Mail Order Companies, the Selected Specialty Retailing Companies and the Selected Direct Marketing Companies were 0.55x, 0.99x and 1.21x, respectively, as compared to a multiple of LTM revenues to Enterprise Value for the Company of 0.79x; (c) the median multiples of LTM earnings before interest and taxes ("EBIT") to Enterprise Value for the Selected Mail Order Companies, the Selected Specialty Retailing Companies and the Selected Direct Marketing Companies were 9.2x, 11.6x and 9.6x, respectively, as compared to a multiple of LTM EBIT to Enterprise Value for the Company of 9.0x; (d) the median multiples of LTM earnings before interest, taxes, depreciation and amortization ("EBITDA") to Enterprise Value for the Selected Mail Order Companies, the Selected Specialty Retailing Companies and the Selected Direct Marketing Companies were 7.8x, 8.5x and 7.4x, respectively, as compared to a multiple of LTM EBITDA to Enterprise Value for the Company of 7.4x; and (e) the 1995 and 1996 median estimated multiples of EBITDA to Enterprise Value for the Selected Mail Order Companies, the Selected Specialty Retailing Companies and the Selected Direct Marketing Companies were 8.0x and 6.6x, 7.6x and 6.8x, and 6.6x and 6.1x, respectively, as compared to estimated 1995 and 1996 multiples of EBITDA to Enterprise Value for the Company of 6.5x and 5.5x.

       (iii) Discounted Cash Flow Analysis. Goldman Sachs performed a discounted cash flow analysis of the Company based on estimates of future financial and operating results provided by the management of the Company (the "Management Case") and estimates of future financial and operating results based on the historical performance of the Company (the "Historical Case"). Assuming terminal value multiples of 4.0x to 8.0x year 2000 estimated EBITDA and discount rates of 14% to 18%, such analyses indicated a net discounted cash flow value per Share ranging from $14.32 to $26.77 under the Management Case and $11.83 to $20.88 under the Historical Case.

       (iv) Selected Transactions Analysis. Goldman Sachs analyzed certain publicly available information relating to selected transactions in the mail order industry since 1986 (the "Selected Transactions"), and compared such information to corresponding information for the proposed Merger assuming holders of Shares would receive $19.00 per Share pursuant to the Merger Agreement (the "Merger Case"). Such analysis indicated that (a) aggregate consideration as a multiple of LTM sales for the Selected Transactions ranged from 0.14x to 1.25x, with a mean of 0.70x and a median of 0.73x, as compared to a multiple of 0.77x for the Merger Case, (b) aggregate consideration as a multiple of LTM EBIT for the Selected Transactions ranged from 4.2x to 16.1x, with a mean of 12.3x and a median of 12.6x, as compared to a multiple of 8.6x for the Merger Case, (c) aggregate consideration as a multiple of LTM EBITDA for the Selected Transactions ranged from 8.6x to 15.4x, with a mean of 12.4x and a median of 13.1x, as compared to a multiple of 7.1x for the Merger Case, and (d) aggregate consideration as a multiple of LTM net income for the Selected Transactions ranged from 18.3x to 23.4x, with a mean of 21.3x and a median of 21.8x, as compared to a multiple of 14.0x for the Merger Case.

       (v) Merger Consideration Multiples Analysis. Goldman Sachs analyzed certain financial information of the Company based on the price of $19.00 per Share pursuant to the Merger Agreement and estimates of future financial and operating results for the Company provided by the management of the Company. Such analysis indicated that (a) Enterprise Value as a multiple of sales was 0.86x for fiscal year ("FY") 1994 and 0.77x for FY 1995, and was estimated to be 0.68x for FY 1996 and 0.59x for FY 1997; (b) Enterprise Value as a multiple of EBITDA was 6.9x for FY 1994 and 7.1x for FY 1995, and was estimated to be 6.3x for FY 1996 and 5.2x for FY 1997;
    (c) Enterprise Value as a multiple of EBIT was 8.5x for FY 1994 and 8.6x for FY 1995, and was estimated to be 7.6x for FY 1996 and 6.1x for FY 1997; and (d) total market value as a multiple of earnings was 14.9x for FY 1994 and 14.0x for FY 1995, and was estimated to be 13.0x for FY 1996 and 10.9x for FY 1997.

       (vi) Other Analyses. Goldman Sachs reviewed FS&Co.'s proposed capitalization structure for the Company to assess potential interest coverage ratios and returns on equity invested based on estimated financial and operating results for the Company provided by the management of the Company. Goldman Sachs also reviewed certain factors that might affect the future financial performance of the Company, including increased postage and paper costs and proposed capital expenditures.

   The preparation of a fairness opinion is a complex process and is not necessarily susceptible to partial analysis or summary description. Selecting portions of the analyses or of the summary set forth above, without considering the analyses as a whole, could create an incomplete view of the processes underlying Goldman Sachs' opinion. In arriving at their fairness determination, Goldman Sachs considered the results of all such analyses. No company or transaction used in the above analyses as a comparison is identical to the Company or the contemplated transaction. The analyses were prepared solely for purposes of Goldman Sachs' providing their opinion to the Board of Directors as to the fairness of the $19.00 per Share in cash to be received by the holders of Shares pursuant to the Merger Agreement and do not purport to be appraisals or necessarily reflect the prices at which businesses or securities actually may be sold. Analyses based upon forecasts of future results are not necessarily indicative of actual future results, which may be significantly more or less favorable than suggested by such analyses. Because such analyses are inherently subject to uncertainty, being based upon numerous factors or events beyond the control of the parties or their respective advisors, none of the Company, Goldman Sachs or any other person assumes responsibility if future results are materially different from those forecast.

   As described above, Goldman Sachs' opinion to the Board of Directors was one of many factors taken into consideration by the Disinterested Directors in making their determination to approve the Merger Agreement. The foregoing summary does not purport to be a complete description of the analysis performed by Goldman Sachs and is qualified by reference to the written opinion of Goldman Sachs set forth in Annex C hereto.

   Goldman Sachs, as part of their investment banking business, are continually engaged in the valuation of businesses and their securities in connection with mergers and acquisitions, negotiated underwritings, competitive biddings, secondary distributions of listed and unlisted securities, private placements and valuations for estate, corporate and other purposes. Goldman Sachs are familiar with the Company having provided certain investment banking services to the Company from time to time, including having acted as managing underwriter of the initial public offering of Shares in 1987. Goldman Sachs also have in the past provided Equity Partners and certain of their affiliates with investment banking services from time to time, including having acted as their financial advisor in connection with various divestitures and capital raising activities, and may provide investment banking services to them in the future.

   The Board of Directors selected Goldman Sachs to act as its financial advisor based on Goldman Sachs' substantial experience in mergers and acquisitions and in securities valuation generally. Pursuant to a letter agreement dated April 21, 1994 (the "Engagement Letter"), the Company engaged Goldman Sachs as its exclusive financial advisor in connection with the possible sale of the Company. Pursuant to the terms of the Engagement Letter, the Company has agreed to pay Goldman Sachs a fee of 0.75% of the aggregate consideration paid in the sale of the Company (including the excess, if any, of the principal amount of all indebtedness for borrowed money as set forth on the most recent consolidated balance sheet of the Company prior to the consummation of such sale over the value of the cash, cash equivalents and marketable securities set forth thereon). Pursuant to the Engagement Letter, the Company has also agreed to reimburse Goldman Sachs for their reasonable out-of-pocket expenses, including the fees and disbursements of their attorneys, and to indemnify Goldman Sachs against certain liabilities, including certain liabilities under the federal securities laws.

PURPOSE AND REASONS OF INVESTOR, LILLIAN VERNON AND DAVID HOCHBERG FOR THE
MERGER

   Investor's purpose for engaging in the transactions contemplated by the Merger Agreement is to enable Equity Partners to obtain ownership of approximately 70% of the Shares, thereby becoming entitled to all benefits that result from such ownership. Such benefits include management and investment discretion with regard to the future conduct of the business of the Company, the benefits of the profits generated by operations and any increase in the Company's value. Similarly, Equity Partners will also bear the risk of any decrease in the value of the Company.

   Lillian Vernon and David Hochberg agreed to engage in the transaction contemplated by the Merger Agreement in order to maximize the value of their Shares as well as the value of the Company and the value of the Shares held by the Company stockholders. Lillian Vernon and David Hochberg were required by Investor to continue as minority owners of the Company after the Effective Time as a condition to execution of the Merger Agreement.

   Upon the consummation of the Merger, Equity Partners, Lillian Vernon and David Hochberg will each have approximately a 70%, 17% and 10% interest, respectively, in the net book value and net earnings of the Company.

POSITION OF INVESTOR, LILLIAN VERNON AND DAVID HOCHBERG REGARDING FAIRNESS OF THE MERGER

   Investor, Lillian Vernon and David Hochberg have considered the analyses of and the factors examined by the Board (described in detail in "SPECIAL FACTORS--Recommendation of the Board of Directors") and believe these analyses and factors, in particular factors (i) through (v) of that section, provide a reasonable basis for them to believe, as they do, that the Merger is fair to the stockholders of the Company. This belief should not, however, be construed as a recommendation by them to the Company's stockholders to vote to approve and adopt the Merger Agreement.

   Although none of Investor, Lillian Vernon or David Hochberg has quantified or assigned specific relative weights to any of the factors referred to in the previous paragraph, each has relied principally on and adopted the opinion and analyses of Goldman Sachs as set forth in Annex C hereto and the conclusion of the Board of Directors that the Merger is fair to the Company's stockholders.

INTERESTS OF CERTAIN PERSONS IN THE MERGER

   In considering the recommendation of the Board of Directors with respect to the Merger, stockholders should be aware that certain members of management and the Board of Directors at the time of approval of the Merger Agreement had certain interests which may present them with potential conflicts of interest in connection with the Merger, as summarized below. After consummation of the Merger, a total of 657,895 and 394,737 Shares registered in the names of Lillian Vernon and David Hochberg, respectively, shall remain outstanding after the Merger. Upon consummation of the Merger
(i) Lillian Vernon shall receive $27,678,592 in Merger Consideration and $2,473,600 in option cash out payments; (ii) David Hochberg shall receive $15,907,997 in Merger Consideration and $515,250 in option cash out payments;
(iii) Fred Hochberg shall receive $11,696,606 in Merger Consideration and $18,750 in option cash out payments. The Company's other executive officers, directors and affiliates shall receive, in aggregate, approximately $1,412,973 in Merger Consideration (assuming no Shares held by such individuals are retained) and, in aggregate approximately $2,248,180, in option cash payments (assuming no options are exercised).

   After the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain Shares, or purchase Surviving Corporation Common Stock having an aggregate value of approximately $2.5 million, which will represent approximately 3% of the Surviving Corporation Common Stock. If any of such members of management own Shares, they will retain such Shares and enter into a Subscription Agreement pursuant to a Stock Subscription Plan with respect to additional Shares they will purchase. Under the Stock Subscription Plan expected to be adopted by the Company immediately after consummation of the Merger, a number of Shares of Surviving Corporation Common Stock are expected to be offered to certain members of management of the Company such that this number combined with the number of Shares retained by the certain members of management will be approximately 131,500. In connection with the Merger, certain members of management will be able to elect not to receive all or a portion of the cash consideration such member is entitled to receive in exchange for stock options as described in the following paragraph, in exchange for a right to receive an equal amount as deferred compensation. Members of management purchasing stock may give a full recourse note to the Company for between 50% and 100% of the purchase price. Upon consummation of the Merger, the Company is expected to establish a Performance Option Plan (the "Performance Option Plan") which will provide for the issuance of options covering up to approximately 190,000 shares of Surviving Corporation Common Stock to certain employees of the Company. Options will vest only if certain performance criteria are met or a certain period of time has elapsed. Lillian Vernon is to receive a significant portion of the options available under the Performance Option Plan.

   Pursuant to the Merger Agreement, except as may otherwise be agreed by Investor and certain members of management as described above, each stock option, whether or not vested, to acquire Shares under the Company's 1993 Stock Option Plan for Non-Employee Directors (the "Directors Plan") and, subject to any necessary consents from the holders thereof, each stock option, whether or not vested, to acquire Shares under the Company's 1987 Plan shall be canceled for the right to receive an amount in cash equal to the product of (i) the excess of the Merger Consideration over the exercise price per Share of such stock option, multiplied by (ii) the number of Shares subject to such stock option.

   Indemnification and Insurance. Directors' and officers' indemnification and insurance policies shall be in effect for six years from the Effective Time with respect to matters occurring before the Effective Time; provided that the Surviving Corporation shall not be required to pay premiums in excess of 175% of the amount currently paid by the Company. See "THE MERGER--The Merger Agreement-- Indemnification and Insurance."

   Executive Severance Agreements and Change in Control Arrangements. Andrew Gregor, Vice President-Chief Financial Officer, has a change in control agreement with the Company which expires on the earlier of April 27, 1997 or the termination of Mr. Gregor's employment prior to a Change in Control (as such term is defined in the agreement) of the Company. If, within two years after a Change in Control (the "Two-Year Period"), Mr. Gregor's employment is terminated under circumstances constituting a "Trigger Termination" (generally, a resignation by Mr. Gregor with "good reason" or a termination by the Company other than for "cause") Mr. Gregor will be entitled to a lump sum payment in cash equal to a multiple of his most recent annual total compensation (excluding income attributable to the exercise of stock options) ranging from 50% to 200% of such total compensation, such multiple depending upon the timing of the termination. In addition, after a Change in Control has occurred, with respect to any outstanding stock options Mr. Gregor may hold at such time, (i) if the Shares are then publicly traded, such options will become freely exercisable whether or not vested by their terms, or (ii) in the event the Shares are not publicly traded at such time, Mr. Gregor will receive a cash payment in an amount equal to the product of (A) the aggregate number of Shares subject to such options (whether or not vested) multiplied by (B) the difference between (1) the exercise price of each series of options and (2) the highest tender price paid for the Shares in the effort to retire the Shares. The agreement contains restrictive covenants related to confidentiality and solicitation.

   Employment Agreements. The Employment Terms of Lillian Vernon, Chairman of the Board and Chief Executive Officer, expire on February 28, 1997. Lillian Vernon currently receives a base salary of $520,000 per annum. Her salary is reviewed annually by the Compensation Committee of the Board of Directors and may be increased at the Board of Directors' discretion. Lillian Vernon also receives a bonus at the discretion of the Board of Directors. Upon consummation of the Merger, Lillian Vernon's Employment Terms shall be extended until three years from the Effective Time. Upon consummation of the Merger, Lillian Vernon will enter into a non-compete agreement. See "THE MERGER--The Voting Agreement."

   Larry Blum, Executive Vice President, has an employment agreement with the Company which expires on February 28, 1998. Mr. Blum currently receives a base salary of $250,000 per annum. His salary is reviewed on the anniversary date of the commencement of the agreement, and thereafter at 18 month intervals. In addition to Mr. Blum's base compensation, Mr. Blum is entitled to receive a bonus pursuant to the Company's executive bonus policy of up to 50% of his annual base salary. Upon consummation of the Merger, this agreement will continue as currently in effect.

   It is currently intended that prior to consummation of the Merger, David Hochberg, Vice President -- Public Affairs of the Company, will enter into an employment agreement with the Company, which will become effective as of the Effective Time on the same terms as he is currently employed. The agreement will have an initial term of three years (the "Initial Term"). After the expiration of the Initial Term the agreement will continue at will, terminable on 90 days' written notice by either party to the other. Under the agreement, Mr. Hochberg will be initially entitled to receive a base salary equal to that which Mr. Hochberg was entitled immediately prior to the Effective Time. David Hochberg's current base salary is $166,950 and he receives a bonus at the discretion of the Board. The agreement will contain standard termination provisions and restrictive covenants relating to competition and confidentiality.

   Employee Benefits. Pursuant to the Merger Agreement, Investor intends that for a period of two years immediately following the Effective Time, it shall, or shall cause the Surviving Corporation to, continue to maintain employee benefit and welfare plans, programs, contracts, agreements, policies and executive incentives and perquisites, for the benefit of active and retired employees of the Company which, in the aggregate, provide benefits that are no less favorable to employees than the benefits provided to such active and retired employees on the date of the Merger Agreement.

   Each of the indemnification, insurance, employment and severance agreements described above grants rights to the relevant directors and officers with respect to the Company that are in addition to the rights such directors and officers enjoy solely in their capacity as stockholders. Therefore, such officers and directors have interests in these arrangements that potentially conflict with those of the Company and its other stockholders.

   Deferred Compensation Agreements. Lillian Vernon, Fred Hochberg, and David Hochberg (collectively the "Executives") are parties to individual deferred compensation agreements with the Company. The agreements provide the Executives with the following fully vested benefits: (i) total retirement benefits to be paid over a period of ten years commencing when the Executive reaches a specified age (70 in the case of Lillian Vernon and 65 in the case of the Hochbergs) in the amounts of $4,634,500, $5,525,000, and $3,540,000, respectively; (ii) payment of the balance of retirement benefits to the Executive's designated beneficiaries if the Executive dies after reaching the specified age; and (iii) lump sum death benefits to be paid to the Executive's designated beneficiaries in the amount of the discounted present value of the total retirement benefit if the Executive dies before reaching a specified age (70 in the case of Lillian Vernon and 60 in the case of the Hochbergs) or 75% of the total retirement benefit (only for the Hochbergs) if the Executive dies between the ages of 60 and 65. Upon consummation of the Merger, Lillian Vernon's deferred compensation agreement will be amended so that she will not receive benefits until one year after she ceases to receive payments pursuant to the Employment Terms.

MANAGEMENT OF THE COMPANY'S BUSINESS AFTER THE MERGER; CERTAIN EFFECTS OF THE MERGER

   Investor is continuing to conduct a detailed review of the Company and its assets, businesses, labor practices, operations, properties, corporate structure, capitalization, management and personnel and is considering and discussing with the Company what further changes, if any, will be desirable. Subject to the foregoing, Investor expects that the day to day business and operations of the Company will be conducted substantially as they are currently being conducted by the Company and its subsidiaries. The Company currently plans on introducing new catalog concepts from time to time and may expand its existing retail operations. In addition, the Company may grow its business through strategic acquisitions, although none are contemplated at this time. It is anticipated that the Board of Directors and stockholders of the Surviving Corporation will from time to time evaluate and review the Company's business, operations and properties and make such changes as they deem appropriate. Investor does not currently intend to dispose of any assets of the Company, other than in the ordinary course of business. Investor also does not currently contemplate any material change in the composition of the Company's management, although after the Merger, the Company's Board will be composed of four nominees designated by FSEP III and FSEP International, one nominee designated by Lillian Vernon and two nominees jointly designated by FSEP III and FSEP International and Lillian Vernon, one of whom shall be an outside director of the Company at the Effective Time. FSEP III, FSEP International, Lillian Vernon and David Hochberg have also negotiated certain other agreements, which were executed concurrently with the Merger Agreement or will be executed immediately prior to the consummation of the Merger and will govern the operation of the Company after the Merger. See "THE MERGER--The Voting Agreement" and "THE MERGER--The Stockholders Agreement."

   As a result of the Merger, the Company's current stockholders (other than Lillian Vernon, David Hochberg and certain members of management who will retain Shares, purchase Surviving Corporation Common Stock, or both) will be cashed out and will not have an opportunity to continue their equity interest in the Company as an ongoing corporation and therefore will not share in the future earnings and potential growth of the Company.

   If the Merger is consummated, the Shares will cease to be listed on the AMEX, public trading of the Shares will cease and the registration of the Shares under the Exchange Act will be terminated. The termination of registration of the Common Stock under the Exchange Act will reduce the information required to be furnished by the Company to the Commission and will make certain of the provisions of the Exchange Act, such as the short-swing profit recovery provisions of Section 16(b) and the requirement of furnishing a proxy or information statement in connection with stockholders' meetings, no longer applicable to the Company. THE RECEIPT OF CASH PURSUANT TO THE MERGER WILL BE A TAXABLE TRANSACTION. SEE "CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES."

ACCOUNTING TREATMENT OF THE TRANSACTION

   The Merger will be accounted for as a recapitalization, consisting of additional borrowings by the Company under the Credit Facilities (as defined below), an equity investment by FSEP III and FSEP International of not less than $52 million and the cancellation of certain Shares in the Merger in exchange for a cash payment. This accounting treatment was an important factor in the willingness of Investor to participate in the Merger and related transactions on the terms and conditions described in this Proxy Statement.

REGULATORY APPROVALS

   On [      ], 1995, the waiting period under the Hart-Scott Rodino
Antitrust Improvements Act of 1976, as amended (the "HSR Act") applicable to the Merger expired.

   Investor and the Company know of no remaining federal or state regulatory requirements that must be complied with or approvals that must be obtained in order to consummate the Merger, other than the filing of the Certificate of Merger or the Merger Agreement with the Secretary of State of the State of Delaware.

CERTAIN STOCKHOLDER LITIGATION

   Several purported class action lawsuits relating to the Merger Agreement have been filed in Delaware Chancery Court: Crandon Capital Partners v. Lilyan H. Affinito, et al., Civil Action No. 14353, filed June 14, 1995; Dennis Johnson v. David C. Hochberg, et al., Civil Action No. 14356, filed June 14, 1995; Thakor T. Patel and Kanta T. Patel v. Lillian Vernon Corporation, et al., Civil Action No. 14358, filed June 15, 1995; and Roy McGeady v. Lillian Vernon Corporation, et al., Civil Action No. 14363, filed June 16, 1995. Each of the foregoing actions purports to be a stockholder class action on behalf of all stockholders of the Company (other than the defendants and their affiliates) against the Company and the members of its Board of Directors. The Johnson action also names Freeman Spogli & Co. as a defendant. The Crandon Capital Partners and McGeady actions name Paul J. Bergmoser as a defendant although Mr. Bergmoser has not been a director of the Company since August 1994, and do not name one of the current directors, as a defendant. Each of the actions alleges, among other things, that in implementing the Merger Agreement, the individual defendants have breached their fiduciary duties to the stockholders of the Company and have acted to the detriment of the class members for their own personal benefit. Each of the lawsuits seeks a preliminary and permanent injunction preventing the Company from proceeding with the Merger Agreement, rescission of the Merger Agreement if it is consummated, as well as unspecified damages, attorney's fees and other relief. The defendants believe that the complaints are without merit and intend to defend the cases vigorously.

   Other than as described above, and other than ordinary routine litigation incidental to its business, no legal proceedings to which the Company is a party, or to which any of its properties are subject, are pending or are known to be contemplated, and the Company knows of no material legal proceedings, pending or threatened, or judgments entered against any director or officer of the Company in his or her capacity as such.

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

                                  THE MERGER

VOTE REQUIRED; RECORD DATE

   A majority of the outstanding shares, other than shares held in the treasury of the Company, of the common stock, $.01 par value per share, of the Company (each, a "Share") entitled to vote, represented in person or by proxy, is required for a quorum at the Special Meeting. Under Section 251 of the DGCL, the affirmative vote of the holders of a majority of the Shares is required to approve and adopt the Merger Agreement. Pursuant to the Voting Agreement, each of Lillian Vernon, and her sons, David Hochberg and Fred Hochberg, has agreed to vote all of her or his Shares in favor of the Merger. Lillian Vernon, David Hochberg and Fred Hochberg collectively own approximately 40.7% of the outstanding Shares as of the date hereof. To the Company's knowledge after reasonable inquiry, each of the Company's executive officers, directors and affiliates, holding in aggregate 74,367 Shares (approximately 0.8% of the outstanding Shares), presently intends to vote all Shares held of record or beneficially owned by such person in favor of the Merger. See "PRINCIPAL STOCKHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT." Except for the recommendation of the Board contained in this Proxy Statement, to the Company's knowledge after reasonable inquiry, no executive officer, director or affiliate of the Company has made a recommendation in support of or opposed to the Merger.

   Only stockholders of record on the "Record Date" are entitled to vote at the Special Meeting or any adjournments or postponements thereof. At the
close of business on such date, there were [    ] Shares issued and
outstanding each of which is entitled to one vote at the Special Meeting. As
of the Record Date, there were [   ] holders of record. As of June 30, 1995
there were 9,731,838 Shares and 421 stockholders of record.

   Shares represented by a properly signed, dated and returned proxy will be treated as present at the meeting for purposes of determining a quorum, without regard to whether the proxy is marked as casting a vote or abstaining. Brokers who hold Shares of Company Common Stock as nominees will not have discretionary authority to vote such Shares in the absence of instructions from the beneficial owners. Votes which are not cast for this reason (the "broker non-votes") will also have the same legal effect as votes cast against the approval and adoption of the Merger Agreement. ACCORDINGLY, ABSTENTIONS AND BROKER NON-VOTES WILL HAVE THE SAME EFFECT AS VOTES AGAINST THE APPROVAL OF THE MERGER AGREEMENT.

PAYMENT FOR SHARES

   As a result of the Merger, holders of certificates formerly representing Shares will cease to have any equity interest in the Company. At the Effective Time, each outstanding Share (other than (i) 657,895 and 394,737 Shares registered in the names of Lillian Vernon and David Hochberg, respectively, which shall not be canceled but shall remain outstanding and which will represent approximately 27% of the Surviving Corporation Common Stock, and Shares retained by certain members of management, (ii) Shares held in the treasury of the Company, or owned by the Company or Investor which will be extinguished and canceled without conversion, no payment being made in respect thereof, and (iii) any Shares that are held by stockholders who have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262) shall be canceled and converted automatically into the right to receive the Merger Consideration payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Share in the manner provided in the Merger Agreement.

   DETAILED INSTRUCTIONS WITH REGARD TO THE SURRENDER OF CERTIFICATES, TOGETHER WITH A LETTER OF TRANSMITTAL, WILL BE FORWARDED TO FORMER STOCKHOLDERS BY THE PAYING AGENT PROMPTLY FOLLOWING THE EFFECTIVE TIME. STOCKHOLDERS SHOULD NOT SUBMIT THEIR CERTIFICATES TO THE PAYING AGENT UNTIL THEY HAVE RECEIVED SUCH MATERIALS. PAYMENT FOR SHARES WILL BE MADE TO FORMER STOCKHOLDERS AS PROMPTLY AS PRACTICABLE FOLLOWING RECEIPT BY THE PAYING AGENT OF THEIR CERTIFICATES AND OTHER REQUIRED DOCUMENTS.

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

THE MERGER AGREEMENT

   The following is a summary of the material provisions of the Merger Agreement, a conformed copy of which is included with this Proxy Statement as Annex A. Such summary is qualified in its entirety by reference to the Merger Agreement.

   General Terms of the Merger. Upon the terms and subject to the conditions of the Merger Agreement, Investor will be merged with and into the Company with the Company to continue as the Surviving Corporation of the Merger. The Merger will become effective at the Effective Time. At the Effective Time, each outstanding Share (other than (i) 657,895 and 394,737 Shares registered in the names of Lillian Vernon and her son, David Hochberg, respectively, which shall not be canceled but shall remain outstanding and which will represent approximately 27% of the Surviving Corporation Common Stock after the Merger and Shares retained by certain members of management, (ii) Shares held in the treasury of the Company, or owned by the Company or Investor which will be extinguished and canceled without conversion, no payment being made in respect thereof, and (iii) any Shares that are held by stockholders who have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262) shall be canceled and converted automatically into the right to receive an amount equal to the Merger Consideration payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Share in the manner provided in the Merger Agreement. Investor has been organized by FS&Co. Certain affiliates of FS&Co. own 100% of the outstanding capital stock of Investor. At the Effective Time, the shares of Investor Common Stock will be converted into approximately 2,763,158 shares of the Surviving Corporation Common Stock, which will represent approximately 70% of the Surviving Corporation Common Stock. Upon consummation of the Merger, certain members of management, other than Lillian Vernon and David Hochberg, will retain Shares or purchase Surviving Corporation Common Stock having an aggregate value of approximately $2.5 million, which will represent approximately 3%, of the Surviving Corporation Common Stock. Upon consummation of the Merger, each option to acquire Shares under the Company's Directors Plan and, subject to any necessary consents from the holders thereof, each option to acquire Shares under the Company's 1987 Plan shall be canceled for the right to receive an amount in cash equal to the product of (i) the excess of the Merger Consideration over the exercise price per Share of such stock option, multiplied by (ii) the number of Shares subject to such option.

   As promptly as practicable after the approval of the Merger Agreement and the satisfaction or waiver of the other conditions to consummation of the Merger, the parties thereto shall file the Merger Agreement or a certificate of merger with the Secretary of State of the State of Delaware, in such form as required by, and executed in accordance with the relevant provisions of, the DGCL. The Merger will become effective when such filing is made.

   Exchange of Shares. At the Effective Time, Investor will make available, or cause to be made available to the Paying Agent, an amount in cash, together with funds to be provided by the Company pursuant to the Commitment Letter, sufficient to pay the aggregate Merger Consideration payable pursuant to the terms of the Merger Agreement.

   Promptly after the Effective Time, the Paying Agent shall mail to each record holder of an outstanding certificate or certificates, which immediately prior to the Effective Time represented outstanding Shares (the "Certificates"), a form of letter of transmittal and instructions for use in effecting the surrender of Certificates for payment therefor. Stockholders should not surrender their Certificates with their proxy cards. Upon surrender to the Paying Agent of a Certificate, together with such letter of transmittal, duly executed and any other required documents, the holder of such Certificate will be entitled to receive in exchange therefor cash in an amount equal to the product of the number of Shares represented by such Certificate multiplied by the Merger Consideration, and such Certificate shall then be canceled. No interest will be paid or accrued on the cash payable upon the surrender of the Certificate. If payment is to be made to a person other than the person in whose name the Certificate surrendered is registered, it shall be a condition of payment that the Certificate so surrendered shall be properly endorsed or otherwise in proper form for transfer and that the person requesting such payment shall pay transfer or other taxes required by reason of the payment to a person other than the registered holder of the Certificate surrendered or establish to the satisfaction of the Paying Agent that such tax has been paid or is not applicable. Until so surrendered, each Certificate (other than Certificates representing (i) Shares held by the Company as treasury stock, or owned by the Company or Investor, (ii) 657,895 and 394,737 Shares held by Lillian Vernon and David Hochberg, respectively, and Shares, held by certain members of management, and (iii) Dissenting Shares, as such term is defined in the Merger Agreement) shall represent for all purposes solely the right to receive the Merger Consideration, without any interest thereon. Any funds remaining with the Paying Agent six months following the Effective Time shall be delivered to the Surviving Corporation, after which time former holders of Shares, subject to the applicable law, shall look only to the Surviving Corporation for payment of their claims for the Merger Consideration for their Shares, without interest thereon, and shall have no greater rights against the Surviving Corporation than may be accorded to general creditors of the Surviving Corporation under Delaware law.

   Agreements of the Company and Investor. The Merger Agreement provides that, at the Effective Time, unless otherwise determined by Investor prior to the Effective Time, the Certificate of Incorporation of the Company, as in effect immediately prior to the Effective Time, shall be the Certificate of Incorporation of the Surviving Corporation, until thereafter amended as provided by law and such Certificate of Incorporation. The Merger Agreement also provides that, unless otherwise determined by Investor prior to the Effective time, the By-laws of the Company, as in effect immediately prior to the Effective Time, shall be the By-laws of the Surviving Corporation until thereafter amended as provided by law, the Certificate of Incorporation of the Surviving Corporation and its By-laws. The Merger Agreement provides that the directors of Investor immediately prior to the Effective Time, together with Lillian Vernon, shall be the initial directors of the Surviving Corporation. The officers of the Company immediately prior to the Effective Time shall be the initial officers of the Surviving Corporation.

   Conditions to the Merger. The Merger will occur only if the Merger Agreement and all other matters necessary to effectuate the transactions provided for therein and to vest Investor with the rights provided for therein are approved at the Special Meeting by the adoption of the Merger Agreement by the affirmative vote of the stockholders of the Company, in accordance with Section 251 of the DGCL. In addition, the obligations of Investor, on the one hand, and the Company, on the other, to consummate the transactions contemplated by the Merger Agreement are subject to the satisfaction of certain conditions (any of which may be waived by the party or parties entitled to the benefit thereof), including (i) the absence of any action by any governmental authority or other agency or commission or court of competent jurisdiction that has the effect of making illegal or otherwise preventing or prohibiting consummation of the Merger; (ii) the termination or expiration of any waiting period applicable to the Merger under the HSR Act;
(iii) the continuing accuracy, as of the Effective Time, of the representations and warranties of the other party provided in the Merger Agreement; (iv) the performance by the other party of all obligations required to be performed by it under the Merger Agreement; (v) the procurement of the Debt Financing (as defined below) necessary to finance the merger (see "FINANCING OF THE MERGER"); (vi) the resignation, effective as of the Effective Time, of all directors on the Board except for Lillian Vernon;
(vii) the Company not having suffered a material adverse effect; and (viii) holders of a sufficient number of options pursuant to the 1987 Plan shall have consented to the cancellation of such stock options in exchange for cash consideration such that the sum of (A) such options, (B) the number of options for which alternative agreements are reached and (C) stock options issued pursuant to the Directors Plan, is in excess of 95% of all outstanding options.

   Representations and Warranties. The Merger Agreement contains representations, warranties, covenants and agreements by each of the parties regarding, among other things, their organization, authority to enter the transaction, requisite consents and approvals and brokers and finders. In addition, the Company makes certain representations and warranties regarding, among other things, its capitalization, compliance with all applicable laws, the content and submission of forms and reports required to be filed by the Company with the Securities and Exchange Commission (the "Commission"), the absence of certain changes in the Company's business since February 25, 1995, absence of litigation to which the Company is a party, intellectual property, related party agreements, employee benefit plans, tax matters, compliance with applicable laws, title to its properties and environmental matters. In addition, Investor makes certain representations and warranties regarding the Debt Financing. The representations and warranties of each of the parties to the Merger Agreement will expire at the Effective Time.

   Covenants. In the Merger Agreement, the Company has agreed that except as otherwise contemplated by the Merger Agreement, prior to the Effective Time, the Company, and each of its subsidiaries, will conduct its operations according to its ordinary course of business consistent with past practice, and the Company, and each of its subsidiaries, will use its best efforts to preserve intact its business organization, to keep available the services of its officers and employees and to maintain existing relationships with customers, suppliers and other persons with which the Company or any subsidiary has significant business relationships. In addition, prior to the Effective Time, neither the Company nor any of its subsidiaries will, without the prior written consent of Investor: (a) amend its Certificate of Incorporation or By-laws; (b) authorize or effect the issuance, sale, pledge, disposition or encumbrance (whether through the issuance or granting of options, warrants, convertible securities or otherwise) of (x) any capital stock, except as required by any incentive stock plan or (y) any assets of the Company or its any of its subsidiaries; (c) declare, set aside or pay any dividend or distribution (whether in cash, stock or property or combination thereof) in respect of its capital stock, except for the regular quarterly dividend of $.07 per Share; (d) reclassify, split, combine, purchase, or otherwise acquire, directly or indirectly, any shares of its capital stock, except for any acquisition of securities in connection with any stock option plan; (e) (i) acquire (by merger, consolidation, or acquisition of stock or assets) any corporation, partnership or other business organization or division thereof; (ii) incur any debt or assume, guarantee or endorse or otherwise become responsible for the obligations of any person, or make any loans or advances, except pursuant to credit facilities in existence on February 25, 1995 and the Debt Financing; (iii) authorize any new capital expenditure or expenditures for the Company or any of its subsidiaries which, individually, is in excess of $100,000 or, in the aggregate, are in excess of $500,000, provided that none of the foregoing shall limit any capital expenditure already included in the capital expenditure budget for the fiscal year ending February 24, 1996; or (iv) make any investment in any person (as that term is defined in the Merger Agreement), except in certificates of deposit maturing within 90 days or obligations maturing within 90 days and guaranteed by the full faith and credit of the United States; (f) (i) grant any increases in the compensation of any of its officers and employees, excepts for increases in salary of employees who are not officers of the Company in the ordinary course of business; (ii) enter into any employment, consulting or severance agreement with any present or former director, officer or other employee of the Company or any of its subsidiaries; or (iii) establish any new benefit plan for any directors, officers, or employees; (g) enter into, amend, or cancel any agreement or transaction involving the Company or any of its subsidiaries that (x) involves consideration in excess of $500,000 (except inventory acquisitions and dispositions or contracts for the purchase of paper or contracts for the printing of catalogs in the ordinary course of business, with a term of less than 180 days) or (y) involves the sale, acquisition or lease of any material assets; (h) fail to maintain its advertising and promotional expenditures in the ordinary course of business; (i) modify any existing insurance coverage protecting the business, assets or employees of the Company except in the ordinary course of business; (j) cancel any indebtedness or obligation owed to the Company or any of its subsidiaries; (k) revalue any of its assets, including, without limitation, the write-offs of notes, increases in any reserves except in the ordinary course of business and any write-up of the value of inventory or any other asset; (l) change any accounting method or practice, except for changes required by United States generally accepted accounting principles; or (m) plan, commit, or enter into an agreement to take any of the actions described above.

   Indemnification and Insurance. In the Merger Agreement, Investor and the Company have agreed that all rights of indemnification existing in favor of the Company's present or former directors, officers or employees, provided for under the Company's Certificate of Incorporation and By-laws, as in effect on the date of the Merger Agreement, will survive the Merger and continue as an obligation of the Surviving Corporation for a period of six years from the Effective Time. In the event of any such claim, action or suit, the Company or the Surviving Corporation will pay the reasonable fees and expenses of counsel selected by the parties to be indemnified.

   The Surviving Corporation will use its best efforts to maintain in effect for six years from the Effective Time the current directors' and officers' liability insurance policies maintained by the Company

(provided that the Surviving Corporation may substitute therefor policies reasonably satisfactory to the Indemnified Parties, as defined in the Merger Agreement, of at least the same coverage containing terms and conditions which are not materially less advantageous) with respect to matters occurring prior to the Effective Time; provided that in no event will the Surviving Corporation be required to pay premiums for such insurance in excess of 175% of premiums currently paid by the Company. In the event that the Surviving Corporation consolidates with or merges into any other person and shall not be the surviving corporation of such consolidation or merger, or transfers all or substantially all of its assets to any person, then in each such case, proper provision shall be made so that the successors and assigns of the Surviving Corporation shall assume these obligations relating to insurance and indemnification.

   Employee Benefits. Pursuant to the Merger Agreement, Investor intends that for a period of two years immediately following the Effective Time, it shall, or shall cause the Surviving Corporation to, continue to maintain employee benefit and welfare plans, programs, contracts, agreements, policies and executive incentives and perquisites, other than equity based plans, for the benefit of active and retired employees of the Company which, in the aggregate, provide benefits that are no less favorable to employees than the benefits provided to such active and retired employees on the date of the Merger Agreement.

   No Solicitation. The Merger Agreement provides that the Company and its officers and directors may not initiate or solicit any proposal or offer or have discussions or participate in any negotiations or furnish to any other person any information with regard to any exchange offer, merger, consolidation, tender offer, share exchange or other business combination, except that the Company may furnish information to and enter into discussions and negotiations with any person in connection with an unsolicited proposal if, after consultation with independent legal counsel, the Board of Directors of the Company determines that such action is required for the Board to comply with its fiduciary duties to stockholders imposed by Delaware law. The Company is required to notify Investor promptly if any such proposal is made and shall in any such notice to Investor, subject to the fiduciary obligations of the Board under applicable law, indicate in reasonable detail the identity of the person making such proposal.

   Further Action. The Merger Agreement provides that Investor will use reasonable best efforts to obtain on behalf of the Company up to $110 million of bank term credit and $23 million pursuant to a revolving credit facility to be available for drawing at closing (the "Debt Financing") prior to the Special Meeting. Investor will provide the Investor Equity Contribution at the time of the closing. In the event that any portion of the Debt Financing becomes unavailable, Investor will use its reasonable best efforts to obtain alternative financing from other sources on terms and conditions no less favorable to the Company than the portion of the Debt Financing that has become unavailable. In the event that the Merger is not consummated, Investor shall pay all fees (including commitment fees), costs and expenses in connection with arranging the Debt Financing. The Company will cooperate with Investor with respect to obtaining the Debt Financing, including taking all actions necessary to authorize the Debt Financing.

   The Merger Agreement further provides that, subject to its terms and conditions, each of the parties thereto shall use all reasonable efforts to take action under any applicable laws to consummate the Merger, including making prompt submissions under the HSR Act with respect to the Merger and using all reasonable efforts to obtain all licenses, permits, consents, approvals, authorizations, qualifications and orders of governmental authorities and parties to contracts with the Company and its subsidiaries as are necessary to the consummation of the Merger. Neither party, however, shall be obligated to sell or otherwise dispose of or hold separate any substantial business asset or product line in order to obtain any required governmental approval.

   The Merger Agreement also provides that the Company will cooperate with any reasonable requests of Investor or the Commission related to the recording of the Merger as a recapitalization for financial reporting purposes, including, without limitation, to assist Investor and its affiliates with any presentation to the Commission with regards to such recording and to include appropriate disclosure with regard to such recordings in all filings with the Commission and all mailings to stockholders made in connection with the Merger. In the case that the Company receives notice of any claim, complaint or litigation to which it is a party, then the Company shall give Investor notice of such claim, and the Company will cooperate with Investor in the defense of such claim, complaint or litigation. No such matter may be settled by the Company without Investor's prior written consent, which consent shall not be unreasonably withheld. If at any time after the Effective Time any further action is necessary or desirable to carry out the purposes of the Merger Agreement, the proper officers and directors of each party to the Merger Agreement then in office are required to use their reasonable best efforts to take all such action.

   Amendments. The Merger Agreement provides that at any time prior to the Effective Time the Merger Agreement may be amended by the parties to the Merger Agreement by action taken by or on behalf of their respective Boards of Directors; provided, however, that after the approval and adoption of the Merger Agreement and the transactions contemplated thereby by the stockholders of the Company, no amendment may be made which would reduce the amount or change the type of consideration into which each Share shall be converted upon consummation of the Merger.

   Termination. The Merger Agreement may be terminated and the Merger abandoned at any time prior to the Effective Time whether before or after approval by the Company's stockholders: (a) by mutual written consent duly authorized by the Boards of Directors of Investor and the Company; (b) by either Investor or the Company if (i) the Effective Time shall not have occurred by October 31, 1995; provided that this termination right will not be available to any party whose failure to fulfill any obligations under the Merger Agreement causes or results in the failure of the Effective Time to occur by such date, and provided further that if any condition shall fail to be satisfied by reason of the existence of an injunction or order, then either party may request a 60 day extension or (ii) any court or other governmental authority shall have issued an order or injunction prohibiting any condition to the Merger Agreement and the parties shall not have succeeded in having such order reversed or injunction vacated by December 30, 1995; (c) by either Investor or the Company, if a court or other governmental body shall have issued an order, decree, or ruling or taken any other action prohibiting the Merger, and such order, decree, ruling or other action shall have become final and nonappealable; (d) by the Company, at any time prior to the Effective Time, if (i) Investor shall have failed to comply in any material respect with any of the covenants or agreements contained in the Merger Agreement to be complied with or performed by Investor, which failure to perform cannot be cured by October 31, 1995, or (ii) any representation or warranty of Investor in the Merger Agreement shall not be true and correct in any material respect, which failure cannot be cured prior to October 31, 1995, as if such representation or warranty was made as of such time on or after the date of the Merger Agreement, unless such representation or warranty speaks as of a specified date; (e) by Investor, at any time prior to the Effective Time, if (i) the Company shall have failed to comply in any material respect with any of the covenants or agreements contained in the Merger Agreement to be complied with or performed by the Company, which failure to perform cannot be cured by October 31, 1995, or (ii) any representation or warranty of the Company in the Agreement shall not be true and correct in any material respect, which failure to be true and correct cannot be cured prior to October 31, 1995, as if such representation or warranty was made as of such time on or after the date of the Merger Agreement, unless such representation or warranty speaks as of a specified date; (f) by Investor or the Company, if the Board of Directors of the Company (i) shall have withdrawn or modified its approval or recommendation of the Merger or (ii) shall have recommended another merger, consolidation, business combination with, or acquisition of, the Company or its assets or tender offer for Shares, or shall have resolved to do any of the foregoing; or (g) by Investor, if another person (i) acquires Shares or shall have been granted an option or right to acquire Shares representing more than 30% of the then outstanding voting power of the Company or (ii) announces a proposal to acquire a majority of the Shares of the Company and at the Special Meeting
(A) such proposal remains outstanding and (B) the Merger is not approved by the affirmative vote of a majority of the stockholders of the Company.

   In the event of the termination of the Merger Agreement, it shall become void and there shall be no liability thereunder on the part of any party thereto except under the provisions of the Merger Agreement related to termination fees and expenses; provided that no party shall be relieved from liability for a breach of the Merger Agreement.

   Termination Fees and Expenses. The Merger Agreement provides that the Company shall pay to FS&Co. a termination fee of $3.5 million in the event that the Merger Agreement is terminated (a) by Investor or the Company because the Board of Directors withdrew its recommendation of the Merger or recommended another business combination with the Company; (b) by Investor because another person acquired Shares or was granted an option or right to acquire Shares representing more than 30% of the then-outstanding voting power of the Company; or (c) by Investor because another person announced a proposal to acquire a majority of Shares of the Company, the stockholders did not approve the Merger and such a transaction was consummated within 12 months of such termination of the Merger Agreement.

   The Merger Agreement also provides that the Company shall reimburse FS&Co. up to $1.5 million for all out-of-pocket fees and expenses incurred in connection with the transactions contemplated in the Merger Agreement, if the Agreement is terminated under the circumstances described in the preceding paragraph or by Investor, by reason of (i) the failure of the Company to comply in any material respects with any of the covenants and agreements in the Merger Agreement which failure cannot be cured by October 31, 1995 or
(ii) the failure of certain representations and warranties of the Company in the Merger Agreement to be true and correct in any material respect, which failure cannot be cured by October 31, 1995.

   Expenses. Upon consummation of the Merger, the Surviving Corporation shall pay all expenses of the Company and Investor in connection with the transactions contemplated by the Merger Agreement, and shall pay a $3 million transaction fee to FS&Co. See "--The Voting Agreement--Expenses."

THE VOTING AGREEMENT

   FSEP III and FSEP International, Lillian Vernon, David Hochberg and Fred Hochberg have entered into an agreement dated as of June 13, 1995 to take certain actions in support of the transactions contemplated by the Merger Agreement (the "Voting Agreement"). Pursuant to the Voting Agreement, each of Lillian Vernon, David Hochberg and Fred Hochberg agreed to vote all Shares held by her or him (i) in favor of the Merger and (ii) against the following actions (other than the Merger and the transactions contemplated by the Merger Agreement): (a) a merger, consolidation or other business combination involving the Company, (b) a sale, lease or transfer of a material amount of assets of the Company or its subsidiaries, (c) a reorganization, recapitalization, dissolution or liquidation of the Company or its subsidiaries, (d) any material change in the present capitalization of the Company or any amendment of the Company's Certificate of Incorporation, or
(e) any other action which could reasonably be expected, to impede, interfere with, delay, postpone, discourage or materially adversely affect the Merger or the transactions contemplated by the Merger Agreement. These voting provisions terminate upon the earlier of (i) the Effective Time or (ii) 10 months from the date of the Voting Agreement, except for the provisions in clauses (c) and (d), which terminate 6 months from the date of the Voting Agreement. Lillian Vernon, David Hochberg and Fred Hochberg own, in aggregate, approximately 40.7% of the outstanding Shares as of the date hereof.

   In the Voting Agreement, each of Lillian Vernon, David Hochberg and Fred Hochberg grants to certain affiliates of FS&Co. her or his irrevocable proxy and appoints an attorney-in-fact to vote her or his Shares in accordance with the foregoing. The Voting Agreement also provides that none of Lillian Vernon, David Hochberg or Fred Hochberg shall (i) transfer, exchange or pledge, hypothecate or encumber in any way the Shares beneficially owned by her or him; provided, however, that Fred Hochberg may transfer by gift up to 120,000 Shares, and such transferees shall not be subject to the terms of the Voting Agreement, (ii) solicit or initiate negotiations with any other party concerning (A) a tender offer, merger or sale of any or substantially all assets involving the Issuer or (B) any sale of shares of capital stock or an option or warrant to purchase shares of capital stock or any acquisition of the Company.

   Lillian Vernon and David Hochberg have each entered into noncompete agreements, pursuant to which they shall not participate in the ownership or control of any business engaged anywhere in the marketing of products currently sold or intended to be sold by the Company, other than through employment or ownership interests in the Company. However, Lillian Vernon or David Hochberg may invest in securities of any company listed on a securities exchange as long as such investment does not exceed 5% of the outstanding shares or principal amount of such class of securities. This noncompete covenant terminates five years after the consummation of the Merger. Fred Hochberg has entered into a similar noncompete agreement except that he may retain certain existing equity interests, and serve as a director of any company that operates a catalog business if the catalog business does not account for more than one-third of such company's revenues.

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

   Expenses. Upon consummation of the Merger, the Company will pay all reasonable expenses of FSEP III, FSEP International, Lillian Vernon, David Hochberg and Fred Hochberg incurred in connection with the Merger. See "THE MERGER--The Merger Agreement--Expenses."

THE STOCKHOLDERS AGREEMENT

   After the execution of the Merger Agreement, the Company, FSEP III and FSEP International, Lillian Vernon and David Hochberg will enter into the Stockholders Agreement, which relates to certain voting arrangements, transfer restrictions, corporate governance, preemptive rights, and other matters as follows.

   Certain Preemptive Rights. FSEP III and FSEP International, and each of Lillian Vernon and David Hochberg have the right to purchase her, his or its pro rata portion (which is the percentage of outstanding Shares owned by such party) of issuances of capital stock and certain other equity securities by the Company at the same price to be paid by other purchasers in connection with such issuance. This right terminates upon the consummation of an initial public offering by the Company of voting securities or upon the sale by FSEP III, FSEP International or Lillian Vernon or David Hochberg of 50% of her, his or its Shares as of the date of the Stockholders Agreement.

   Tag-Along Rights. The Stockholders Agreement permits each of Lillian Vernon and David Hochberg to participate in sales of Shares of the Company by FSEP III or FSEP International (the "Tag-Along Rights"). The maximum number of Shares that may be sold by FSEP III, FSEP International, and Lillian Vernon or David Hochberg and all other holders of Common Stock who may choose to participate in such proposed sale is equal to the product of (A) the aggregate number of Shares to be sold to the proposed transferee and (B) a fraction with a numerator equal to the number of Shares owned by FSEP III, FSEP International or Lillian Vernon or David Hochberg or each other Tag-Along Rights holder who has elected to participate in such sale and a denominator equal to the number of Shares held by FSEP III, FSEP International, and Lillian Vernon or David Hochberg or other Tag-Along Rights holders who elect to participate in such proposed sale. The Tag-Along Rights of each of Lillian Vernon and David Hochberg, and the corresponding obligations of FSEP III and FSEP International, terminate upon the sale by each of Lillian Vernon and David Hochberg of 50% of its Shares as of the date of the Stockholders Agreement.

   Drag-Along Rights. If FSEP III and FSEP International sell all of their Shares to a third party, FSEP III and FSEP International have the right to require that each of Lillian Vernon and David Hochberg sell all of her or his shares to the third party on the same terms (the "Drag-Along Rights"). The Drag-Along Rights of FSEP III and FSEP International, and the corresponding obligations of Lillian Vernon and David Hochberg, terminate upon the sale by FSEP III and FSEP International of 50% of their Shares as of the date of the Stockholders Agreement.

   Right of First Offer. Pursuant to the terms of the Stockholders Agreement, neither Lillian Vernon nor David Hochberg may sell to a third party Shares held by such person unless FSEP III and FSEP International are first given the right to acquire such Shares on the terms of the proposed sale to the third party (the "Right of First Offer"). The Right of First Offer of FSEP III and FSEP International, and the corresponding obligations of Lillian Vernon and David Hochberg, terminate upon the sale by FSEP III and FSEP International of 50% of their Shares as of the date of the Stockholders Agreement.

   Termination of Tag-Along Rights, Drag-Along Rights and Right of First Offer. After the consummation of a public offering (a "Public Offering") of securities by the Company which results in proceeds greater than $20 million, Lillian Vernon has the option to terminate all of the parties' rights and obligations under the foregoing Tag-Along Rights, Drag-Along Rights and Right of First Offer, or to extend such rights for successive one year periods.

   Registration Rights. After a Public Offering, the Stockholders Agreement grants, subject to certain restrictions, FSEP III, FSEP International, Lillian Vernon and David Hochberg (each, a "Holder") the right to demand, on up to two occasions, the registration of their Shares (a "Demand Registration") under the Securities Act of 1933, as amended, provided, however, that the Company shall not be required to effect more than two Demand Registrations within any 18-month period. The other Holder shall be entitled to include his or her Shares in any Demand Registration, unless the Holder that requested the Demand Registration does not consent to the inclusion of the Shares of such other Holder.

   In addition, the Stockholders Agreement grants the Holders certain "piggy-back" registration rights. If the Company proposes to file a registration statement under the Securities Act with respect to an offering of Shares by it for its own account or for the account of any of its equity holders, then the Company shall offer the Holders the opportunity to register such number of Shares as each Holder may request (a "Piggy-Back Registration"). The Company shall include in each such registration statement all Shares requested to be included in the registration statement for such offering. However, if the managing underwriter or underwriters of a proposed Demand Registration or Piggy-Back Registration advise the Company that in their opinion the total amount of securities to be included in such offering is sufficiently large to cause an adverse effect on such offering, then in such event the Shares to be included in such offering shall be allocated first to the Holder which initiated the request to a Demand Registration (with respect to a Demand Registration) or to the Company (with respect to a Piggy-Back Registration) and then, to the extent that any additional Shares can, in the opinion of such managing underwriter or underwriters, be sold without any such adverse effect, pro rata among the remaining Holders requesting to have their Shares included therein.

   The Company is required to pay the expenses in connection with the registration of such Shares, other than underwriting fees, discounts or commissions attributable to the sale of the Shares. The Stockholders Agreement also contains standard indemnification and contribution provisions with respect to the registration rights granted thereunder.

   Board of Directors. FSEP III, FSEP International, Lillian Vernon and David Hochberg have agreed to vote their Shares to cause the Company's Board of Directors to consist of seven directors to be nominated as follows: (i) Lillian Vernon shall nominate one director as long as she owns at least 10% of the Shares; (ii) FSEP III and FSEP International shall nominate four directors as long as they own at least 80% of the Shares they owned on the date of the Stockholders Agreement; and (iii) FSEP III and FSEP International, and Lillian Vernon shall agree on two additional directors, at least one of whom shall be an outside director of the Company on the date of the Stockholders Agreement. In the event that FSEP III and FSEP International sell 20% of the Shares they owned as of the date of the Stockholders Agreement, then FSEP III and FSEP International, and Lillian Vernon shall nominate directors in proportion to their percentage ownership of the Shares. The Stockholders Agreement provides that Lillian Vernon will be entitled to approve her replacement as Chief Executive Officer of the Company.

   Approval Rights. Without the affirmative vote of the members of the Board designated by Lillian Vernon, the Company may not, subject to certain exceptions, take certain action, including: (i) sell assets with a value in excess of $50 million, (ii) purchase assets with a value in excess of $75 million, (iii) incur indebtedness in excess of $70 million in the aggregate,
(iv) enter into any transaction with a stockholder of the Company or any affiliate on terms that are not arm's-length, (v) appoint or remove the Company's independent accountant or (vi) engage in a public offering of Shares within one year of the consummation of the merger (the "Approval Rights"). These Approval Rights expire on the earlier of the second anniversary of the Stockholders Agreement and the date on which Lillian Vernon's board representation rights terminate.

   Termination. Except as provided elsewhere in the Stockholders Agreement, the Stockholders Agreement will terminate on the tenth anniversary thereof.

     CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER

   The following discussion is a summary of certain United States federal income tax consequences of the Merger. Tax consequences under state, local and foreign laws are not addressed herein. The summary is based upon the Internal Revenue Code of 1986, as amended, laws, regulations, rulings and decisions in effect as of the date of this Proxy Statement. No assurance can be given that future legislation, regulations or interpretations will not significantly change such authorities. Any such change may or may not apply retroactively. The discussion below does not purport to address federal tax consequences relating to all categories of Company stockholders, some of which may be subject to special rules.

   Tax Consequences to Company Stockholders. The receipt of cash for Shares or upon the cancellation of options in the Merger or pursuant to the exercise of dissenters' appraisal rights will be a taxable transaction for federal income tax purposes and may also be a taxable transaction under applicable state, local, foreign or other tax laws. The retention of Shares in the Merger will not be a taxable event. Generally, a stockholder who disposes of all of her or his Shares in connection with the Merger and to whom no Shares owned by any person after the Merger would be attributed under certain constructive ownership rules will recognize gain or loss for such purposes equal to the difference between the cash received for the Shares and such stockholder's tax basis for the Shares such stockholder sells in the Merger. For federal income tax purposes, such gain or loss will be capital gain or loss if the Shares are a capital asset in the hands of the stockholder, and long-term capital gain or loss if the stockholder's holding period is more than one year as of the Effective Time. There are significant limitations on the deductibility of capital losses.

   In general, in order to prevent backup federal income tax withholding at a rate of 31% on the Merger Consideration to be received, each Company stockholder who is not otherwise exempt from such requirements must provide such holder's correct taxpayer identification number (and certain other information) by completing a Substitute Form W-9, which will be provided to each stockholder.

   Tax Consequences to the Company. No gain or loss will be recognized, for federal income tax purposes, by the Company pursuant to the Merger.

   THE SUMMARY OF TAX CONSEQUENCES SET FORTH ABOVE IS FOR GENERAL INFORMATION ONLY. THE TAX TREATMENT OF EACH STOCKHOLDER WILL DEPEND IN PART UPON HER OR HIS PARTICULAR SITUATION. THIS SUMMARY DOES NOT ADDRESS THE TAX CONSEQUENCES APPLICABLE TO PARTICULAR CLASSES OF TAXPAYERS, SUCH AS FINANCIAL INSTITUTIONS, BROKER-DEALERS, PERSONS WHO ARE NOT CITIZENS OR RESIDENTS OF THE UNITED STATES, STOCKHOLDERS WHO ACQUIRED THE SHARES THROUGH THE EXERCISE OF AN EMPLOYEE STOCK OPTION OR OTHERWISE AS COMPENSATION, PERSONS WHO RECEIVED PAYMENTS IN RESPECT OF OPTIONS TO ACQUIRE SHARES AND PERSONS WHO CONTINUE TO OWN ANY SHARES (INCLUDING OPTIONS TO ACQUIRE ANY SHARES) (DIRECTLY OR BY ATTRIBUTION) AFTER THE MERGER. ALL STOCKHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE PARTICULAR TAX CONSEQUENCES OF THE MERGER TO THEM, INCLUDING THE APPLICABILITY AND EFFECT OF ANY STATE, LOCAL AND FOREIGN LAWS.

                           FINANCING OF THE MERGER

GENERAL

   Approximately $189,000,000 (the "Transaction Costs") is required to pay
(i) the Merger Consideration payable to stockholders (approximately $165,100,000 in the aggregate, assuming all stockholders are paid the Merger Consideration except for the shares retained by Lillian Vernon and David Hochberg), (ii) the holders of all outstanding options to purchase Common Stock an amount for each option equal to the difference between the Merger Consideration and the exercise price of such option multiplied by the number of shares subject to such option (approximately $6,100,000 in the aggregate),
(iii) repayment of debt of $4,500,000, (iv) the expenses of the Company, Equity Partners, Investor, Lillian Vernon, David Hochberg and Fred Hochberg (estimated at approximately $10,300,000 in the aggregate) and (v) a transaction fee of $3 million payable to FS&Co. by the Company. It is currently expected that Investor and the Company will obtain the amounts necessary to fund the aggregate amount of the Merger Consideration from not less than $55 million contributed by Equity Partners and management to purchase Surviving Corporation Common Stock, with the balance of the Transaction Costs to be paid from the Company's available funds and from the Credit Facilities described below.

   The following table sets forth the approximate sources and uses of funds in connection with the Merger.

                                                    (DOLLARS IN
                                                     THOUSANDS)
- - - - ------------------------------------------------  --------------
SOURCES OF FUNDS
Senior Secured Term Loans
  Tranche A .....................................     $ 25,000
  Tranche B .....................................       45,000
  Tranche C .....................................       40,000
Capital contributions of Investor and management        55,000
Cash on hand and Initial Revolver Drawdown  .....       24,000
                                                  --------------
  TOTAL SOURCES OF FUNDS ........................     $189,000
                                                  ==============
USES OF FUNDS
Payment for shares of the Company ...............     $165,100
Prepayment of 10% Senior Notes Due 1998  and
 10.09% Senior Notes Due 1998 ...................        4,500
Payment of estimated transaction costs  .........       13,300
                                                  --------------
Option cashout payments .........................        6,100
                                                  --------------
  TOTAL USES OF FUNDS ...........................     $189,000
                                                  ==============

BANK FINANCING

   Pursuant to a commitment letter dated as of June 13, 1995 between Merrill Lynch and Investor (the "Commitment Letter"), and subject to certain conditions, Merrill Lynch committed to lend the Company an aggregate amount up to $190 million (the "Credit Facilities"). Merrill Lynch will act as sole and exclusive arranger and documentation agent (the "Agent") for a syndicate of financial institutions (the "Lenders"). The Commitment Letter is filed as an exhibit to the Schedule 13E-3 and is available for inspection and copying by any holder of Shares or representative of such person who has been so designated in writing, at the principal executive offices of the Company. The following constitutes only a summary of the principal terms and conditions of the Commitment Letter and is qualified in its entirety by reference to the actual terms of the Commitment Letter. The definitive credit agreement (the "Credit Agreement") has not yet been fully negotiated and may contain more or less restrictive provisions than are contained in the Commitment Letter.

   Pursuant to the Commitment Letter Merrill Lynch has committed to provide up to $190 million principal amount of senior secured Credit Facilities in the form of (a) four Senior Secured Term Loan

Facilities to be provided to the Company in an aggregate principal amount of $140 million (the "Term Loan Facilities"), such aggregate principal amount to be allocated between (i) the Tranche A Term Loan Facility in an aggregate principal amount of $25 million, (ii) the Tranche B Term Loan Facility in an aggregate principal amount of $45 million, (iii) the Tranche C Term Loan Facility in an aggregate principal amount of $40 million, and (iv) a Deferred Draw Term Loan Facility in an aggregate principal amount of $30 million, to be drawn at a time or times subsequent to the consummation of the Transaction, and (b) a Revolving Facility to be provided to the Company in an aggregate principal amount of $50 million, a portion of which, not to exceed $23 million, may be drawn at the time of the consummation of the Merger. Merrill Lynch intends to syndicate the Credit Facilities to a group of financial institutions, but to the extent the syndication is not complete by the Effective Time, Merrill Lynch will provide the balance.

   The Tranche A Term Loan Facility will mature five and one-half years following the date of execution of the Credit Agreement (the "Credit Closing Date"). The Tranche B Term Loan Facility will mature seven and one-half years following the Credit Closing Date. The Tranche C Term Loan Facility will mature eight and one-half years following the Credit Closing Date. The Deferred Draw Term Loan Facility will mature six and one-half years following the Credit Closing Date. The Company will be required to make scheduled amortization payments in connection with the Term Loan Facilities.

   All amounts outstanding under the Credit Facilities shall bear interest at a customary base rate plus a margin that ranges initially from 1.75% to 2.75% or LIBOR rate plus a margin that ranges initially from 2.75% to 3.75%.

   The Commitment Letter provides for certain customary affirmative and negative covenants and events of default, including, but not limited to, covenants regarding the Company's leverage, net worth and interest coverage, as well as limitations on other indebtedness and contingent obligations, liens, capital expenditures, operating leases and sale/leasebacks, investments and joint ventures, restricted junior payments (dividends, redemptions and payments on subordinated debt) and fundamental changes, mergers, acquisitions (and asset sales). In addition, each direct and indirect subsidiary (existing or hereafter acquired), including Lillian Vernon International, Ltd. and Lillian Vernon Fulfillment Services, Inc. shall unconditionally guarantee all obligations of the Company under the Credit Facilities. The Credit Facilities and the subsidiary guarantees will be secured by a perfected first priority lien on, and pledge of, substantially all the assets (subject to exceptions to be agreed upon) of the Company and its subsidiaries as applicable.

   Initial funding of the Credit Facilities is subject to certain conditions precedent including that the definitive documentation evidencing the Credit Facilities be in form and substance satisfactory to Merrill Lynch and that there shall have occurred no material adverse change in the businesses, operations, properties, assets, condition (financial or otherwise) or prospects of the Company and its subsidiaries, taken as a whole, since the date of the Company's last audited financial statements. The Commitment Letter is also subject to Merrill Lynch's continuing due diligence and if information is disclosed that Merrill Lynch believes may have a material adverse effect on the condition (financial or otherwise), assets, properties, business or prospects of the Company and its subsidiaries, Merrill Lynch may, in its sole discretion, suggest alternative financing amounts or structure or decline to participate in the proposed financing. In connection with the Credit Facilities and joint ventures, the Company shall pay to Merrill Lynch a financing fee equal to 2.75% of the aggregate principal amount of the Credit Facilities. In addition, the Credit Facilities provide that the Company shall pay (i) a commitment fee equal to .50% per annum of the unused portion of the Credit Facilities and (ii) an annual administrative fee. The consummation of the Merger is subject to the obtaining of the Credit Facilities.

ESTIMATED COSTS AND FEES

   Estimated costs and fees in connection with the Merger and the related transactions, which will be paid by the Company, are as follows:

                                    (DOLLARS IN
                                     THOUSANDS)
                                    ------------
Financial Advisory Fees ........... $ 1,500
Bank Financing and Commitment Fees  $ 5,400
Legal Fees ........................ $ 1,750
Accounting Fees ................... $   300
Printing and Mailing Fees ......... $    75
SEC Filing Fees ................... $    35
FS&Co. Transaction Fee ............ $ 3,000
Miscellaneous ..................... $ 1,240
                                    ------------
 Total ............................ $13,300
                                    ============

   See "THE MERGER--The Merger Agreement--Termination Fees and Expenses" and "THE MERGER--The Voting Agreement--Expenses" for a description of certain provisions for the reimbursement by the Company of certain fees and expenses, incurred by Investor, Equity Partners, Lillian Vernon, David Hochberg, and Fred Hochberg. See "SPECIAL FACTORS--Opinion of Financial Advisor" for a description of the fees payable to the Financial Advisor. See "--Bank Financing" for a description of the fees payable to Merrill Lynch.

                             CERTAIN PROJECTIONS

   The Company does not, as a matter of course, make public forecasts as to future financial results. However, management of the Company, in connection with the possible sale of the Company, prepared and provided to Investor and Goldman Sachs certain projections for fiscal years 1996 through 2000 (the "Projections"). The projections do not reflect the debt to be incurred by the Company in connection with the Merger. See "FINANCING OF THE MERGER."

   NONE OF THESE PROJECTIONS WERE PREPARED WITH A VIEW TO PUBLIC DISCLOSURE OR COMPLIANCE WITH PUBLISHED GUIDELINES OF THE COMMISSION OR THE GUIDELINES ESTABLISHED BY THE AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS REGARDING PROJECTIONS. THE COMPANY'S AUDITORS HAVE NOT PERFORMED ANY PROCEDURES WITH RESPECT TO THE PROJECTIONS AND ASSUME NO RESPONSIBILITY FOR THEM. NONE OF THE COMPANY, THE BOARD OF DIRECTORS NOR ANY OF THEIR ADVISORS, AGENTS OR REPRESENTATIVES ASSUMES ANY RESPONSIBILITY FOR THE ACCURACY OF ANY OF THESE PROJECTIONS AND EACH BELIEVES THAT, BECAUSE PROJECTIONS OF THIS TYPE ARE BASED ON A NUMBER OF ESTIMATES AND ASSUMPTIONS AND ARE INHERENTLY SUBJECT TO SIGNIFICANT UNCERTAINTIES AND CONTINGENCIES, ALL OF WHICH ARE DIFFICULT TO PREDICT AND MOST OF WHICH WILL BE BEYOND THE CONTROL OF THE COMPANY, THERE CAN BE NO ASSURANCE THAT ANY OF THESE PROJECTIONS WILL BE REALIZED.

SUMMARY OF ASSUMPTIONS USED FOR MANAGEMENT PROJECTIONS

   The Projections are based on revenue and operating assumptions that include: (i) a projected compound annual growth rate for mail order revenues of 14.2% versus a historical 3-year average of 9.7% and (ii) an increase in the operating margin from 9% in fiscal year 1995 to 11.2% in fiscal year 2000 versus a 3-year historical average of 9.5%. The revenue growth projections include growth in circulation and average order size for the Company's existing catalog titles, as well as the addition of spin-off catalogs in the future. The increase in operating margin is primarily due to projected general and administrative expenses declining as a percentage of revenue. The 1996 projections reflect the Company's detailed operating plan. The remaining years were developed by the Company in connection with the sale of the Company. Revenue and margins for fiscal year 1997 to fiscal year 2000 were determined by senior management, including the executives responsible for individual catalogs. The projections were prepared using the Company's internal financial statement format, which classifies certain revenue and expense items (in particular, the revenues and expenses of the List Rental, Special Markets and Retail divisions) differently from the format used in SEC filings.

PROJECTED INCOME STATEMENTS

                                        YEAR ENDED FEBRUARY
                         ------------------------------------------------
                           1996E     1997E     1998E     1999E     2000E
                         --------  --------  --------  --------  --------
                            (DOLLARS IN MILLIONS, EXCEPT PER SHARE DATA)
Net Mail Order Revenues  $233.7    $268.4    $311.4    $355.7    $399.9
  Cost of Sales ........   85.3      98.6     115.6     131.9     150.6
                         --------  --------  --------  --------  --------
Gross Profit ...........  148.4     169.8     195.8     223.8     249.3
Total Expenses (a)  ....  127.5     144.0     165.1     186.6     204.7
                         --------  --------  --------  --------  --------
Total Operating Income     20.9      25.8      30.7      37.2      44.6
Pretax Income ..........   22.0      27.1      31.3      37.9      45.9
  Income Tax Expense  ..    7.2       9.5      11.0      13.3      16.1
                         --------  --------  --------  --------  --------
Net Income ............. $ 14.7    $ 17.6    $ 20.4    $ 24.6    $ 29.9
                         ========  ========  ========  ========  ========
Shares Outstanding  ....   10.0      10.0      10.1      10.2      10.2
Earnings per Share  .... $ 1.47    $ 1.76    $ 2.01    $ 2.42    $ 2.93
                         ========  ========  ========  ========  ========

- - - - ------------
(a) Expenses are net of the income of the List Rental, Special Markets and Retail divisions.

PROJECTED CASH FLOW STATEMENTS

                                                         YEAR ENDED FEBRUARY
                                           ----------------------------------------------
                                             1996E    1997E     1998E     1999E     2000E
                                           -------  --------  --------  --------  -------
                                                        (DOLLARS IN MILLIONS)
Net Cash Provided by Operating Activities  $19.3    $  9.5    $ 17.7    $24.0     $26.3

Net Cash Used in Investing Activities  ...  (5.0)    (20.0)    (14.0)    (4.0)     (4.0)

Net Cash from Financing Activities  ......  (2.8)     (3.2)     (3.7)    (4.3)     (3.6)
                                           -------  --------  --------  --------  -------

Net Increase (Decrease) in Cash &
 Equivalents .............................  11.5     (13.7)      (--)    15.7      18.7
                                           -------  --------  --------  --------  -------

Cash & Cash Equivalents at Beginning of
 Period ..................................  38.8      50.3      36.6     36.5      52.2
                                           -------  --------  --------  --------  -------
Cash & Cash Equivalents at End of Period
                                           $50.3    $  36.6   $  36.6   $ 52.2    $ 70.9
                                           =======  ========  ========  ========  =======

- - - - ------------
   The cash flow projections include capital expenditures totaling $34 million for expansion of the Company's National Distribution Center.

                           BUSINESS OF THE COMPANY

   The Company is a direct mail specialty catalog company concentrating on the marketing of gift, household, gardening, decorative, Christmas and children's products. The Company, a predecessor of which was founded in 1951, seeks to provide customers with reasonably priced products that can be differentiated from competitive products either by design, price or personalization. In fiscal 1995, the Company published 26 catalog editions, and mailed over 179,000,000 catalogs to past and prospective customers.

   The Company has developed a proprietary customer data base containing information about its customers, including such data as order frequency, size and date of last order, and type of items purchased. These and other factors are analyzed by computer to rank and segment customers to determine those most likely to purchase products offered in the Company's catalogs. The data base contains information with respect to approximately 17,600,000 people, approximately 3,400,000 of whom have placed orders with the Company during the last fiscal year. The Company derives a small portion of its revenue from the rental of its customer list to direct mail marketers and other organizations. The Company also has a Special Markets division, which makes sales of premium and incentive products, and sells to the wholesale market. The Company also operates a chain of outlet stores which offer Lillian Vernon merchandise. Further information regarding the Company is set forth in the 10-K, which is incorporated herein by reference. The Company's principal executive offices are located at 543 Main Street, New Rochelle, New York 10801; telephone (914) 576-6400.

          MARKET PRICES AND DIVIDENDS ON THE COMPANY'S CAPITAL STOCK

   The Company's Shares are traded on the AMEX (symbol: LVC). The following table sets forth the high and low sales prices for each quarterly period for the two most recent fiscal years. The stock prices are rounded to the nearest 1/8 point.

  QUARTER ENDED      HIGH    LOW
- - - - -----------------  ------  -----
May 29, 1993 ..... 14      11 1/2
August 28, 1993  . 14 1/4  11 7/8
November 27, 1993  18 1/2  13 7/8
February 26, 1994  18 7/8  16 1/8
May 28, 1994 ..... 22 5/8  17
August 27, 1994  . 20 1/4  17 1/4
November 26, 1994  20 1/4  15 5/8
February 25, 1995  18 1/8  14 1/2
May 27, 1995 ..... 22 1/4  17 1/4

   On March 9, 1995, the last full trading day prior to the issuance of a press release by the Company that the Company was considering a number of strategic alternatives including a possible sale, the closing price per Share as reported on the AMEX was $18 1/8 . On June 13, 1995, the last full trading day prior to the announcement of the execution of the Merger Agreement, the
closing price per Share as reported on the AMEX was $20 1/8 . On [    ],
1995, the last full trading day prior to the mailing of this Proxy Statement, the closing price per Share as reported on the AMEX was $[ ].

   The Company has paid quarterly cash dividends on its common stock since an initial quarterly dividend of five cents ($.05) per share was paid in May of 1992 and each June 1, September 1, December 1 and March 1 thereafter until September 1, 1994. Since September 1, 1994, a quarterly dividend of seven cents ($.07) per share has been paid to stockholders each December 1, March 1, June 1 and September 1. The Board of Directors intends to continue to declare and pay a quarterly cash dividend until the Effective Time. The Credit Facilities will prohibit the Company from declaring cash dividends after the consummation of the Merger.

                      RIGHTS OF DISSENTING STOCKHOLDERS

   If the Merger is consummated, holders of Shares are entitled to appraisal rights under Section 262 of the DGCL, provided that they comply with the conditions established by Section 262.

   SECTION 262 IS REPRINTED IN ITS ENTIRETY AS ANNEX B TO THIS PROXY STATEMENT. THE FOLLOWING DISCUSSION IS NOT A COMPLETE STATEMENT OF THE LAW RELATING TO APPRAISAL RIGHTS AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO ANNEX B. THIS DISCUSSION AND ANNEX B SHOULD BE REVIEWED CAREFULLY BY ANY HOLDER WHO WISHES TO EXERCISE STATUTORY APPRAISAL RIGHTS OR WHO WISHES TO PRESERVE THE RIGHT TO DO SO, AS FAILURE TO COMPLY WITH THE PROCEDURES SET FORTH HEREIN OR THEREIN WILL RESULT IN THE LOSS OF APPRAISAL RIGHTS.

   A record holder of Shares who makes the demand described below with respect to such Shares, who continuously is the record holder of such Shares through the Effective Time, who otherwise complies with the statutory requirements of Section 262 and who neither votes in favor of the Merger Agreement nor consents thereto in writing will be entitled to an appraisal by the Delaware Court of Chancery (the "Delaware Court") of the fair value of his or her Shares. Except as set forth herein, stockholders of the Company will not be entitled to appraisal rights in connection with the Merger.

   Under Section 262, where a merger is to be submitted for approval at a meeting of stockholders, as in the Special Meeting, not less than 20 days prior to the meeting, a constituent corporation must notify each of the holders of its stock for which appraisal rights are available that such appraisal rights are available and include in each such notice a copy of
Section 262. This Proxy Statement shall constitute such notice to the record holders of the Shares.

   Holders of Shares who desire to exercise their appraisal rights must not vote in favor of the Merger Agreement and must deliver a separate written demand for appraisal to the Company prior to the vote by the stockholders of the Company on the Merger Agreement. A stockholder who signs and returns a proxy without expressly directing by checking the applicable boxes on the reverse side of the proxy card enclosed herewith that his or her Shares be voted against the proposal or that an abstention be registered with respect to his or her Shares in connection with the proposal will effectively have thereby waived his or her appraisal rights as to those Shares because, in the absence of express contrary instructions, such Shares will be voted in favor of the proposal. Accordingly, a stockholder who desires to perfect appraisal rights with respect to any of his or her Shares must, as one of the procedural steps involved in such perfection, either (i) refrain from executing and returning the enclosed proxy card and from voting in person in favor of the proposal to approve the Merger Agreement or (ii) check either the "Against" or the "Abstain" box next to the proposal on such card or affirmatively vote in person against the proposal or register in person an abstention with respect thereto. A demand for appraisal must be executed by or on behalf of the stockholder of record and must reasonably inform the Company of the identity of the stockholder of record and that such record stockholder intends thereby to demand appraisal of the Shares. A person having a beneficial interest in Shares that are held of record in the name of another person, such as a broker, fiduciary or other nominee, must act promptly to cause the record holder to follow the steps summarized herein properly and in a timely manner to perfect whatever appraisal rights are available. If the Shares are owned of record by a person other than the beneficial owner, including a broker, fiduciary (such as a trustee, guardian or custodian) or other nominee, such demand must be executed by or for the record owner. If the Shares are owned of record by more than one person, as in a joint tenancy or tenancy in common, such demand must be executed by or for all joint owners. An authorized agent, including an agent for two or more joint owners, may execute the demand for appraisal for a stockholder of record; however, the agent must identify the record owner and expressly disclose the fact that, in exercising the demand, such person is acting as agent for the record owner.

   A record owner, such as a broker, fiduciary or other nominee, who holds Shares as a nominee for others, may exercise appraisal rights with respect to the shares held for all or less than all beneficial owners of shares as to which such person is the record owner. In such case, the written demand must set forth the number of Shares covered by such demand. Where the number of shares is not expressly stated, the demand will be presumed to cover all Shares outstanding in the name of such record owner.

   A stockholder who elects to exercise appraisal rights should mail or deliver his or her written demand to: Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York 10801, Attention: Susan N. Cortazzo, Secretary.

   The written demand for appraisal should specify the stockholder's name and mailing address, the number of Shares owned, and that the stockholder is thereby demanding appraisal of his or her Shares. A proxy or vote against the Merger Agreement will not by itself constitute such a demand. Within ten days after the Effective Time, the Surviving Corporation must provide notice of the Effective Time to all stockholders who have complied with Section 262.

   Within 120 days after the Effective Time, either the Surviving Corporation or any stockholder who has complied with the required conditions of Section 262 may file a petition in the Delaware Court, with a copy served on the Surviving Corporation in the case of a petition filed by a stockholder, demanding a determination of the fair value of the Shares of all dissenting stockholders. There is no present intent on the part of Investor to file an appraisal petition and stockholders seeking to exercise appraisal rights should not assume that the Surviving Corporation will file such a petition or that the Surviving Corporation will initiate any petitions with respect to the fair value of such Shares. Accordingly, stockholders who desire to have their Shares appraised should initiate any petitions necessary for the perfection of their appraisal rights within the time periods and in the manner prescribed in Section 262. Within 120 days after the Effective Time, any stockholder who has theretofore complied with the applicable provisions of Section 262 will be entitled, upon written request, to receive from the Surviving Corporation a statement setting forth the aggregate number of Shares not voting in favor of the Merger Agreement and with respect to which demands for appraisal were received by the Company and the number of holders of such shares. Such statement must be mailed within 10 days after the written request therefor has been received by the Surviving Corporation.

   If a petition for an appraisal is timely filed, at the hearing on such petition, the Delaware Court will determine which stockholders are entitled to appraisal rights. The Delaware Court may require the stockholders who have demanded an appraisal for their Shares and who hold stock represented by certificates to submit their certificates of stock to the Register in Chancery for notation thereon of the pendency of the appraisal proceedings; and if any stockholder fails to comply with such direction, the Delaware Court may dismiss the proceedings as to such stockholder. Where proceedings are not dismissed, the Delaware Court will appraise the Shares owned by such stockholders, determining the fair value of such Shares exclusive of any element of value arising from the accomplishment or expectation of the Merger, together with a fair rate of interest, if any, to be paid upon the amount determined to be the fair value. In determining fair value, the Delaware Court is to take into account all relevant factors. In Weinberger v. UOP Inc., the Delaware Supreme Court discussed the factors that could be considered in determining fair value in an appraisal proceeding, stating that "proof of value by any techniques or methods which are generally considered acceptable in the financial community and otherwise admissible in court" should be considered, and that "fair price obviously requires consideration of all relevant factors involving the value of a company." The Delaware Supreme Court stated that in making this determination of fair value, the court must consider market value, asset value, dividends, earnings prospects, the nature of the enterprise and any other facts which could be ascertained as of the date of the merger which throw light on future prospects of the merged corporation. In Weinberger, the Delaware Supreme Court stated that "elements of future value, including the nature of the enterprise, which are known or susceptible of proof as of the date of the merger and not the product of speculation, may be considered." Section 262, however, provides that fair value is to be "exclusive of any element of value arising from the accomplishment or expectation of the merger."

   Holders of Shares considering seeking appraisal should recognize that the fair value of their Shares determined under Section 262 could be more than, the same as or less than the consideration they are entitled to receive pursuant to the Merger Agreement if they do not seek appraisal of their Shares. The cost of the appraisal proceeding may be determined by the Delaware Court and taxed against the parties as the Delaware Court deems equitable in the circumstances. Upon application of a dissenting stockholder of the Company, the Delaware Court may order that all or a portion of the expenses incurred by any dissenting stockholder in connection with the appraisal proceeding, including without limitation, reasonable attorney's fees and the fees and expenses of experts, be charged pro rata against the value of all Shares entitled to appraisal.

   Any holder of Shares who has duly demanded appraisal in compliance with
Section 262 will not, after the Effective Time, be entitled to vote for any purpose any Shares subject to such demand or to receive payment of dividends or other distributions on such Shares, except for dividends or distributions payable to stockholders of record at a date prior to the Effective Time.

   At any time within 60 days after the Effective Time, any stockholder will have the right to withdraw such demand for appraisal and to accept the terms offered in the Merger; after this period, the stockholder may withdraw such demand for appraisal only with the consent of the Surviving Corporation. If no petition for appraisal is filed with the Delaware Court within 120 days after the Effective Time, stockholders' rights to appraisal shall cease, and all holders of Shares will be entitled to receive the consideration offered pursuant to the Merger Agreement. Inasmuch as the Surviving Corporation has no obligation to file such a petition, and Investor has no present intention to do so, any holder of Shares who desires such a petition to be filed is advised to file it on a timely basis. Any stockholder may withdraw such stockholder's demand for appraisal by delivering to the Surviving Corporation a written withdrawal of his or her demand for appraisal and acceptance of the Merger, except (i) that any such attempt to withdraw made more than 60 days after the Effective Time will require written approval of the Surviving Corporation and (ii) that no appraisal proceeding in the Court of Chancery shall be dismissed as to any stockholder without the approval of the Court, and such approval may be conditioned upon such terms as the Court deems just.

                           SELECTED HISTORICAL AND
                        FINANCIAL DATA OF THE COMPANY

   The following table presents selected consolidated financial data of the Company as of and for the fiscal years ended February 25, 1995, February 26, 1994, February 27, 1993, February 29, 1992 and February 23, 1991 and for the fiscal quarters ended May 27, 1995 and May 28, 1994. This financial data, excluding the quarterly data, was derived from the audited historical consolidated financial statements of the Company. The financial data set forth below should be read in conjunction with the financial statements of the Company and "Management's Discussion and Analysis of Results of Operations and Financial Conditions" incorporated herein by reference from the 10-K.

                 (DOLLARS IN THOUSANDS EXCEPT PER SHARE DATA)

                                                                  YEAR ENDED                                QUARTER ENDED
                                         -----------------------------------------------------------  ------------------------
                                           FEBRUARY    FEBRUARY    FEBRUARY    FEBRUARY     FEBRUARY     MAY 27,      MAY 28,
                                           25, 1995    26, 1994    27, 1993   29, 1992(1)   23, 1991      1995         1994
                                         ----------  ----------  ----------  -----------  ----------  -----------  -----------
                                                                                                       (UNAUDITED)  (UNAUDITED)
OPERATING RESULTS
Revenues ............................... $222,211    $196,331    $172,932    $162,397     $160,293    $ 29,614     $ 26,002
Income (loss) before income taxes  .....   19,134      19,495      16,323      14,319       13,898      (4,218)      (1,522)
Net income (loss) ......................   13,620      12,772      10,773       9,493        9,270      (2,826)        (989)
PER SHARE (2)
Net income ............................. $   1.38    $   1.35    $   1.15    $   1.02         1.00    $   (.29)    $   (.10)
Book Value ............................. $  11.44    $  10.22    $   9.07    $   8.10     $   7.08    $  11.09     $  10.07
Dividends .............................. $    .26    $    .20    $    .20         ---           --    $    .07     $    .07
FINANCIAL POSITION AT YEAR END
Cash and cash equivalents .............. $ 38,779    $ 52,880    $ 51,063    $ 43,540     $ 35,710    $ 39,101     $ 39,735
Working capital (3) ....................   79,068      72,665      59,698      56,475       44,400      74,806       67,982
Total assets ...........................  137,768     130,937     115,040     104,561      101,769     132,160      119,636
Long-term obligations (4) ..............    5,755       7,150       8,525      12,505       14,035       5,086        6,486
Stockholders' equity ...................  110,187      97,255      85,104      75,507       65,792     107,647       95,941
STATISTICS
Return on revenues .....................      6.1%        6.5%        6.2%        5.8%         5.8%       (9.5%)       (3.8%)
Return on average equity ...............     13.1%       14.0%       13.4%       13.4%        15.2%       (2.6%)       (1.0%)
Long-term obligations to equity (4)  ...      5.2%        7.4%       10.0%       16.6%        21.3%        4.7%         6.8%
Ratio of earnings to fixed charges (5)     27.1:1      23.3:1      14.6:1      10.9:1        8.0:1          --           --
AVERAGE SHARES OUTSTANDING (000'S) (2)      9,892       9,448       9,355       9,310        9,289       9,686        9,520

- - - - ------------
   (1) This fiscal year was comprised of 53 weeks.
   (2) Reflects a 3 for 2 stock split effective July 30, 1990.
   (3) Certain reclassifications have been made to conform to the current year's presentation.
   (4) Includes current installments and long-term portions of debt.
   (5) Represents the ratio of pretax income before interest expense to interest expense for the fiscal periods presented.

                         MANAGEMENT'S DISCUSSION AND
          ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

   The following table sets forth, for the periods indicated, the results of operations as a percentage of revenues. The table reflects certain reclassifications made to conform to the current year's presentation.

                                                         FISCAL YEARS ENDED             QUARTER ENDED
                                                ----------------------------------  --------------------
                                                  FEBRUARY    FEBRUARY    FEBRUARY    MAY 27,    MAY 28,
                                                  25, 1995    26, 1994    27, 1993     1995       1994
                                                ----------  ----------  ----------  ---------  ---------
Revenues ...................................... 100.0%      100.0%      100.0%      100.0%     100.0%
Costs and expenses:
  Product and delivery costs .................. (43.8)      (42.8)      (41.2)      (51.4%)    (46.3%)
  Selling, general and administrative expenses  (47.8)      (47.3)      (49.5)      (64.1%)    (60.4%)
                                                ----------  ----------  ----------  ---------  ---------
  Operating income (loss) .....................   8.4         9.9         9.3       (15.5%)     (6.7%)
Interest income ...............................    .5          .5          .8         1.8%       1.5%
Interest expense ..............................   (.3)        (.5)        (.7)        (.5%)      (.7%)
                                                ----------  ----------  ----------  ---------  ---------
  Income (loss) before income taxes ...........   8.6         9.9         9.4       (14.2%)     (5.9%)
(Provision for) benefit from income taxes  ....  (2.5)       (3.4)       (3.2)        4.7%       2.1%
                                                ----------  ----------  ----------  ---------  ---------
Net income (loss) .............................   6.1%        6.5%        6.2%       (9.5%)     (3.8%)
                                                ----------  ----------  ----------  ---------  ---------

QUARTERS ENDED MAY 27, 1995 AND MAY 28, 1994

   Revenues for the quarter ended May 27, 1995 of $29.6 million increased by $3.6 million, or 13.9%, as compared to the same period last year. The increase in revenues was primarily attributable to an increase of approximately 5% in the volume of orders shipped and approximately 8% in the average revenue per order. Catalog circulation was approximately 7% higher than in the prior year due to the introduction of the Lillian Vernon's Kitchen catalog.

   Product and delivery costs increased by $3.2 million, or 26.6%, in the quarter ended May 27, 1995, as compared to the same period last year. As a percentage of revenues, these costs increased from 46.3% to 51.4% in the current quarter. The increase in costs was partially attributable to higher sales volume. In addition, both the gross margin amount and percentage were negatively impacted by the expansion of the Company's free gift-with-purchase promotion, and a higher level of markdowns in the current quarter.

   Selling, general and administrative expenses ("SG&A"), the largest component of which is the cost of producing, printing and distributing the Company's catalogs, increased $3.3 million, or 20.8% in the current quarter, and as a percentage of revenues, rose from 60.4% to 64.1%. A portion of the increase was due to 7% higher circulation. In addition, significant increases in the cost of paper due to tight supply, and higher postage costs resulting from a U.S. Postal rate increase in January 1995, raised the cost of producing and mailing the Company's catalog an average of 18% this quarter, compared to the first quarter of fiscal 1995. While the Company's marketing and merchandising strategies were responsible for raising average revenue per catalog by 7%, catalog costs rose at a faster rate, causing SG&A as a percentage of revenues to increase.

   Interest income for the quarter ended May 27, 1995 of $.5 million increased by $.1 million as compared to the first quarter of the prior year, principally due to higher interest rates and a higher average investment balance. Interest expense for the quarter ended May 27, 1995 of $.2 million was comparable with that of the same period last year.

   The effective income tax rate was 33% in the current quarter, as compared to 35% in the first quarter of fiscal 1995.

FINANCIAL CONDITION

   The Company's current ratio at May 27, 1995 was 5.42 to 1, as compared to
5.07 to 1 at February 25, 1995 and 5.58 to 1 at May 28, 1994. The Company's working capital needs have been met with funds generated from operations.

   During the quarter ended May 27, 1995, the Company used less funds for net working capital needs than in the same quarter last year. Higher receivables from the deferred billing program were collected in the current quarter as compared with the first quarter last year. The Company also spent less on future catalog editions than last year, when it made earlier commitments for certain catalog production costs. The net change in inventory levels in the quarter also declined as compared to last year. During the quarter, the Company spent $591,000 on capital expenditures, including an amount related to planning and designing the expansion of its National Distribution Center. In addition, the Company received $666,000 for the issuance of stock, principally from the exercise of stock options which were expiring. The Company also paid a $.07 per share cash dividend totalling $679,000.

   On June 13, 1995, the Company entered into a definitive merger agreement with VB Investment Corporation, a corporation controlled by an affiliate of Freeman Spogli & Co. Incorporated. (See Note 3 to the Unaudited Financial Statements). As a result of the merger, the Company's leverage and debt service requirements will increase significantly. Upon consummation of the merger, the Company's common stock will no longer be publicly held.

FISCAL 1995 AND FISCAL 1994

   Revenues for fiscal 1995 were $222.2 million, an increase of $25.9 million, or 13.2%, over fiscal 1994. The increase in revenues was primarily attributable to an increase of approximately 8% in the volume of orders shipped and approximately 4% in the average revenue per order. Catalog circulation was approximately 18% higher than in fiscal 1994.

   Product and delivery costs of $97.4 million increased $13.5 million, or 16%, in fiscal 1995 as compared to fiscal 1994. The increase was primarily attributable to the higher volume of orders, as well as higher telephone charges and labor costs from implementing a toll-free 800 telephone number. As a percentage of revenues, these costs increased from 42.8% in fiscal 1994 to 43.8% in fiscal 1995, principally due to the 800-number costs. Gross profit on products sold declined slightly because a greater amount of overstocked and discontinued merchandise was sold at discounted prices through the Company's outlet stores and through promotions to customers.

   Selling, general and administrative ("SG&A") expenses were $106.1 million in fiscal 1995, compared to $93.0 million in fiscal 1994, an increase of $13.2 million, or 14.2%. The largest component of these expenses are the costs of producing, printing and distributing the Company's catalogs. The rise in SG&A costs in fiscal 1995 principally reflected an 18% increase in catalog circulation. As a percentage of revenues, SG&A expenses increased from 47.3% in fiscal 1994 to 47.8% in fiscal 1995, driven by a rise in the ratio of catalog costs to revenues. This was partially offset by the relatively fixed nature of SG&A costs compared to the higher revenue level. While the Company's cost of producing and mailing one of its catalogs remained relatively constant year-to year, catalog costs rose as a percentage of revenues in fiscal 1995 because of lower average revenue per catalog mailed. The Company increased its catalog circulation to prospect for new customers and to contact inactive customers, especially in view of a January 1995 postal rate increase. These mailings included less active segments of its customer data base, whose lower response reduced the overall revenue per catalog.

   The costs of producing, printing and mailing its catalogs, as well as packaging and shipping merchandise to its customers, are major costs of doing business for the Company. These costs are expected to rise substantially in fiscal 1996, principally driven by high paper prices due to very tight supply, and because of the increase in postal rates effective January 1995. Through careful management of its circulation strategy, catalog production alternatives, and merchandise mix, the Company will attempt to reduce the impact of these cost increases wherever possible, and to maximize the revenue produced by its catalog expenditures. Nevertheless, the Company believes that its ratio of selling costs to revenues will rise in fiscal 1996 as compared to 1995, having a negative impact on operating profit.

   Interest income in fiscal 1995 was $1.2 million, as compared to $.9 million in fiscal 1994. The increase of $.3 million was principally caused by higher interest rates. Interest expense declined by $.l million in fiscal 1995 as compared to fiscal 1994 because of scheduled debt repayments.

   The Company's effective income tax rate in fiscal 1995 was 28.8% as compared to 34.5% in fiscal 1994, principally due to the favorable settlement of an outstanding tax matter, and the related reversal of tax reserves not ultimately needed. See Note 2 to Financial Statements.

FISCAL 1994 AND FISCAL 1993

   Revenues for fiscal 1994 were $196.3 million, an increase of $23.4 million, or 13.5%, over fiscal 1993. The increase in revenues was primarily attributable to an increase of approximately 5% in the volume of orders shipped and approximately 7% in the average revenue per order. Catalog circulation was approximately 6% higher than in fiscal 1993.

   Product and delivery costs of $83.9 million increased $12.7 million, or 17.9%, in fiscal 1994 as compared to fiscal 1993. As a percentage of revenues, these costs increased from 41.2% in fiscal 1993 to 42.8% in fiscal 1994. The increase in fiscal 1994 product and delivery costs was primarily attributable to the higher revenues. The increase, as a percentage of revenues, was principally the result of lower gross profit on merchandise sold. Gross profit declined due to a variety of factors, including price reductions because of promotions, inventory liquidation, and competition, as well as higher costs due to sourcing a greater percentage of products domestically. Fulfillment and delivery costs in fiscal 1994 were comparable to fiscal 1993 as a percentage of revenues.

   Selling, general and administrative expenses were $93.0 million in fiscal 1994, compared to $85.7 million in fiscal 1993, an increase of $7.3 million, or 8.5%. The rise in SG&A costs in fiscal 1994 principally reflected a 6% increase in catalog circulation, as well as higher employee compensation and benefits, marketing promotions and the costs of operating certain outlet stores for a full year as compared to a partial year in fiscal 1993. As a percentage of revenues, SG&A expenses decreased from 49.5% in fiscal 1993 to 47.3% in fiscal 1994, driven by an improvement in the ratio of catalog costs to revenues, as well as to the fixed nature of certain SG&A costs compared to the higher revenue level. The improvement in the catalog cost ratio was achieved by generating higher revenue per catalog in fiscal 1994 as compared to fiscal 1993. Average sales per catalog rose in each of our different catalog titles because of the strength of our merchandise and targeting of our data base. In addition, expanded circulation of our specialty catalogs, Lilly's Kids, Christmas Memories, and Welcome, allowed us to offer a broader spectrum of merchandise to customers and prospects.

   Interest income in fiscal 1994 was $.9 million, as compared to $1.5 million in fiscal 1993. The reduction of $.6 million was principally caused by lower interest rates and higher utilization of funds for inventory and outstanding receivables during portions of the year. Interest expense declined by $.3 million in fiscal 1994 as compared to fiscal 1993 because of scheduled debt repayments.

   The Company's effective income tax rate in fiscal 1994 was 34.5% as compared to 34.0% in fiscal 1993, principally because of higher Federal income tax rates enacted under the Omnibus Budget Reconciliation Act of 1993. See Note 2 to Financial Statements.

SEASONALITY

   The Company's business is seasonal. Historically, a substantial portion of the Company's revenue and net income has been realized during the third and fourth fiscal quarters, which encompass the period September through February. Revenue and net income have been lower during the first and second fiscal quarters, comprising the period March through August. The Company believes this is the general pattern associated with the mail order and retail industries.

   Because of slower demand for its products in the first half of its fiscal year, the Company incurred a cumulative net loss during the first six months of fiscal 1995, 1994, and 1993, although to a lesser extent each year. Due to these seasonal factors, as well as to the major increases in paper and postage costs that are discussed above, management expects to incur a loss for the first half of fiscal 1996 as well.

LIQUIDITY AND CAPITAL RESOURCES

   The Company's balance sheet and liquidity are strong. At the end of fiscal 1995, cash and investments totalled $38.8 million; the current ratio was 5.1:1; stockholders' equity totalled $110.2 million; and debt obligations (including current maturities) represented 5.2% of equity.

   In fiscal 1995, the Company utilized $5.7 million of cash for operating activities, after net cash outflows of $10.3 million and $3.1 million because of increases in accounts receivable and inventory, respectively. The rise in the accounts receivable balance was due to higher sales under the Company's deferred billing program. The higher inventory level was in anticipation of increased sales during the 1995 Spring season. The Company used $1.4 million and $6.3 million of operating funds for debt repayments and capital investments, respectively. It generated $1.6 million from the sale of common stock through its employee stock option and purchase plans.

   Capital spending in fiscal 1995 totalled $6.3 million. Expenditures of $2.8 million were made to purchase and equip a 154,000 square foot building in Virginia Beach for additional distribution and warehouse space. The Company's other major capital expenditures in fiscal 1995 and also in fiscal 1994 were made to upgrade its computer equipment and its distribution center machinery and equipment. In fiscal 1996 and over the next several years, the Company expects to make significant new investments to expand the capacity of its National Distribution Center to handle the anticipated growth of its business.

   The Company has an agreement with Crestar Bank for a revolving line of credit, convertible into a five year term loan, of up to $10 million, bearing interest at the prime rate. The Company's total available credit facilities are $12 million. Although no amounts have been drawn down under these agreements, they are available for future borrowings, if necessary. See Note 3 to Financial Statements.

   The Company has paid quarterly cash dividends since May 1992, increased its quarterly dividend from $.05 to $.07 per share in September 1994, and anticipates continuing to pay cash dividends to its stockholders in the future.

   The Company believes that its cash flow from operations, current investment balance, and credit facilities will be sufficient to meet its operating needs.

SUBSEQUENT EVENT

   On March 10, 1995, the Company announced that it is exploring strategic alternatives, including a possible business combination or sale of the Company. The Company emphasized that there can be no assurances that a transaction will result, and that its retention of financial and legal advisors was part of the Company's continuing efforts to ensure that it considered all possibilities that could be in the best interests of the Company and its stockholders.

EFFECTS OF INFLATION AND FOREIGN EXCHANGE

   The Company is generally able to reflect cost increases and decreases resulting from the effects of inflation and foreign currency fluctuation in its selling prices. In addition, most foreign purchase orders are denominated in U.S. dollars. Accordingly, the results of operations for the periods discussed have not been significantly affected by these factors.

RECENTLY ISSUED ACCOUNTING STANDARDS

   For its fiscal year ending February 1995, the Company adopted Statement of Financial Accounting Standards No. 115 - "Accounting for Certain Investments in Debt and Equity Securities." This statement did not have a material effect on the Company's financial statements.

   The Company adopted Statement of Financial Accounting Standards No. 109 - "Accounting for Income Taxes," in the first quarter of fiscal 1994. The provisions of this statement did not have a material effect on the Company's financial statements.

                                CAPITALIZATION

   The following table sets forth as of May 27, 1995, the unaudited consolidated capitalization of the Company and its subsidiaries. This material should be read in conjunction with the Consolidated Financial Statements and the related notes appearing elsewhere herein.

                                                                 MAY 27, 1995
                                                                 (DOLLARS IN
                                                                  THOUSANDS)
                                                                -------------
Short-term debt:
 Long-term debt due within one year ........................... $  1,276
 Capital lease obligation .....................................      152
                                                                --------------
   Total short-term debt ...................................... $  1,428
Long-term debt:
 Senior notes due September 1998 ..............................    1,500
 Senior notes due October 1998 ................................    1,675
 Industrial Revenue Bond of the City of
  New Rochelle Industrial Development Agency ..................        9
 Capital lease obligation .....................................      474
                                                                --------------
   Total long-term debt .......................................    3,658
Stockholders' Equity:
 Common stock .................................................       99
 Additional paid-in capital ...................................   26,146
 Retained earnings ............................................   85,416
  Less 224,349 shares of common stock held in treasury, at
 cost .........................................................   (4,014)
                                                                ---------------
   Total stockholders' equity .................................  107,647
                                                                ---------------
   Total capitalization ....................................... $112,733
                                                                ===============

           PRINCIPAL STOCKHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT

   The following chart reflects, as of June 30, 1995, the beneficial ownership of the Company's Shares by (i) persons who are believed to beneficially own more than 5% of the Shares of the Company; (ii) the Chief Executive Officer and the four other most highly compensated executive officers of the Company; (iii) the directors; and (iv) all executive officers and directors as a group.

                                                              PERCENT OF
                                       AMOUNT AND NATURE OF     SHARES
       NAME OF BENEFICIAL OWNER        BENEFICIAL OWNERSHIP   OUTSTANDING
- - - - ------------------------------------  --------------------  -------------
Lillian Vernon (1) .................. 2,114,663 (2)(3)      21.7%
David Hochberg (1) .................. 1,232,000 (4)(5)      12.7%
Fred P. Hochberg (6)(7) .............   615,611             6.3%
Lilyan H. Affinito (8) ..............     7,050 (9)          *
Leo Salon (10) ......................     2,250 (9)          *
William E. Phillips (11) ............     5,000 (9)          *
Bert W. Wasserman (12) ..............     5,000              *
Andrew Gregor (1) ...................     5,000 (13)         *
Laura L. Zambano (1) ................     7,537 (13)         *
Stephen S. Marks (1)(15) ............     5,000 (14)         *
Larry R. Blum (1) ...................     5,000 (16)         *
Lillian Menasche Vernon Foundation,
 Inc. (17) ..........................   697,100 (2)         7.2%
Blackhill Capital, Inc. (18)  .......   638,400 (19)        6.6%
All Executive Officers and Directors
 as a group (15 persons) (20)  ...... 4,044,141 (20)        41.6%

- - - - ------------
     * Less than 1%.
    (1) The address of these stockholders is 543 Main Street, New Rochelle, New York 10801.
    (2) Does not include 697,100 Shares owned by the Lillian Menasche Vernon Foundation (the "Foundation"). Lillian Vernon, Leo Salon and Fred Hochberg are three of the directors of the Foundation. On May 17, 1995, Lillian Vernon transferred 500,000 shares to the Foundation.
    (3) Does not include options to purchase 286,667 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995.
    (4) Does not include options to purchase 60,000 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995.
    (5) Does not include 85,000 shares of common stock held by the David Hochberg Foundation. David Hochberg is the trustee of this Foundation.
    (6) The address of Fred Hochberg is c/o Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York 10801.
    (7) Does not include 35,000 shares of common stock held by the Heyday Foundation. Fred Hochberg is the sole Trustee of the Foundation. Does not include options to purchase 5,000 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995. On June 15, 1995, Fred Hochberg gave an aggregate of 7,620 shares to various charitable organizations and individuals.
    (8) The address of Lilyan H. Affinito is c/o Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York 10801.
    (9) Does not include options to purchase 14,000 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995.
   (10) The address of Leo Salon is c/o Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York 10801.
   (11) The address of William E. Phillips is c/o Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York 10801.
   (12) The address of Bert W. Wasserman is c/o Lillian Vernon Corporation, 543 Main Street, New Rochelle, New York 10801.
   (13) Does not include options to purchase 45,000 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995.
   (14) Does not include options to purchase 35,000 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995.

   (15) Stephen S. Marks terminated his employment with the Company effective May 29, 1995. Shares owned by Stephen Marks are not included in references to Shares owned by Directors and Officers elsewhere in this Proxy Statement.
   (16) Does not include options to purchase 47,500 shares which are presently exercisable or which become exercisable within 60 days of the date of June 30, 1995.
   (17) The address of the Foundation is c/o Salon, Marrow & Dyckman, LLP,
        685 Third Avenue, 21st Floor, New York, New York 10017.
   (18) The address of Blackhill Capital, Inc. is 161 Madison Avenue, Morristown, New Jersey 07960.
   (19) Number of shares is based upon a Schedule 13G filed by Blackhill Capital, Inc. as of January 9, 1995.
   (20) Includes shares owned by Jane Ries who resigned as Senior Vice President--New Catalog Development on April 7, 1995. Does not include options to purchase 656,167 shares which are presently exercisable or which become exercisable within 60 days of June 30, 1995. Shares owned by Jane Ries are not included in references to shares owned by Directors and Others elsewhere in this Proxy Statement.

            CERTAIN INFORMATION CONCERNING INVESTOR AND AFFILIATES

   Investor was formed for the purpose of engaging in and effecting the Merger and has conducted no business otherwise. Investor has its principal executive offices at 11100 Santa Monica Boulevard, Suite 1900, Los Angeles, California 90025.

   FS Holdings, Inc., a California corporation ("FS Holdings"), is the general partner of FS Capital Partners, L.P., a California limited partnership ("Capital Partners"), which is the general partner of FSEP III. FS International Holdings Limited, a Cayman Islands exempted company limited by shares ("International Holdings"), is the general partner of FS&Co. International, L.P., a Cayman Islands exempted limited partnership ("FS&Co. International"), which is the general partner of FSEP International.

   FSEP III, Capital Partners, FS Holdings, FSEP International, FS&Co. International, International Holdings and Investor may be deemed to beneficially own the Shares held by Lillian Vernon, David Hochberg and Fred Hochberg by virtue of the Voting Agreement, which requires them to cause all such Shares to be voted in favor of approving the Merger Agreement and against certain other actions and which prohibits them from transferring such Shares (other than in connection with the Merger; provided, however, that Fred Hochberg may transfer by gift 120,000 Shares). See "SPECIAL FACTORS--The Voting Agreement." Capital Partners, as the general partner of FSEP III, FS Holdings, as the general partner of Capital Partners, FS&Co. International, as the general partner of FSEP International, International Holdings, as the general partner of FS&Co. International share with FSEP III, FSEP International and Investor beneficial ownership with respect to Shares held by Lillian Vernon, David Hochberg and Fred Hochberg, who own, in aggregate, approximately 40.7%, of the outstanding Shares.

   The principal business of FS Holdings and Capital Partners is to organize and manage the transactions in which FSEP III is the principal investor. The principal business of FS&Co. International and International Holdings is to organize and manage the transactions in which FSEP International is the principal investor. FSEP III, Capital Partners, FS Holdings, FSEP International, FS&Co. International and International Holdings each has its principal executive offices at 11100 Santa Monica Boulevard, Suite 1900, Los Angeles, California 90025.

   Bradford M. Freeman, Ronald P. Spogli, William M. Wardlaw, J. Frederick Simmons, John M. Roth and Charles P. Rullman, Jr. are the directors, executive officers and sole shareholders of FS Holdings and International Holdings. Mr. Spogli is the President of Investor, Mr. Roth is a Vice President of Investor, Mark J. Doran is Secretary of Investor and Mr. Wardlaw is the sole Director, a Vice President and Assistant Secretary of Investor.

   Messrs. Freeman, Spogli, Wardlaw, Simmons, Roth, Rullman and Doran is each a citizen of the United States of America.

   Messrs. Freeman, Spogli, Wardlaw, Simmons and Roth has been a director, officer and shareholder of FS&Co. since its organization in 1994. Mr. Rullman has been a director, officer and shareholder of FS&Co. since 1995. FS&Co. is a private investment firm whose principal business is to make private equity investments through the formation and operation of investment limited partnerships such as FSEP III and FSEP International. Messrs. Freeman and Spogli are also founding partners of Freeman Spogli & Co., a California general partnership ("FS"), which was founded in 1983 and whose principal business is similar to that of FS&Co. Mr. Simmons joined FS in 1986 and became a general partner in January 1991. Mr. Wardlaw joined FS in March 1988 and became a general partner in January 1991. Mr. Roth joined FS in 1988 and became a general partner in March 1993. Mr. Doran joined FS in 1988. FS&Co. and FS each has its principal executive offices at 11100 Santa Monica Boulevard, Suite 1900, Los Angeles, California 90025. Messrs. Freeman, Spogli, Wardlaw and Rullman and Simmons each has as his business address 11100 Santa Monica Boulevard, Suite 1900, Los Angeles, California 90025. Messrs. Roth and Doran each has as his business address 599 Lexington Avenue, 18th Floor, New York, New York 10022.

                            REVOCATION OF PROXIES

   If the Special Meeting is adjourned, for whatever reason, the approval of the Merger Agreement shall be considered and voted upon by stockholders at the subsequent "adjourned meeting" (as such term is used in Section 222 of the DGCL), if any.

   You may revoke your proxy at any time prior to its exercise by attending the Special Meeting and voting in person (although attendance at the Special Meeting will not in and of itself constitute revocation of a proxy), by giving notice of revocation of your proxy at the Special Meeting, or by delivering a written notice or revocation or a duly executed proxy relating to the matters to be considered at the Special Meeting and bearing a later date to the Secretary of the Company at 543 Main Street, New Rochelle, New York 10801. Unless revoked in the manner set forth above, proxies in the form enclosed will be voted at the Special Meeting in accordance with your instructions.

                             INDEPENDENT AUDITORS

   The financial statements as of February 25, 1995 and February 26, 1994, and the related Consolidated Statements of Income, Stockholders' Equity and Cash Flows for each of the three fiscal years in the period ended February 25, 1995, included in this Proxy Statement, have been audited by Coopers & Lybrand L.L.P., independent accountants, as stated in their report and appearing in the Company's Annual Report on Form 10-K for the fiscal year ended February 25, 1995 incorporated herein by reference. A representative of Coopers & Lybrand will be at the Special Meeting to answer questions from stockholders and will have the opportunity to make a statement if so desired.

                              PROXY SOLICITATION

   The Company will solicit proxies, and the Company's directors, officers and employees may also solicit proxies by telephone, telegram or personal interview. These persons will receive no additional compensation for these services. In addition, the Company has retained [] to solicit proxies for a fee of $[ ] plus expenses. The cost of soliciting proxies will be borne by the Company. Arrangements will be made to furnish copies of proxy materials to fiduciaries, custodians and brokerage houses for forwarding to beneficial owners of the Shares. Such persons will be paid reasonable out-of-pocket expenses.

                            STOCKHOLDER PROPOSALS

   THE COMPANY'S ANNUAL MEETING OF STOCKHOLDERS SCHEDULED TO BE HELD ON JULY 20, 1995 HAS BEEN POSTPONED. IF THE MERGER IS CONSUMMATED, THE 1995 ANNUAL MEETING OF STOCKHOLDERS WILL NOT OCCUR. If the Merger is not consummated, proposals of stockholders intended to be presented at the 1995 Annual Meeting of Stockholders must be received by the Company on or before [ ], 1995 in order to be eligible for inclusion in the Company's Proxy Statement and form of Proxy. As to each person whom a stockholder proposes to nominate for election or re-election as a director, the stockholder's notice shall set forth all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or as otherwise required, in each case pursuant to Regulation 14A under the Exchange Act, including such person's written consent to being named in the Proxy Statement as a nominee and to serving as a director if elected. The stockholder's notice must also set forth (i) the name and address of the stockholder, as it appears in the Company's books, (ii) the class and number of shares of the Company that are beneficially owned by such stockholder,
(iii) as to the beneficial owner, if any, on whose behalf the nomination or proposal is made, the name and address of such person, and the class and number of shares of the Company that are beneficially owned by such person, and (iv) with respect to any stockholder proposal, any material interest of such stockholder or the beneficial owner, if any, on whose behalf the proposal is made, in such business. Any stockholder wishing to nominate directors must notify the Company at least one hundred and twenty (120) days before the one year anniversary of the date on which notice of the meeting was sent with respect to the prior year's annual meeting of stockholders.

   No person nominated by a stockholder shall be eligible to serve as a director of the Company unless nominated in accordance with the procedures set forth above. The chairman of the meeting shall, if the facts warrant, determine and declare to the meeting that a nomination or proposal was not made in accordance with the procedures prescribed by the Bylaws of the Company and, if he or she should so determine, the chairman may so declare at the meeting and the defective nomination or proposal shall be disregarded. Notwithstanding the foregoing, a stockholder must also comply with all applicable requirements of the Exchange Act and the rules and regulations thereunder with respect to nominations of persons for election to the Board of Directors of the Company.

                          INCORPORATION BY REFERENCE

   The following documents filed with the Commission by the Company (File No. 1-9637) pursuant to the Exchange Act are incorporated herein by reference in this proxy statement:

       1. The Company's Annual Report on Form 10-K for the fiscal year ended February 25, 1995 (the "10-K");

       2. The Company's Current Reports on Form 8-K, dated June 22, 1995 and June 27, 1995 (the "8-Ks").

   All documents filed by the Company with the Commission pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act subsequent to the date hereof and prior to the date of the Special Meeting are hereby incorporated by reference into this Proxy Statement and shall be deemed a part hereof from the date of filing such documents or reports. Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this Proxy Statement to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Proxy Statement.

   THIS PROXY STATEMENT INCORPORATES DOCUMENTS BY REFERENCE WHICH ARE NOT PRESENTED HEREIN OR DELIVERED HEREWITH. SUCH DOCUMENTS (OTHER THAN EXHIBITS TO SUCH DOCUMENTS UNLESS SUCH EXHIBITS ARE SPECIFICALLY INCORPORATED BY REFERENCE) ARE AVAILABLE, WITHOUT CHARGE, TO ANY PERSON, INCLUDING ANY BENEFICIAL OWNER, TO WHOM THIS PROXY STATEMENT IS DELIVERED, ON WRITTEN OR ORAL REQUEST TO THE COMPANY AT 543 MAIN STREET, NEW ROCHELLE, NEW YORK 10801 (TELEPHONE NUMBER (914) 576-6400), ATTENTION: SUSAN N. CORTAZZO, SECRETARY. IN ORDER TO ENSURE DELIVERY OF THE DOCUMENTS PRIOR TO THE SPECIAL MEETING OF
STOCKHOLDERS, REQUESTS SHOULD BE RECEIVED BY [   ], 1995.

                                OTHER MATTERS

   The Board of Directors of the Company does not intend to bring any other matters before the Special Meeting and does not know of any other matters that may be brought before the Special Meeting by others.


                                           By Order of the Board of Directors,


                                           ----------------------------------
                                           Susan N. Cortazzo
                                           Secretary
July [  ], 1995

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Unaudited Consolidated Financial Statements:
 Consolidated Balance Sheets -- May 27, 1995, May 28, 1994, and February 25, 1995
  (audited) ................................................................................... F-2
 Consolidated Statements of Operations for the Fiscal Quarters ended May 27, 1995 and May 28, 1994 ............................................................................ F-3
 Consolidated Statements of Cash Flows for the Fiscal Quarters ended May 27, 1995 and
  May 28, 1994 ................................................................................ F-4
 Notes to Consolidated Financial Statements ................................................... F-5
Audited Consolidated Financial Statements:
 Consolidated Balance Sheets -- February 25, 1995 and February 26, 1994 ....................... F-6
 Consolidated Statements of Income for the three Fiscal Years ended 1995, 1994 and 1993  ...... F-7
 Consolidated Statements of Stockholders' Equity for the three Fiscal Years ended 1995,  1994 and 1993 ..................................................................................... F-8
 Consolidated Statements of Cash Flows for the three Fiscal Years ended 1995, 1994 and 1993  .. F-9
 Notes to Consolidated Financial Statements ................................................... F-10

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS
                            (DOLLARS IN THOUSANDS)

                                                            MAY 27,     MAY 28,     FEBRUARY 25,
                                                              1995        1994          1995
                                                          ----------  ----------  --------------
                                                                (UNAUDITED)          (AUDITED)
                         ASSETS
Current assets:
 Cash and cash equivalents .............................. $ 39,101    $ 39,735    $ 38,779
 Accounts receivable ....................................   10,717       4,865      21,482
 Merchandise inventories ................................   32,878      32,322      30,418
 Deferred income taxes ..................................       --          --         331
 Prepayments and other current assets ...................    9,038       5,900       7,495
                                                          ----------  ----------  --------------
  Total current assets ..................................   91,734      82,822      98,505
Property, plant and equipment, net (Note 1) .............   29,534      26,410      29,587
Deferred catalog costs ..................................    7,874       7,317       6,632
Other assets ............................................    3,018       3,087       3,044
                                                          ----------  ----------  --------------
  Total ................................................. $132,160    $119,636    $137,768
                                                          ==========  ==========  ==============
           LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
 Trade accounts payable and accrued expenses  ........... $ 15,284    $ 12,822    $ 14,056
 Customer deposits ......................................      158          58         385
 Current portion of long-term debt and lease obligations     1,428       1,400       1,420
 Income taxes payable ...................................       --          --       3,576
 Deferred income taxes ..................................       58         560          --
                                                          ----------  ----------  --------------
  Total current liabilities .............................   16,928      14,840      19,437
Long-term debt, less current portion ....................    3,184       4,460       3,820
Capital lease obligations, less current portion  ........      474         626         515
Deferred compensation ...................................    3,071       2,463       2,913
Deferred income taxes ...................................      856       1,306         896
                                                          ----------  ----------  --------------
  Total liabilities .....................................   24,513      23,695      27,581
                                                          ----------  ----------  --------------
Stockholders' equity:
 Preferred stock, $.01 par value; 2,000,000 shares
  authorized; no shares issued and outstanding  .........       --          --          --
 Common stock, $.01 par value; 20,000,000 shares
  authorized; issued -- 9,934,537 shares, 9,616,515
 shares  and 9,771,744 shares ...........................       99          96          98
 Additional paid-in capital .............................   26,146      20,844      23,300
 Retained earnings ......................................   85,416      76,326      88,922
 Unearned compensation ..................................       --         (51)         (2)
 Treasury stock, at cost -- 227,699 shares, 92,774
 shares  and 139,892 shares .............................   (4,014)     (1,274)     (2,131)
                                                          ----------  ----------  --------------
  Total stockholders' equity ............................  107,647      95,941     110,187
                                                          ----------  ----------  --------------
  Total ................................................. $132,160    $119,636    $137,768
                                                          ==========  ==========  ==============

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF OPERATIONS
                   (IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                 (UNAUDITED)

                                                        FISCAL QUARTER ENDED
                                                       ---------------------
                                                         MAY 27,     MAY 28,
                                                           1995       1994
                                                       ----------  ---------
Revenues ............................................. $29,614     $26,002
Costs and expenses:
 Product and delivery costs ..........................  15,229      12,031
 Selling, general and administrative expenses  .......  18,972      15,700
                                                       ----------  ---------
                                                        34,201      27,731
                                                       ----------  ---------
   Operating loss ....................................  (4,587)     (1,729)
Interest income ......................................     521         391
Interest expense .....................................    (152)       (184)
                                                       ----------  ---------
   Loss before income taxes ..........................  (4,218)     (1,522)
Provision for (benefit from) income taxes:
 Current .............................................  (1,741)     (1,598)
 Deferred ............................................     349       1,065
                                                       ----------  ---------
                                                        (1,392)       (533)
                                                       ----------  ---------
   Net loss .......................................... $(2,826)    $  (989)
                                                       ----------  ---------
Net loss per common share ............................ $  (.29)    $  (.10)
                                                       ----------  ---------
Weighted average number of common shares outstanding     9,686       9,520
                                                       ----------  ---------

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF CASH FLOWS
                            (DOLLARS IN THOUSANDS)

                                                                       FISCAL QUARTER ENDED
                                                                     ----------------------
                                                                       MAY 27,     MAY 28,
                                                                         1995        1994
                                                                     ----------  ----------
                                                                           (UNAUDITED)
Cash flows from operating activities:
 Net loss .......................................................... $(2,826)    $   (989)
 Adjustments to reconcile net loss to net cash provided by (used
 in)  operating activities:
  Depreciation .....................................................     644          482
  Amortization .....................................................      87          119
  (Increase) decrease in accounts receivable .......................  10,765        6,360
  (Increase) decrease in merchandise inventories ...................  (2,460)      (4,983)
  (Increase) decrease in prepayments and other current assets  .....  (1,543)        (927)
  (Increase) decrease in deferred catalog costs ....................  (1,242)      (3,086)
  (Increase) decrease in other assets ..............................     (59)         (73)
  Increase (decrease) in trade accounts payable and accrued
 expenses ..........................................................   1,228       (5,647)
  Increase (decrease) in customer deposits .........................    (227)        (171)
  Increase (decrease) in income taxes payable ......................  (3,576)      (4,191)
  Increase (decrease) in deferred compensation .....................     158          150
  Increase (decrease) in deferred income taxes .....................     349        1,067
                                                                     ----------  ----------
   Net cash provided by (used in) operating activities  ............   1,298      (11,889)
                                                                     ----------  ----------
Cash flows from investing activities:
 Purchases of property, plant and equipment ........................    (591)        (241)
                                                                     ----------  ----------
   Net cash used in investing activities ...........................    (591)        (241)
                                                                     ----------  ----------
Cash flows from financing activities:
 Principal payments on long-term debt and capital lease obligations     (669)        (664)
 Proceeds from issuance of common stock ............................     666          117
 Dividends paid ....................................................    (679)        (476)
 Other .............................................................     297            8
                                                                     ----------  ----------
   Net cash used in financing activities ...........................    (385)      (1,015)
                                                                     ----------  ----------
   Net increase (decrease) in cash and cash equivalents  ...........     322      (13,145)
                                                                     ----------  ----------
Cash and cash equivalents at beginning of period ...................  38,779       52,880
                                                                     ----------  ----------
Cash and cash equivalents at end of period ......................... $39,101     $ 39,735
                                                                     ----------  ----------
Supplemental disclosures of cash flow information:
 Cash paid during the period for:
  Interest ......................................................... $   288     $    358
  Income taxes .....................................................   3,884        4,671

Supplemental disclosure of noncash financing activities--see Note 2.

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

   The consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. The year-end condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles. The interim financial statements furnished with this report reflect all adjustments, consisting only of items of a normal recurring nature, which are, in the opinion of management, necessary for the fair statement of the consolidated financial condition and consolidated results of operations for the interim periods presented. It is suggested that these financial statements be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended February 25, 1995.

1. PROPERTY, PLANT AND EQUIPMENT

   Property, plant and equipment are summarized as follows (in thousands):

                                                   MAY 27,    MAY 28,    FEBRUARY 25,
                                                    1995       1994          1995
                                                 ---------  ---------  --------------
Land and buildings ............................. $20,196    $17,186    $19,985
Machinery and equipment ........................  22,214     18,916     21,840
Furniture and fixtures .........................   3,040      2,781      3,033
Leasehold improvements .........................   3,574      3,537      3,575
Capital leases .................................   1,262      1,262      1,262
                                                 ---------  ---------  --------------
 Total property, plant & equipment, at cost  ...  50,286     43,682     49,695
 Less accumulated depreciation and amortization   20,752     17,272     20,108
                                                 ---------  ---------  --------------
Property, plant and equipment--net ............. $29,534    $26,410    $29,587
                                                 ---------  ---------  --------------

2. NONCASH FINANCING ACTIVITIES

   During the three months ending May 27, 1995, non-qualified stock options aggregating 105,000 shares were exercised by one of the Company's Directors, with a total exercise price of $1,662,150. As consideration for the exercise price and for income taxes required to be withheld, the Company received an aggregate of 87,807 shares of Lillian Vernon Common Stock, which are reported as Treasury Stock on the balance sheet. The number of shares was determined by the market price of the Company's common stock on the exercise date.

3. SUBSEQUENT EVENT--MERGER AGREEMENT

   On June 13, 1995, the Company and VB Investment Corporation, a Delaware corporation controlled by FS Equity Partners III, L.P. ("FSEP III"), which is an affiliate of Freeman Spogli & Co. Incorporated, entered into a definitive merger agreement pursuant to which FSEP III will become a majority stockholder of the Company in a merger transaction that will be accounted for as a recapitalization. In this transaction, stockholders of the Company will receive $19.00 per share in cash for certain shares of the Company's stock.

   The merger agreement is subject to the approval by the Company's stockholders, receipt of financing, and other customary closing conditions. The merger will be submitted to stockholders at a special stockholders' meeting expected to be held in August 1995.

4. RECLASSIFICATIONS

   Certain reclassifications have been made in the prior year financial statements to conform with the current presentation.

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS
                            (DOLLARS IN THOUSANDS)

                                                                           FEBRUARY 25,    FEBRUARY 26,
                                                                               1995            1994
                                                                         --------------  --------------
                              ASSETS
Current assets:
 Cash and cash equivalents ............................................. $ 38,779        $ 52,880
 Accounts receivable ...................................................   21,482          11,225
 Merchandise inventories ...............................................   30,418          27,339
 Deferred income taxes (Note 2) ........................................      331             531
 Prepayments and other current assets (Note 4) .........................    7,495           4,973
                                                                         --------------  --------------
  Total current assets .................................................   98,505          96,948
Property, plant and equipment, net (Notes 5 and 7) .....................   29,587          26,651
Deferred catalog costs .................................................    6,632           4,231
Other assets ...........................................................    3,044           3,107
                                                                         --------------  --------------
  Total ................................................................ $137,768        $130,937
                                                                         ==============  ==============
                  LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
 Trade accounts payable and accrued expenses (Note 4) .................. $ 14,056        $ 18,469
 Customer deposits .....................................................      385             229
 Current portion of long-term debt and lease obligations (Notes 6 and
 7) ....................................................................    1,420           1,394
 Income taxes payable (Note 2) .........................................    3,576           4,191
                                                                         --------------  --------------
  Total current liabilities ............................................   19,437          24,283
Long-term debt, less current portion (Note 6) ..........................    3,820           5,097
Capital lease obligations, less current portion (Note 7)  ..............      515             659
Deferred compensation (Note 8) .........................................    2,913           2,313
Deferred income taxes (Note 2) .........................................      896           1,330
                                                                         --------------  --------------
  Total liabilities ....................................................   27,581          33,682
                                                                         --------------  --------------
Stockholders' equity:
 Preferred stock, $.01 par value; 2,000,000 shares authorized; no
 shares  issued and outstanding ........................................       --              --
 Common stock, $.01 par value; 20,000,000 shares authorized; issued --
  9,771,744 shares in 1995 and 9,606,437 shares in 1994 ................       98              96
 Additional paid-in capital ............................................   23,300          20,672
 Retained earnings .....................................................   88,922          77,792
 Unearned compensation .................................................       (2)            (31)
 Treasury stock, at cost -- 139,892 shares in 1995 and 92,774 shares
  in 1994 ..............................................................   (2,131)         (1,274)
                                                                         --------------  --------------
  Total stockholders' equity ...........................................  110,187          97,255
                                                                         --------------  --------------
  Total ................................................................ $137,768        $130,937
                                                                         ==============  ==============

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF INCOME
                   (IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                   FISCAL YEARS ENDED
                                                    -----------------------------------------------
                                                     FEBRUARY 26,    FEBRUARY 27,   FEBRUARY 25,
                                                       1995             1994            1993
                                                    --------------  --------------  --------------
Revenues .......................................... $222,211        $196,331        $172,932
Costs and expenses:
 Product and delivery costs .......................   97,390          83,934          71,190
 Selling, general and administrative expenses  ....  106,143          92,973          85,702
                                                    --------------  --------------  --------------
                                                     203,533         176,907         156,892
                                                    --------------  --------------  --------------
  Operating income ................................   18,678          19,424          16,040
Interest income ...................................    1,189             946           1,482
Interest expense ..................................     (733)           (875)         (1,199)
                                                    --------------  --------------  --------------
  Income before income taxes ......................   19,134          19,495          16,323
Provision for (benefit from) income taxes (Note
 2):
 Current ..........................................    5,802           7,913           5,871
 Deferred .........................................     (288)         (1,190)           (321)
                                                    --------------  --------------  --------------
                                                       5,514           6,723           5,550
                                                    --------------  --------------  --------------
  Net income ......................................  $13,620         $12,772         $10,773
                                                    --------------  --------------  --------------
Net income per common and common
 equivalent share (Note 1) ........................    $1.38           $1.35           $1.15
                                                    --------------  --------------  --------------

Weighted average number of common and common
 equivalent shares (Note 1) .......................    9,892           9,448           9,355

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
                            (DOLLARS IN THOUSANDS)

                                                          COMMON STOCK                                           TREASURY STOCK
                                                     ---------------------                                      ---------------
                                                                        PAID-IN    RETAINED      UNEARNED
                                         TOTAL       SHARES    AMOUNT   CAPITAL    EARNINGS    COMPENSATION     SHARES    AMOUNT
                                      ----------  -----------  ------  ---------  ----------  --------------  ---------- --------
BALANCE, FEBRUARY 29, 1992 ............. $ 75,507    9,322,323    $93     $17,479   $58,012     $     (30)      (3,350)   $  (47)
Shares issued to employees at $.01 per
 share pursuant to Restricted Stock
 Plan ..................................       --        5,000    --           79                     (79)
Exercise of non-qualified stock options       333       44,500      1         332
Amortization of unearned compensation  .      100                                                     100
Shares purchased by employees pursuant
 to Employee Stock Purchase Plan  ......      148       13,055    --          148
Dividends Paid ($.20) per share)  ......   (1,872)                                   (1,872)
Other ..................................      115                             115
Net income .............................   10,773                                    10,773
                                          -------    ---------    ---     -------   -------      -------      ----------  ------
BALANCE, FEBRUARY 27, 1993 .............   85,104    9,384,878     94      18,153    66,913          (9)         (3,350)     (47)
Shares issued to employees at $.01 per
 share pursuant to Restricted Stock
 Plan ..................................       --       10,000    --          136                  (136)
Exercise of non-qualified stock options       621      200,500      2       1,846                               (89,424)  (1,227)
Amortization of unearned compensation  .      114                                                   114
Shares purchased by employees pursuant
 to Employee Stock Purchase Plan  ......      131       11,059    --          131
Dividends Paid ($.20 per share)  .......   (1,893)                                   (1,893)
Other ..................................      406                             406
Net income .............................   12,772                                    12,772
                                          -------    ---------   ---      -------   -------      -------      ----------  ------
BALANCE, FEBRUARY 26, 1994 .............   97,255    9,606,437     96      20,672    77,792         (31)       (92,774)   (1,274)
Shares issued to employees at $.01 per
 share pursuant to Restricted Stock
 Plan ..................................       --        2,500    --           46                   (46)
Exercise of non-qualified stock options     1,322      147,500      2       2,177                              (47,118)     (857)
Amortization of unearned compensation  .       75                                                    75
Shares purchased by employees pursuant
 to Employee Stock Purchase Plan  ......      234       15,307    --          234
Dividends Paid ($.26 per share)  .......   (2,490)                                   (2,490)
Other ..................................      171                             171
Net income .............................   13,620                                    13,620
                                          -------    ---------   ---      -------   -------      -------      ---------  -------
BALANCE, FEBRUARY 25, 1995 ............. $110,187    9,771,744    $98     $23,300   $88,922       $  (2)      (139,892)  $(2,131)
                                          -------    ---------   ---      -------   -------      -------      ---------  -------
                                          -------    ---------   ---      -------   -------      -------      ---------  -------

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF CASH FLOWS
                            (DOLLARS IN THOUSANDS)

                                                                   FISCAL YEARS ENDED
                                                    ----------------------------------------------
                                                      FEBRUARY 25,    FEBRUARY 26,    FEBRUARY 27,
                                                          1995            1994            1993
                                                    --------------  --------------  --------------
Cash flows from operating activities:
 Net income ....................................... $ 13,620        $12,772         $10,773
 Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
  Depreciation ....................................    3,366          3,101           2,812
  Amortization ....................................      525          1,033           1,518
  (Gain) loss on sale of assets ...................       (9)            53            (707)
  (Increase) decrease in accounts receivable  .....  (10,257)        (6,860)         (2,271)
  (Increase) decrease in merchandise inventories  .   (3,079)        (7,402)          2,805
  (Increase) decrease in prepayments and other
   current assets .................................   (2,522)        (1,610)           (543)
  (Increase) decrease in deferred catalog costs  ..   (2,401)           612             607
  (Increase) decrease in other assets .............     (387)          (609)           (684)
  Increase (decrease) in trade accounts payable
   and accrued expenses ...........................   (4,413)         5,503           2,603
  Increase (decrease) in customer deposits  .......      156           (346)            510
  Increase (decrease) in income taxes payable  ....     (615)         1,012           1,578
  Increase (decrease) in deferred compensation  ...      600            600             573
  Increase (decrease) in deferred income taxes  ...     (234)        (2,179)           (402)
                                                    --------------  --------------  --------------
   Net cash provided by (used in) operating
    activities ....................................   (5,650)         5,680          19,172
                                                    --------------  --------------  --------------
Cash flows from investing activities:
 Purchases of property, plant and equipment  ......   (6,305)        (1,761)         (7,542)
 Proceeds from sale of assets .....................       12              8           1,149
                                                    --------------  --------------  --------------
   Net cash used in investing activities  .........   (6,293)        (1,753)         (6,393)
                                                    --------------  --------------  --------------
Cash flows from financing activities:
 Principal payments on long-term debt and capital
  lease obligations ...............................   (1,395)        (1,375)         (3,980)
 Proceeds from issuance of common stock  ..........    1,556            752             481
 Dividends paid ...................................   (2,490)        (1,893)         (1,872)
 Other ............................................      171            406             115
                                                    --------------  --------------  --------------
   Net cash used in financing activities  .........   (2,158)        (2,110)         (5,256)
                                                    --------------  --------------  --------------

   Net increase (decrease) in cash and cash
    equivalents ...................................  (14,101)         1,817           7,523
                                                    --------------  --------------  --------------
Cash and cash equivalents at beginning of period  .   52,880         51,063          43,540
                                                    --------------  --------------  --------------
Cash and cash equivalents at end of period  ....... $ 38,779        $52,880         $51,063
                                                    --------------  --------------  --------------
Supplemental disclosures of cash flow information:
 Cash paid during the period for:
  Interest ........................................ $    752        $   901         $ 1,263
  Income taxes ....................................    6,863          6,215           4,112

Supplemental disclosure of noncash financing activities --see Note 9.

                See Notes to Consolidated Financial Statements

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 General

   Lillian Vernon Corporation is a direct mail specialty catalog company, concentrating on the marketing of gift, household, gardening, decorative, Christmas and children's products.

   The consolidated financial statements include the accounts of Lillian Vernon Corporation and its wholly-owned subsidiaries, Lillian Vernon Fulfillment Services, Inc. and Lillian Vernon International, Ltd. (the "Company"). All material intercompany balances and transactions have been eliminated.

   The Company has a fiscal year consisting of 52 or 53 weeks ending on the last Saturday in February. Under this policy, fiscal 1995, 1994 and 1993 consisted of 52 weeks. The Company's fiscal quarters end on the last Saturday of the quarterly period.

 Cash Equivalents

   Cash equivalents, for purposes of the Statements of Cash Flows, consist principally of municipal securities, U.S. Treasury securities and commercial paper, with remaining maturities at acquisition of less than three months. In the first quarter of fiscal 1995, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115 -- "Accounting for Certain Investments in Debt and Equity Securities." Under SFAS No. 115, the Company's investments, totalling $42.0 million as of February 25, 1995, are classified as held-to-maturity securities, and as such, are stated at amortized cost, which approximates market value. The adoption of SFAS No. 115 did not have a material effect on the Company's financial statements.

 Merchandise Inventories

   Merchandise inventories are principally stated at the lower of average cost or market, determined by the retail inventory method.

 Catalog Costs

   Catalog costs are deferred and amortized over the estimated productive life of the catalog, generally three months. Such deferred costs are considered direct-response advertising in accordance with AICPA Statement of Position No. 93-7, "Reporting on Advertising Costs," and are reflected as long-term assets in the accompanying Balance Sheets.

 Capitalized Software Costs

   Direct costs of developing new software applications are capitalized and are being amortized over five years. Amortization of capitalized software costs totalled $435,000 in fiscal 1995, $902,000 in fiscal 1994, and $1,370,000 in fiscal 1993.

   Capitalized software costs, net of accumulated amortization, are included in other assets, and amounted to $919,000 and $1,197,000 at February 25, 1995 and February 26, 1994 respectively.

 Depreciation and Amortization

   Depreciation is provided on the straight line method for assets placed in service over estimated useful lives of approximately 30 and 8 years for building and building improvements, respectively, and for other property, over estimated useful lives ranging from 3 to 10 years. Leasehold improvements and assets under capital leases are amortized over approximately 15 years.

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

  Income Taxes

   Deferred income taxes arise from differences in the timing of income and expense recognition for financial and income tax reporting purposes.

   Effective February 28, 1993, the Company adopted Statement of Financial Accounting Standards No. 109 -- "Accounting for Income Taxes." The Statement requires the Company to compute deferred income taxes on the difference between the financial statement and tax basis of the assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Financial statements for prior years have not been restated and the cumulative effect of the accounting change was not material.

 Per Share Data

   Net income per common share is computed by dividing the net income for the period by the sum of the weighted average number of outstanding shares and share equivalents (if the addition of such share equivalents has a materially dilutive effect). The Company's common share equivalents consist of stock options issued to key employees and directors. For the year ended February 25, 1995, the number of common share equivalents outstanding resulted in a materially dilutive effect on the net income per share computation. For fiscal 1994 and 1993, however, such common share equivalents did not result in material dilution, and therefore were not reflected in the net income per share calculation on the Statements of Income.

 Reclassifications

   Certain reclassifications have been made in the prior year financial statements to conform with the fiscal 1995 presentation.

2. INCOME TAXES

   The current income tax provision consists of (dollars in thousands):

                          FISCAL YEARS ENDED
                  -----------------------------------------
              FEBRUARY        FEBRUARY 26,    FEBRUARY 27,
              25, 1995           1994            1993
           --------------  --------------  ----------------
Federal  . $5,202          $7,189          $5,274
State ....    600             724             597
           --------------  --------------  --------------
           $5,802          $7,913          $5,871
           --------------  --------------  --------------

   The deferred income tax provision (benefit) consists of (dollars in thousands):

                                                       FISCAL YEARS ENDED
                                        ----------------------------------------------
                                          FEBRUARY 25,    FEBRUARY 26,    FEBRUARY 27,
                                              1995            1994            1993
                                        --------------  --------------  --------------
Charitable contributions .............. $ (668)         $  (364)        $  28
Depreciation ..........................   (169)             (79)          250
Capitalized software development costs     (77)            (255)         (325)
Catalog costs .........................  1,023             (275)         (170)
Other, net ............................   (397)            (217)         (104)
                                        --------------  --------------  --------------
                                        $ (288)         $(1,190)        $(321)
                                        --------------  --------------  --------------

   The exercise of non-qualified stock options and the vesting of restricted stock (see Note 9) result in a tax deduction to the Company equivalent to the taxable compensation recognized by the individuals. For accounting purposes, the tax benefit of these deductions is credited directly to additional paid-in capital. These amounts totalled $171,000, $406,000 and $115,000 for fiscal 1995, 1994 and 1993, respectively.

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

    The Company's effective income tax rate is reconciled to the U.S. federal statutory tax rate as follows:

                                                          FISCAL YEARS ENDED
                                           ----------------------------------------------
                                             FEBRUARY 25,    FEBRUARY 26,    FEBRUARY 27,
                                                 1995            1994            1993
                                           --------------  --------------  --------------
Federal statutory tax rate ............... 35.0%           35.0%           34.0%
State income taxes, net of federal tax
 benefit .................................  2.0             2.0             2.3
Charitable contributions of merchandise  . (3.2)           (2.6)           (1.8)
Reversal of tax provisions of prior years  (2.8)              -               -
Other, net ............................... (2.2)            0.1            (0.5)
                                           --------------  --------------  --------------
                                           28.8%           34.5%           34.0%
                                           --------------  --------------  --------------

   During the fourth quarter of fiscal 1995, the Company favorably settled an outstanding tax matter that resulted in a one-time reduction in income tax expense of $740,000, including the reversal of excess tax reserves.

   The deferred tax assets and deferred tax liabilities recorded on the balance sheets are as follows (dollars in thousands):

                               FEBRUARY 25, 1995        FEBRUARY 26, 1994
                           -----------------------  -----------------------
                                 DEFERRED TAX             DEFERRED TAX
                             ASSETS    LIABILITIES    ASSETS    LIABILITIES
                           --------  -------------  --------  -------------
Current:
 Catalog deferrals ....... $   --    $2,616         $   --    $1,594
 Charitable contributions   1,437    --                780    --
 Inventory capitalization     791    --                728    --
 Accrued expenses ........    557    --                473    --
 Other ...................    268    106               144    --
 Valuation allowance  ....     --    --                 --    --
                           --------  -------------  --------  -------------
  Total current ..........  3,053    2,722           2,125    1,594
                           --------  -------------  --------  -------------
Non-current:
 Depreciation ............     --    1,943              --    2,110
 Amortization ............    148    225               163    276
 Deferred compensation  ..  1,124    --                893    --
                           --------  -------------  --------  -------------
  Total non-current  .....  1,272    2,168           1,056    2,386
                           --------  -------------  --------  -------------
   Total ................. $4,325    $4,890         $3,181    $3,980
                           ========  =============  ========  =============

   As of February 25, 1995, the Company has $3,634,000 of charitable contribution carryforwards for Federal income tax purposes, which expire from fiscal 1996 to 2000.

3. CREDIT FACILITIES

   During fiscal 1995 and 1994, the Company maintained credit facilities with two banks that provided for total borrowings of up to $12,000,000, bearing interest at the prime rate. The Company has an agreement which allows $10,000,000 to be converted by the Company into a five year term loan. The Company incurred quarterly commitment fees of approximately 1/4 % per annum in both fiscal 1995 and 1994, and 3/8 % per annum in fiscal 1993. No amounts were outstanding under the Company's credit facilities as of February 25, 1995 and February 26, 1994.

   The Company had outstanding letters of credit approximating $3,930,000 and $3,048,000 as of February 25, 1995 and February 26, 1994, for the purchase of inventory in the normal course of business.

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

 4. OTHER

   Prepayments and other current assets include prepaid catalog costs of $5,463,000 and $3,717,000 as of February 25, 1995 and February 26, 1994,
respectively (see Note 1).

   Trade accounts payable and accrued expenses consist of (dollars in thousands):

                             FEBRUARY 25,    FEBRUARY 26,
                                 1995            1994
                           --------------  --------------
Trade accounts payable  .. $ 5,006         $ 7,509
Catalog costs ............   2,266           2,612
Bonus and profit sharing     1,575           2,225
Salaries and compensation    1,441           1,182
Other ....................   3,768           4,941
                           --------------  --------------
                           $14,056         $18,469
                           --------------  --------------

5. PROPERTY, PLANT AND EQUIPMENT

   Property, plant and equipment consists of the following (dollars in thousands):

                                                 FEBRUARY 25,    FEBRUARY 26,
                                                     1995            1994
                                               --------------  --------------
Land and buildings ........................... $19,985         $17,124
Machinery and equipment ......................  21,840          18,765
Furniture and fixtures .......................   3,033           2,769
Leasehold improvements .......................   3,575           3,521
Capital leases ...............................   1,262           1,262
                                               --------------  --------------
Total property, plant & equipment, at cost  ..  49,695          43,441
Less, accumulated depreciation & amortization   20,108          16,790
                                               --------------  --------------
Property, plant & equipment, net ............. $29,587         $26,651
                                               --------------  --------------

6. LONG-TERM DEBT

   Long-term debt consists of the following (dollars in thousands):

                                               FEBRUARY 25,    FEBRUARY 26,
                                                   1995            1994
                                             --------------  --------------
Senior Notes due September 1998, payable in
 semi-annual installments of $300,000 with
 interest at 10.09% ........................ $2,400          $3,000
Senior Notes due October 1998, payable in
 semi-annual installments of $335,000 with
 interest at 10.0% .........................  2,680           3,350
Industrial Revenue Bond of the City of New
 Rochelle Industrial Development Agency,
 payable in quarterly installments of
 $1,500 with interest at prime rate
 (February 1995 = 8.5%; February 1994 =
 6.0%) through October 1997 ................     16              23
                                             --------------  --------------
                                             $5,096          $6,373
  Less, current portion ....................  1,276           1,276
                                             --------------  --------------
                                             $3,820          $5,097
                                             --------------  --------------

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

    The Company's debt agreements require that the Company meet certain financial covenants, principally related to working capital and tangible net worth, both as defined in the agreements.

   Long-term debt as of February 25, 1995 matures as follows (dollars in thousands):

 FISCAL YEAR
- - - - -------------
1996 ......... $1,276
1997 .........  1,276
1998 .........  1,276
1999 .........  1,268
               --------
               $5,096
               --------

7. LEASES

   The Company leases its New Rochelle, New York corporate headquarters under a capital lease arrangement with a partnership, Port Chester Properties, the partners of which are directors and stockholders of the Company. The leased asset consists of land and a building with a cost of $1,262,000 and accumulated amortization of $986,000 as of February 25, 1995. The lease expires July 30, 1998 and provides for the payment by the Company of all real estate taxes, insurance, and certain other costs. Effective August 1, 1992, the minimum annual rent of $264,000 increased to the present minimum annual rent of $430,000 based upon the change in the Consumer Price Index from June 1, 1982 to June 1, 1992, pursuant to the lease agreement, and the leasing of additional space.

   The Company has operating lease agreements for certain computer and other equipment used in its operations and for its outlet store locations, with existing lease terms ranging from fiscal 1996 through fiscal 2003, and various renewal options through fiscal 2008. Most of the store leases also provide for payment of common charges such as maintenance and real estate taxes. Five stores require the payment of additional rent based upon a percentage of sales. Minimum rental payments required under these agreements are as follows (dollars in thousands):

 FISCAL YEAR
- - - - -------------
1996 ......... $  938
1997 .........    924
1998 .........    815
1999 .........    745
2000 .........    569
Thereafter  ..    437
               -------
               $4,428
               -------

   Rent expense for fiscal 1995, 1994 and 1993 amounted to $2,363,000, $2,726,000 and $2,190,000, respectively, which included $11,000, $4,000 and
$6,000 in fiscal 1995, 1994 and 1993, respectively, for contingent rentals based upon a percentage of outlet store sales.

8. EMPLOYEE BENEFIT PLANS

   The Company maintains a profit sharing plan for the benefit of all employees who meet certain minimum service requirements. The Company's profit sharing contribution is discretionary, as determined by the Board of Directors. Employees fully vest in their profit sharing account balance after seven years. The authorized profit sharing contributions for fiscal 1995, 1994 and 1993 were $500,000, $500,000 and $400,000, respectively.

   Effective October 1, 1993, the Company amended its profit sharing plan to include an employee contribution and employer matching contribution (401k) feature. Under the 401k feature of the plan, eligible employees may make pre-tax contributions up to 10% of their annual compensation. Employee contributions of up to 6% of compensation are currently matched by the Company at a rate of 50%. The matching contribution is made with Company stock. Employees are 100% vested in their pre-tax

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

contributions at all times, and become fully vested in the employer matching contribution after two years of service. The Company's matching contributions to the plan for fiscal 1995 and 1994 were $355,000 and $124,000 respectively.

   The Company has deferred compensation agreements to provide additional retirement benefits for certain principal stockholders of the Company. The deferred compensation agreements also provide for death benefits to be paid to each party's beneficiary. The Company has purchased life insurance policies to fund, in part, the payment of these benefits. In each of the fiscal years 1995, 1994 and 1993, $600,000 was expensed in connection with these agreements.

9. EMPLOYEE STOCK OWNERSHIP PLANS

   The Company has a Performance Unit, Restricted Stock, Non-Qualified Option and Incentive Stock Option Plan and a total of 2,000,000 shares of common stock have been reserved for issuance thereunder.

   The Company has granted and sold shares of restricted stock to certain executives at a nominal price per share. In connection with the issuance of restricted stock, unearned compensation is recorded and amortized over the respective vesting periods.

   Restricted shares were granted and vest as follows:

                  NUMBER OF
DATE GRANTED       SHARES         DATE VESTED
- - - - --------------  -----------  --------------------
August 1987  .. 60,000       February 1989
                             11,250 in April 1992
March 1989 .... 22,500       11,250 in April 1993
March 1992 ....  5,000       March 1993
March 1993 ....  5,000       February 1994
August 1993  ..  5,000       August 1994
March 1994 ....  2,500       March 1995

   The Company has also granted non-qualified stock options to employees. Such options have been granted at market value, vest within three years from the date of grant and expire within ten years from the date of grant. Non-qualified stock option activity has been as follows:

                                NUMBER OF   OPTION PRICE PER
                                 SHARES          SHARE
                              -----------  ----------------
Balance at February 29, 1992  1,065,000     $6.25 to $15.83
Granted .....................   231,000     $13.75 to $16.38
Canceled ....................    (5,000)    $ 6.25 to $15.83
Exercised ...................   (44,500)    $ 6.25 to $ 8.92
Expired .....................    (1,500)         $ 6.25
                              -----------  ----------------
Balance at February 27, 1993  1,245,000     $ 7.09 to $16.38
Granted .....................   265,500     $12.50 to $13.63
Canceled ....................  (174,500)    $ 8.00 to $15.83
Exercised ...................  (200,500)    $ 7.09 to $14.25
Expired .....................         0
                              -----------
Balance at February 26, 1994  1,135,500     $ 8.00 to $16.38
                              -----------  ----------------
Granted .....................   278,000     $18.13 to $18.50
Canceled ....................   (15,000)         $18.50
Exercised ...................  (145,000)    $ 8.00 to $15.83
Expired .....................         0
                              -----------
Balance at February 25, 1995  1,253,500     $ 8.00 to $18.50
                              -----------  ----------------

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

    As of February 25, 1995, non-qualified options totalling 737,500 shares are exercisable at dates ranging from March 1995 to July 1997. As of February 25, 1995 and February 26, 1994, 240,000 and 505,500 shares, respectively, were available for grant under the Performance Unit, Restricted Stock, Non-Qualified Option and Incentive Stock Option Plan.

   During fiscal 1995, non-qualified stock options totalling 78,000 shares were exercised by three plan participants, with an aggregate exercise price of $1,147,800. As consideration for the exercise price and for income taxes required to be withheld, the Company received cash totalling $376,947 and an aggregate of 47,118 shares of Lillian Vernon Common Stock, which are reported as Treasury Stock on the Balance Sheet. In fiscal 1994, the Company received 89,424 shares of Treasury Stock as consideration for stock option exercises aggregating 130,000 shares. The number of Treasury Stock shares accepted as consideration for stock option exercises was determined by the market price of the Company's common stock on the exercise dates. These transactions, for purposes of the Statements of Cash Flows, are deemed to be noncash financing activities and, as such, have not been reflected on the Statements.

   In July 1993, the stockholders of the Company approved the Lillian Vernon Corporation Stock Option Plan for Non-Employee Directors and reserved 100,000 shares of common stock for issuance thereunder. These options are non-qualified stock options, are granted at market value, vest one year from the date of grant and expire within ten years from the date of grant. The Company has granted options totalling 25,000 shares to its eligible non-employee directors. In fiscal 1995, 2,500 option shares were exercised and 2,500 option shares were canceled. As of February 25, 1995, 77,500 shares are available for grant under this plan.

   The Company also has an Employee Stock Purchase Plan. 150,000 shares of common stock were reserved for issuance, of which 112,719 shares have been issued.

10. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   (Dollars in thousands, except per share amounts)

                                                      FISCAL QUARTERS ENDED
                                    -------------------------------------------------------
                                      MAY 28,    AUGUST 27,    NOVEMBER 26,    FEBRUARY 25,
FISCAL 1995                            1994         1994           1994            1995
- - - - ----------------------------------  ---------  ------------  --------------  --------------
Revenues .......................... $26,002    $33,659       $91,923         $70,627
Income (loss) before income taxes    (1,522)     1,191        14,439           5,026
Net income (loss) .................    (989)       774         9,667           4,168
Net income (loss) per common share     (.10)       .08           .98             .42
Market price of shares outstanding
 -- market high ...................      22 5/8      20 1/4       20 1/4          18 1/8
 -- market low ....................      17         17 1/4        15 5/8          14 1/2

                                                      FISCAL QUARTERS ENDED
                                    -------------------------------------------------------
                                      MAY 29,    AUGUST 28,    NOVEMBER 27,    FEBRUARY 26,
FISCAL 1994                            1993         1993           1993            1994
- - - - ----------------------------------  ---------  ------------  --------------  --------------
Revenues .......................... $20,837    $29,695       $83,205         $62,594
Income (loss) before income taxes    (2,198)       836        13,894           6,963
Net income (loss) .................  (1,329)       543         9,032           4,526
Net income (loss) per common share     (.14)       .06           .95             .48
Market price of shares outstanding
 -- market high ...................      14         14 1/4        18 1/2          18 7/8
 -- market low ....................      11 1/2      11 7/8       13 7/8          16 1/8

                 LILLIAN VERNON CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--CONTINUED

 11. SUBSEQUENT EVENT

   On March 10, 1995, the Company announced that it is exploring strategic alternatives, including a possible business combination or sale of the Company. The Company emphasized that there can be no assurances that a transaction will result, and that its retention of financial and legal advisors was part of the Company's continuing efforts to ensure that it considered all possibilities that could be in the best interests of the Company and its stockholders.

                                                                       ANNEX A

                         AGREEMENT AND PLAN OF MERGER
                                   BETWEEN
                          VB INVESTMENT CORPORATION
                                     AND
                          LILLIAN VERNON CORPORATION
                          DATED AS OF JUNE 13, 1995

                              TABLE OF CONTENTS

                                                                                       PAGE
                                                                                  --------
        ARTICLE I THE MERGER ....................................................
     Section 1.01 The Merger ....................................................         1
     Section 1.02 Effective Time; Closing .......................................         1
     Section 1.03 Effect of the Merger ..........................................         1
     Section 1.04 Certificate of Incorporation; By-laws .........................         1
     Section 1.05 Directors and Officers ........................................         2
     Section 1.06 Conversion of Securities ......................................         2
     Section 1.07 Employee Stock Options and Other Equity Awards ................         2
     Section 1.08 Dissenting Shares .............................................         2
     Section 1.09 Surrender of Shares; Stock Transfer Books .....................         3
       ARTICLE II REPRESENTATIONS AND WARRANTIES OF THE COMPANY .................
     Section 2.01 Organization and Qualification; Subsidiaries ..................         4
     Section 2.02 Certificate of Incorporation and By-laws ......................         4
     Section 2.03 Capitalization ................................................         4
     Section 2.04 Authority Relative to This Agreement ..........................         5
     Section 2.05 No Conflict; Required Filings and Consents ....................         5
     Section 2.06 Compliance ....................................................         5
     Section 2.07 SEC Filings; Financial Statements .............................         6
     Section 2.08 Absence of Certain Changes or Events ..........................         6
     Section 2.09 Employee Benefits .............................................         7
     Section 2.10 Absence of Litigation .........................................         8
     Section 2.11 Proxy Statement ...............................................         8
     Section 2.12 Vote Required .................................................         8
     Section 2.13 Brokers .......................................................         8
     Section 2.14 Intellectual Property Rights ..................................         9
     Section 2.15 Real Property .................................................         9
     Section 2.16 Environmental Matters .........................................         9
     Section 2.17 Taxes .........................................................        10
     Section 2.18 Related Party Agreements ......................................        12
     Section 2.19 Labor Matters .................................................        12
     Section 2.20 Contracts .....................................................        12
      ARTICLE III REPRESENTATIONS AND WARRANTIES OF INVESTOR ....................
     Section 3.01 Corporate Organization ........................................        13
     Section 3.02 Authority Relative to This Agreement ..........................        13
     Section 3.03 No Conflict; Required Filings and Consents ....................        13
     Section 3.04 Financing .....................................................        13
     Section 3.05 Proxy Statement ...............................................        14
     Section 3.06 Brokers .......................................................        14
       ARTICLE IV CONDUCT OF BUSINESS PENDING THE MERGER ........................
     Section 4.01 Conduct of Business by the Company Pending the Merger  ........        14
        ARTICLE V ADDITIONAL AGREEMENTS .........................................
     Section 5.01 Stockholders' Meeting .........................................        15
     Section 5.02 Proxy Statement ...............................................        16
     Section 5.03 Financing .....................................................        16
     Section 5.04 Access to Information; Confidentiality ........................        16
     Section 5.05 Employee Benefits Matters .....................................        16

                                i





                                                                                       PAGE
                                                                                  --------
     Section 5.06 Directors' and Officers' Indemnification and Insurance  .......        16
     Section 5.07 No Solicitation of Transactions ...............................        18
     Section 5.08 Notification of Certain Matters ...............................        18
     Section 5.09 Further Action ................................................        18
     Section 5.10 Public Announcements ..........................................        19
     Section 5.11 Environmental Assessment ......................................        19
     Section 5.12 Termination Fees and Expenses .................................        19
     Section 5.13 Management Shares .............................................        20
     Section 5.14 Employee Options ..............................................        20
       ARTICLE VI CONDITIONS TO THE MERGER ......................................
     Section 6.01 Conditions to Each Party's Obligations ........................        20
     Section 6.02 Conditions to Obligations of Investor .........................        20
     Section 6.03 Conditions to Obligations of the Company ......................        21
      ARTICLE VII TERMINATION ...................................................
     Section 7.01 Termination ...................................................        21
     Section 7.02 Effect of Termination .........................................        22
     ARTICLE VIII GENERAL PROVISIONS ............................................
     Section 8.01 Non-Survival of Representations, Warranties and Agreements  ...        22
     Section 8.02 Expenses ......................................................        22
     Section 8.03 Amendment .....................................................        22
     Section 8.04 Waiver ........................................................        22
     Section 8.05 Notices .......................................................        22
     Section 8.06 Certain Definitions ...........................................        23
     Section 8.07 Severability ..................................................        23
     Section 8.08 Entire Agreement; Assignment ..................................        24
     Section 8.09 Parties in Interest ...........................................        24
     Section 8.10 Specific Performance ..........................................        24
     Section 8.11 Governing Law .................................................        24
     Section 8.12 Headings ......................................................        24
     Section 8.13 Counterparts ..................................................        24

                          GLOSSARY OF DEFINED TERMS

                                          LOCATION OF
DEFINED TERM                              DEFINITION
- - - - -----------------------------------  -------------------
Acquisition Proposal ............... Section 5.07
affiliate .......................... Section 8.06(a)
Agreement .......................... Preamble
Benefit Plans ...................... Section 2.09(a)
Blue Sky Laws ...................... Section 2.05(b)
Board .............................. Recitals
business day ....................... Section 8.05(b)
CERCLA ............................. Section 2.16(b)
Certificate of Merger .............. Section 1.02
Certificates ....................... Section 1.09(b)
Claim .............................. Section 5.09(c)
Closing ............................ Section 1.02
Closing Date ....................... Section 1.02
Code ............................... Section 2.09(d)
Commitment Letter .................. Recitals
Company ............................ Preamble
Company Common Stock ............... Section 1.06(a)
Company Preferred Stock ............ Section 2.03
Confidentiality Agreement .......... Section 5.04(b)
control ............................ Section 8.06(c)
Costs and Expenses ................. Section 5.12(b)
Debt Financing ..................... Section 3.04
Delaware Law ....................... Recitals
Directors Plan ..................... Section 1.07
Disclosure Schedule ................ Section 2.05
Dissenting Shares .................. Section 1.08(a)
Effective Time ..................... Section 1.02
Environmental Laws ................. Section 2.16(f)
Environmental Permits .............. Section 2.16(a)
ERISA .............................. Section 2.09
Exchange Act ....................... Section 2.07(a)
Financing .......................... Section 3.04
FS & Co. ........................... Section 5.12
Government Antitrust Authority  .... Section 5.08(b)
Group .............................. Section 7.01(f)
HSR Act ............................ Section 2.05(b)
Hazardous Materials ................ Section 2.16
Indemnified Parties ................ Section 5.06(b)
Intellectual Property .............. Section 2.14
Investor ........................... Preamble
Investor Equity Contribution  ...... Section 3.04
Leased Property .................... Section 2.15(b)
Leases ............................. Section 2.15(b)
Material Adverse Effect ............ Section 2.01
Maximum Amount ..................... Section 5.06(c)
Merger ............................. Recitals
Merger Consideration ............... Section 1.06(a)

                                iii




                                          LOCATION OF
DEFINED TERM                              DEFINITION
- - - - -----------------------------------  -------------------
Named Executives ................... Section 2.09(e)
1987 Plan .......................... Section 1.07
Options ............................ Section 1.07
Option Plans ....................... Section 1.07
Owned Real Property ................ Section 2.15(a)
Paying Agent ....................... Section 1.09(a)
Permitted Real Property Liens  ..... Section 2.15(a)
person ............................. Section 8.06(d)
Proxy Statement .................... Section 2.11
Real Properties .................... Section 2.15(b)
Returns ............................ Section 2.17(a)
Schedule 13E-3 ..................... Section 2.11
SEC ................................ Section 2.07(a)
SEC Reports ........................ Section 2.07(a)
Securities Act ..................... Section 2.07(a)
Shares ............................. Section 1.06(a)
Sites .............................. Section 2.16(a)
Stockholders' Meeting .............. Section 5.01(a)
Subsidiaries or Subsidiary ......... Section 8.06(e)
Surviving Corporation .............. Section 1.01
Taxes .............................. Section 2.17(a)

    AGREEMENT AND PLAN OF MERGER, dated as of June 13, 1995 (this
"Agreement"), between VB INVESTMENT CORPORATION, a Delaware corporation ("Investor"), and LILLIAN VERNON CORPORATION, a Delaware corporation (the "Company").

   WHEREAS, the Boards of Directors of Investor and the Company have each approved the merger (the "Merger") of Investor with and into the Company in accordance with the General Corporation Law of the State of Delaware ("Delaware Law") upon the terms and subject to the conditions set forth herein;

   WHEREAS, the Boards of Directors of Investor and the Company have approved the obtaining of financing by the Company pursuant to the terms of the letter from Merrill Lynch Capital Corporation to Investor, dated June 13, 1995 (the "Commitment Letter"); and

   WHEREAS, the Board of Directors of the Company (the "Board") has determined that the Merger is fair to, and in the best interests of, the stockholders of the Company and has resolved and agreed to adopt this Agreement and the transactions contemplated hereby and to recommend approval of the Merger and approval and adoption of this Agreement by such stockholders;

   NOW, THEREFORE, in consideration of the foregoing and the mutual covenants and agreements herein contained, and intending to be legally bound hereby, Investor and the Company hereby agree as follows:

                                  ARTICLE I
                                  THE MERGER

   Section 1.01. The Merger. Upon the terms and subject to the conditions set forth in Article VI, and in accordance with Delaware Law, at the Effective Time (as hereinafter defined) Investor shall be merged with and into the Company. As a result of the Merger, the separate corporate existence of Investor shall cease and the Company shall continue as the surviving corporation of the Merger (the "Surviving Corporation").

   Section 1.02. Effective Time; Closing. As promptly as practicable, but in any event no more than five business days, after the satisfaction or waiver of the conditions set forth in Article VI, the parties hereto shall cause the Merger to be consummated by filing this Agreement or a certificate of merger or a certificate of ownership and merger (the "Certificate of Merger") with the Secretary of State of the State of Delaware, in such form as required by, and executed in accordance with the relevant provisions of, Delaware Law (the date and time of the filing of the Certificate of Merger with the Secretary of State of the State of Delaware being the "Effective Time"). Immediately prior to the filing referred to in this Section 1.02, a closing shall be held at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, New York, or such other place as the parties shall agree, for the purpose of confirming all of the foregoing (the "Closing"; the date of the Closing being the "Closing Date").

   Section 1.03. Effect of the Merger. At the Effective Time, the effect of the Merger shall be as provided in the applicable provisions of Delaware Law. Without limiting the generality of the foregoing, and subject thereto, at the Effective Time all the property, rights, privileges, powers and franchises of the Company and Investor shall vest in the Surviving Corporation, and all debts, liabilities, obligations, restrictions, disabilities and duties of the Company and Investor shall become the debts, liabilities, obligations, restrictions, disabilities and duties of the Surviving Corporation.

   Section 1.04. Certificate of Incorporation; By-laws.

   (a) Unless otherwise determined by Investor prior to the Effective Time, at the Effective Time the Certificate of Incorporation of the Company, as in effect immediately prior to the Effective Time, shall be the Certificate of Incorporation of the Surviving Corporation until thereafter amended as provided by law and such Certificate of Incorporation.

   (b) Unless otherwise determined by Investor prior to the Effective Time, the By-laws of the Company, as in effect immediately prior to the Effective Time, shall be the By-laws of the Surviving Corporation until thereafter amended as provided by law, the Certificate of Incorporation of the Surviving Corporation and such By-laws.

    Section 1.05. Directors and Officers. The directors of Investor immediately prior to the Effective Time, together with the Chairman of the Company, shall be the initial directors of the Surviving Corporation, each to hold office in accordance with the Certificate of Incorporation and By-laws of the Surviving Corporation, and the officers of the Company immediately prior to the Effective Time shall be the initial officers of the Surviving Corporation, in each case until their respective successors are duly elected or appointed and qualified.

   Section 1.06. Conversion of Securities. At the Effective Time, by virtue of the Merger and without any action on the part of Investor, the Company or the holders of any of the following securities:

       (a) each share of Common Stock, par value $.01 per share, of the Company ("Common Stock") (shares of Common Stock being hereinafter collectively referred to as "Shares" and individually as a "Share") issued and outstanding immediately prior to the Effective Time (other than any Shares to be cancelled pursuant to Section 1.06(b), each Share to remain outstanding under Section 1.06(c) and any Dissenting Shares (as defined in Section 1.08(a)) shall be cancelled and shall be converted automatically into the right to receive an amount equal to $19.00 in cash (the "Merger Consideration") payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Share in the manner provided in Section 1.09;

       (b) each Share held in the treasury of the Company and each Share owned by Investor or the Company immediately prior to the Effective Time shall be cancelled without any conversion thereof and no payment or distribution shall be made with respect thereto;

       (c) 657,895 Shares and 394,737 Shares registered in the names of Lillian Vernon and David Hochberg, respectively, shall not be cancelled as provided above but shall remain outstanding; and

       (d) a number of shares of common stock, par value $.01 per share, of Investor equal to the quotient of (i) the Investor Equity Contribution and
    (ii) $19.00 shall be converted into and exchanged for the same number of validly issued, fully paid and nonassessable shares of Common Stock, par value $.01 per share, of the Surviving Corporation.

   Section 1.07. Employee Stock Options and Other Equity Awards. Except as may otherwise be agreed by Investor and any holder of any outstanding employee or director options to purchase Company Common Stock, including any related tandem stock appreciation right ("Options"), granted under the Company's 1987 Performance Unit, Restricted Stock, Nonqualified Option and Incentive Stock Option Plan (the "1987 Plan") and 1993 Stock Option Plan for Non-Employee Directors (the "Directors Plan" and, together with the 1987 Plan, the "Option Plans"), each of such holder's Options under the Directors Plan, whether or not vested, shall be cancelled without further action required on the part of the holder of such Option, and each of such holder's Options under the 1987 Plan, upon the consent of such holder, whether or not vested, shall be cancelled, for the right to receive at the Effective Time an amount in cash equal to the product of (i) the excess of the Merger Consideration over the exercise price per share of such Option, and (ii) the number of shares of Common Stock subject to such Option.

   Section 1.08. Dissenting Shares. (a) Notwithstanding any provision of this Agreement to the contrary, Shares that are outstanding immediately prior to the Effective Time and which are held by stockholders who shall have not voted in favor of the Merger or consented thereto in writing and who shall have demanded properly in writing appraisal for such Shares in accordance with Section 262 of Delaware Law (collectively, the "Dissenting Shares") shall not be converted into or represent the right to receive the Merger Consideration. Such stockholders shall be entitled to receive payment of the appraised value of such Shares held by them in accordance with the provisions of such Section 262, except that all Dissenting Shares held by stockholders who shall have failed to perfect or who effectively shall have withdrawn or lost their right to appraisal of such Shares under such Section 262 shall thereupon be deemed to have been converted into and to have become exchangeable for, as of the Effective Time, the right to receive the Merger Consideration, without any interest thereon, upon surrender, in the manner provided in Section 1.09, of the certificate or certificates that formerly evidenced such Shares.

   (b) The Company shall give Investor (i) prompt notice of any demands for appraisal received by the Company, withdrawals of such demands, and any other instruments served pursuant to Delaware Law and received by the Company and (ii) the opportunity to direct all negotiations and proceedings with respect to demands for appraisal under Delaware Law. The Company shall not, except with the prior written consent of Investor, make any payment with respect to any demands for appraisal or offer to settle or settle any such demands.

   Section 1.09. Surrender of Shares; Stock Transfer Books. (a) Prior to the Effective Time, Investor shall designate a bank or trust company to act as agent for the holders of Shares in connection with the Merger (the "Paying Agent") to receive the funds to which holders of Shares shall become entitled pursuant to Section 1.06(a). At the Effective Time, Investor will make available to the Paying Agent sufficient funds, together with funds to be provided by the Company pursuant to the Commitment Letter, to pay the Merger Consideration in respect of all Shares (other than any Shares to be cancelled pursuant to Section 1.06(b), each Share to remain outstanding under Section 1.06(c) and any Dissenting Shares). Such funds shall be invested by the Paying Agent as directed by the Surviving Corporation, provided that such investments shall be in obligations of or guaranteed by the United States of America or of any agency thereof and backed by the full faith and credit of the United States of America, in commercial paper obligations rated A-1 or P-1 or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively, or in deposit accounts, certificates of deposit or banker's acceptances of, repurchase or reverse repurchase agreements with, or Eurodollar time deposits purchased from, commercial banks with capital, surplus and undivided profits aggregating in excess of $500 million (based on the most recent financial statements of such bank which are then publicly available at the SEC or otherwise).

   (b) Promptly after the Effective Time, the Surviving Corporation shall cause to be mailed to each record holder, as of the Effective Time, of an outstanding certificate or certificates which immediately prior to the Effective Time represented Shares (the "Certificates"), a form of letter of transmittal (which shall specify that delivery shall be effected, and risk of loss and title to the Certificates shall pass, only upon proper delivery of the Certificates to the Paying Agent) and instructions for use in effecting the surrender of the Certificates for payment of the Merger Consideration therefor. Upon surrender to the Paying Agent of a Certificate, together with such letter of transmittal, duly completed and validly executed in accordance with the instructions thereto, and such other documents as may be required pursuant to such instructions, the holder of such Certificate shall be entitled to receive in exchange therefor the Merger Consideration for each Share formerly evidenced by such Certificate, and such Certificate shall then be cancelled. No interest shall accrue or be paid on the Merger Consideration payable upon the surrender of any Certificate for the benefit of the holder of such Certificate. If payment of the Merger Consideration is to be made to a person other than the person in whose name the surrendered Certificate is registered on the stock transfer books of the Company, it shall be a condition of payment that the Certificate so surrendered shall be endorsed properly or otherwise be in proper form for transfer and that the person requesting such payment shall have paid all transfer and other taxes required by reason of the payment of the Merger Consideration to a person other than the registered holder of the Certificate surrendered or shall have established to the satisfaction of the Surviving Corporation that such taxes either have been paid or are not applicable. The right to receive the Merger Consideration shall be subject to and reduced by the amount of any required tax withholding obligation.

   (c) At any time following the sixth month after the Effective Time, the Surviving Corporation shall be entitled to require the Paying Agent to deliver to it any funds which had been made available to the Paying Agent and not disbursed to holders of Shares (including, without limitation, all interest and other income received by the Paying Agent in respect of all funds made available to it), and thereafter such holders shall be entitled to look to the Surviving Corporation (subject to abandoned property, escheat and other similar laws) only as general creditors thereof with respect to any Merger Consideration payable upon due surrender of the Certificates held by them. Notwithstanding the foregoing, neither the Surviving Corporation nor the Paying Agent shall be liable to any holder of a Share for any Merger Consideration delivered in respect of such Share to a public official pursuant to any abandoned property, escheat or other similar law.

   (d) At the close of business on the day of the Effective Time, the stock transfer books of the Company shall be closed and thereafter there shall be no further registration of transfers of Shares on the

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

records of the Company (other than with respect to Shares to be outstanding after the Effective Time under Section 1.06(c) or 1.06(d)). From and after the Effective Time, the holders of Shares (other than with respect to Shares to remain outstanding under Section 1.06(c) or 1.06(d)) outstanding immediately prior to the Effective Time shall cease to have any rights with respect to such Shares except as otherwise provided herein or by applicable law.

                                  ARTICLE II
                REPRESENTATIONS AND WARRANTIES OF THE COMPANY

   The Company hereby represents and warrants to Investor that:

   Section 2.01. Organization and Qualification; Subsidiaries. Each of the Company and each Subsidiary of the Company is a corporation duly organized, validly existing and in good standing under the laws of the jurisdiction of its incorporation and has the requisite power and authority to own, lease and operate its properties and to carry on its business as it is now being conducted. Each of the Company and its Subsidiaries has all necessary licenses, permits, authorizations and governmental approvals to own, lease and operate its properties and to carry on its business as it is now being conducted, except where the failure to have such licenses, permits and governmental approvals would not, individually or in the aggregate, have a Material Adverse Effect (as defined below). The Company and each Subsidiary is duly qualified or licensed as a foreign corporation to do business, and is in good standing, in each jurisdiction where the character of the properties owned, leased or operated by it or the nature of its business makes such qualification or licensing necessary, except for such failures to be so qualified or licensed and in good standing that would not, individually or in the aggregate, have a Material Adverse Effect. When used in connection with the Company or any Subsidiary, the term "Material Adverse Effect" means any change in or effect on the Company and its Subsidiaries that is materially adverse to the financial condition, operations, business, results of operations or assets of the Company and its Subsidiaries taken as a whole. All of the Company's Subsidiaries are set forth on Schedule 2.01. Each Subsidiary is wholly owned by the Company.

   Section 2.02. Certificate of Incorporation and By-laws. The Company has heretofore furnished to Investor a complete and correct copy of the Certificate of Incorporation and the By-laws of the Company and each of the Subsidiaries, in each case, as amended through the date hereof. Such Certificates of Incorporation and By-laws are in full force and effect. None of the Company and its Subsidiaries is in violation of any of the provisions of its Certificate of Incorporation or By-laws.

   Section 2.03. Capitalization. The authorized capital stock of the Company consists of 20,000,000 Shares and 2,000,000 shares of Preferred Stock, par value $.01 per share ("Company Preferred Stock"). As of the date hereof, (i) 9,931,187 Shares are issued and outstanding, all of which are duly authorized, validly issued, fully paid and nonassessable, of which 224,349 Shares are held in the treasury of the Company, and (ii) 1,023,500 Shares are reserved for future issuance pursuant to stock options granted pursuant to the Company's Option Plans. As of the date hereof, no shares of Company Preferred Stock are issued and outstanding. Except as set forth on Schedule 2.03, there are no options, warrants or rights of conversion, preemptive rights, or other rights, agreements, arrangements or commitments of any character relating to the issued or unissued capital stock of the Company or any Subsidiary or obligating the Company or any Subsidiary to issue or sell any shares of capital stock of, or other equity interests in, the Company or any Subsidiary. All Shares subject to issuance as aforesaid, upon issuance on the terms and conditions specified in the instruments pursuant to which they are issuable, will be duly authorized, validly issued, fully paid and nonassessable. There are no outstanding contractual obligations of the Company or any Subsidiary to repurchase, redeem or otherwise acquire any Shares or any capital stock of any Subsidiary or to provide funds to, or make any investment (in the form of a loan, capital contribution or otherwise) in, any Subsidiary or any other person. Each outstanding share of capital stock of each Subsidiary is duly authorized, validly issued, fully paid and nonassessable and each such share owned by the Company or another Subsidiary is free and clear of all security interests, liens, claims, pledges, options, rights of first refusal, agreements and limitations on the Company's or such other Subsidiary's voting rights, charges and other encumbrances of any nature whatsoever.

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    Section 2.04. Authority Relative to This Agreement. (a) The Company has
all necessary corporate power and authority to execute and deliver this Agreement, to perform its obligations hereunder and to consummate the Merger. The execution, delivery and performance of this Agreement by the Company and the consummation by the Company of the Merger have been duly and validly authorized by all necessary corporate action and no other corporate proceedings on the part of the Company are necessary to authorize this Agreement or to consummate the Merger (other than, with respect to the Merger, the approval and adoption of this Agreement by the holders of a majority of the then outstanding Shares and the filing and recordation of appropriate merger documents as required by Delaware Law). This Agreement has been duly and validly executed and delivered by the Company and, assuming the due authorization, execution and delivery by Investor, constitutes the legal, valid and binding obligation of the Company enforceable against the Company in accordance with its terms.

   (b) The Company hereby represents that (i) the Board, at a meeting duly called and held on June 13, 1995, at which three members of the Board did not vote, (A) determined that this Agreement and the transactions contemplated hereby, including the Merger, are fair to and in the best interests of the stockholders of the Company, (B) approved and adopted this Agreement and the Merger and (C) recommended that the stockholders of the Company approve and adopt this Agreement and the Merger (provided that such recommendation may only be withdrawn if the Board determines in good faith after consultation with independent counsel that such action is required for the Board to comply with its fiduciary duties to stockholders imposed by Delaware Law), and (ii) Goldman, Sachs & Co. has delivered to the Board an oral opinion that the consideration to be received by the holders of Shares pursuant to the Merger is fair to the holders of Shares from a financial point of view.

   Section 2.05. No Conflict; Required Filings and Consents. (a) The execution and delivery of this Agreement by the Company do not, and the performance of this Agreement by the Company will not, (i) conflict with or violate the Certificate of Incorporation or By-laws or equivalent organizational documents of the Company or any Subsidiary, (ii) assuming that all consents, approvals, authorizations and other actions described in subsection (b) have been obtained and all filings and obligations described in subsection (b) have been made, conflict with or violate any law, rule, regulation, order, judgment or decree applicable to the Company or any Subsidiary or by which any property or asset of the Company or any Subsidiary is bound or affected, or (iii) except as disclosed in Section 2.05 of the Disclosure Schedule, require any consent under, result in any breach of or constitute a default (or an event which with notice or lapse of time or both would become a default) under, or give to others any right of termination, amendment, acceleration or cancellation of, or result in the creation of a lien or other encumbrance on any property or asset of the Company or any Subsidiary pursuant to, any note, bond, mortgage, indenture, contract, agreement, lease, license, permit, franchise or other instrument or obligation except, with respect to clauses (ii) and (iii), for any such conflicts, violations, breaches, defaults, or other occurrences which would not, individually or in the aggregate, have a Material Adverse Effect.

   (b) The execution and delivery of this Agreement by the Company do not, and the performance of this Agreement by the Company will not, require any consent, approval, authorization or permit of, or filing with or notification to, any third party or governmental or regulatory authority, domestic or foreign, except (i) for applicable requirements, if any, of the Exchange Act, state securities or "blue sky" laws ("Blue Sky Laws") and state takeover laws, the pre-merger notification requirements of the Hart-Scott- Rodino Antitrust Improvements Act of 1976, as amended, and the rules and regulations thereunder (the "HSR Act"), or (ii) where failure to obtain such consents, approvals, authorizations or permits, or to make such filings or notifications, would not prevent or delay consummation of the Merger, or otherwise prevent the Company from performing its obligations under this Agreement, and would not, individually or in the aggregate, have a Material Adverse Effect.

   Section 2.06. Compliance. Neither the Company nor any Subsidiary is in conflict with, or in default or violation of, (i) any law, rule, regulation, order, judgment or decree applicable to the Company or any Subsidiary or by which any property or asset of the Company or any Subsidiary is bound or affected, or (ii) any note, bond, mortgage, indenture, contract, agreement, lease, license, permit, franchise or other instrument or obligation to which the Company or any Subsidiary is a party or by which the Company or any Subsidiary or any property or asset of the Company or any Subsidiary is bound or affected, except for any such conflicts, defaults or violations that would not, individually or in the aggregate, have a Material Adverse Effect.

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

    Section 2.07. SEC Filings; Financial Statements. (a) The Company has filed all forms, reports and documents required to be filed by it with the Securities and Exchange Commission (the "SEC") since February 23, 1992 (collectively, the "SEC Reports"). The SEC Reports (i) were prepared in accordance and complied with the requirements of the Securities Act of 1933, as amended (the "Securities Act"), or the Securities Exchange Act of 1934 (the "Exchange Act"), as the case may be, (ii) did not at the time they were filed contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading, and (iii) were filed in a timely manner. No Subsidiary was or is required to file any form, report or other document with the SEC.

   (b) Each of the Company's consolidated financial statements (including, in each case, the Company's consolidated balance sheets and statements of income, stockholders' equity and cash flows and any notes and schedules thereto) contained in the SEC Reports (i) was prepared in accordance with United States generally accepted accounting principles applied on a consistent basis throughout the periods indicated (except as may be indicated in the notes thereto) and each fairly presented the consolidated financial position of the Company and the consolidated Subsidiaries as at the respective dates thereof and for the respective periods indicated therein except as otherwise noted therein (subject, in the case of unaudited statements, to normal and recurring year-end adjustments which were not and are not expected, individually or in the aggregate, to have a Material Adverse Effect), and (ii) was based on and prepared in accordance with the books and records of the Company and its Subsidiaries, which books and records were accurately maintained in all material respects.

   Section 2.08. Absence of Certain Changes or Events. Since February 25, 1995, except as contemplated by this Agreement, disclosed in any SEC Report filed since February 25, 1995 to the date of this Agreement, or as described on Schedule 2.08, the Company and its Subsidiaries have conducted their businesses only in the ordinary course and in a manner consistent with past practice and, since such date, there has not been (i) any Material Adverse Effect, without regard, however, to changes generally applicable to the industries in which the Company and its Subsidiaries are involved or general economic conditions, (ii) any change in accounting methods, principles, practices, policies or procedures affecting any of the Company's consolidated assets, liabilities, results of operations or business or any increase or change in any assumptions underlying, or methods of calculating, any bad debt, contingency or other reserves, except for changes required by United States generally accepted accounting principles, (iii) any declaration, setting aside or payment of any dividend or distribution, whether in cash, stock, property or otherwise, with respect to any of its capital stock, or any redemption, purchase or other acquisition of any of its securities other than regular quarterly dividends on the Shares of $.07 per Share, (iv) except as set forth on Schedule 2.08, any increase in or establishment of any bonus, insurance, severance, deferred compensation, pension, retirement, profit sharing, stock option (including, without limitation, the granting of stock options, stock appreciation rights, performance awards, or restricted stock awards), stock purchase or other employee benefit plan, or any other increase in the compensation payable or to become payable to any directors, officers or employees of the Company or any Subsidiary, except in the ordinary course of business consistent with past practice or any grant of severance or termination pay to, or entering into any employment, consulting or severance agreement with any present or former director, officer or other employee of the Company or any of its Subsidiaries, (v) any amendment to the Company's or any Subsidiaries' Certificate of Incorporation or By-laws, (vi) any reclassification, combination, split, subdivision or redemption, purchase or other acquisition, directly or indirectly, by the Company or any Subsidiary of any of the Company's or any of its Subsidiaries' capital stock (other than in connection with the Option Plans), (vii) any acquisition (whether by merger, consolidation, acquisition of stock or assets or otherwise) of any corporation, partnership or other business organization or division thereof,
(viii) any agreement or transaction or any amendment, modification, cancellation or termination thereof involving the Company or any of its Subsidiaries that (A) involved consideration in excess of $500,000 (other than inventory acquisitions and dispositions, paper purchase contracts or contracts for the printing of catalogs in the ordinary course of business consistent with prior practice, in each case for a term of less than 180 days); or (B) involved the sale or acquisition or lease of any material assets, (ix) any cancellation of indebtedness or obligation owed to the Company or any of its Subsidiaries, or settlement or compromise of any claims thereof, in an aggregate amount, or having an aggregate value, greater than $500,000, or

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

waiver of any rights of similar value to the Company or any of its Subsidiaries relating to any of their respective business activities or properties, (x) any capital expenditure in excess of $250,000, except in accordance with the Company's capital expenditure budget for the fiscal year ending February 23, 1996, a copy of which is attached as Schedule 4.01, (xi) any material revaluation of any assets, including, without limitation, any write-offs of material notes, material increases in any reserves or any material write-up of the value of inventory, property, plant, equipment or any other asset, (xii) any damage, destruction or loss (whether or not covered by insurance) affecting any office or warehouse involved in the Company's business or any other asset of the Company and resulting in a loss in excess of $500,000, or (xiii) any plan, commitment to, or any agreement to do, or take any action in preparation for, any of the foregoing.

   Section 2.09. Employee Benefits. For purposes of this Section 2.09, the term "Company" shall include its Subsidiaries. No breach of the following provisions of this Section 2.09 shall be considered to exist (i) if it is set forth in Schedule 2.09, or (ii) unless it, when considered together with all other breaches of this Section 2.09, shall have a Material Adverse Effect.

       (a) Schedule 2.09 sets forth a true and complete list of:

          (i) All employee benefit plans, as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 ("ERISA"); and

          (ii) All other profit-sharing, deferred compensation, bonus, stock option, stock purchase, stock bonus, vacation pay, holiday pay, severance, dependent care assistance, excess benefit, incentive, salary continuation, and other compensation arrangements (including employment and consulting agreements) maintained or contributed to by the Company for the benefit of its employees (or former employees) and/or their beneficiaries. Both of these types of plans shall be collectively referred to as "Benefit Plans." An arrangement will not fail to be a "Benefit Plan" simply because it only covers one individual.

       (b) The Company has delivered to Investor a true and complete copy of:

          (i) Each Benefit Plan and any related funding agreements, as well as all amendments thereto;

          (ii) The current draft of the Summary Plan Description of each Benefit Plan (if applicable);

          (iii) The most recent Internal Revenue Service determination letter (if applicable) for each Benefit Plan, which determination letter reflects all amendments that have been made to the plan; and

          (iv) The actuarial report and/or financial statement for the most recently completed plan year of the Benefit Plan for which the Company has had an actuarial report and/or a financial statement prepared.

       (c) With respect to each Benefit Plan that is subject to Title IV of ERISA, the value, determined on a termination basis using the actuarial assumptions stated in the plan, of all accrued and ancillary benefits (whether or not vested) under each such plan did not exceed, as of the most recent valuation date, and will not exceed as of the Closing Date, the then current fair market value of the assets of the plan.

       (d) Each Benefit Plan complies currently, and has complied in the past, in form and operation, with all applicable law, such as ERISA and the Code (including Section 4980B thereof). Each Benefit Plan has been operated in accordance with its terms. Furthermore, the Internal Revenue Service has issued a favorable determination letter with respect to each Benefit Plan that is intended to qualify under Section 401(a) of the Code, and no event has occurred before or after the date of the letter that would disqualify the plan.

       (e) Other than payments that may be made to the persons listed on
    Schedule 2.09 ("Named Executives"), no amount that could be received (whether in the form of cash, property, or the vesting of an interest in property) as a result of any of the transactions contemplated by this Agreement by any person who is a "disqualified individual" (as defined in Section 280G(c) of the Code) under any

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

    agreement, would be characterized as an "excess parachute payment" (as is defined in Section 280G(b)(1) of the Code). Set forth in Schedule 2.09 is
    (i) the maximum amount that could be paid to each Named Executive as a result of the transactions contemplated by this Agreement and (ii) the "base amount" (as such term is defined in Section 280G(b)(3) of the Code) for each Named Executive calculated as of the date of this Agreement.

       (f) The Company does not maintain any plan that provides (or will provide) medical or death benefits to one or more former employees (including retirees), other than benefits that are required to be provided pursuant to Section 4980B of the Code or state law continuation coverage rights.

       (g) There are no investigations, proceedings, or lawsuits, either currently in progress or expected to be instituted in the future, relating to any Benefit Plan, by any administrative agency, whether local, state, or federal.

       (h) There are no lawsuits or other claims, pending or threatened
    (other than routine claims for benefits under the plan) against or involving (i) any Benefit Plan, or (ii) any Fiduciary of such plan (within the meaning of Section 3(21)(A) of ERISA) brought on behalf of any participant, beneficiary, or Fiduciary thereunder, nor is there any reasonable basis for any such claim.

       (i) The Company has no intention or commitment, whether legally binding or not, to create any additional Benefit Plan, or to modify or change any existing Benefit Plan. The benefits under all Benefit Plans are as represented, and have not been, and will not be increased subsequent to the date documents are provided to Buyer. The Company does not participate in any Multiemployer plans (as defined in ERISA).

       (j) None of the persons performing services for the Company have been improperly classified as independent contractors or as being exempt from the payment of wages for overtime.

   Section 2.10. Absence of Litigation. Except as disclosed in the SEC Reports filed on or before the date hereof and in Schedule 2.10, there are no suits, arbitrations, mediations, complaints, claims, actions, proceedings or investigations pending or, to the knowledge of the Company, threatened against the Company or any Subsidiary, or any properties or rights of the Company or any Subsidiary, before any court, arbitrator or administrative, governmental or regulatory authority or body, domestic or foreign, that (i) individually or in the aggregate, would have a Material Adverse Effect or
(ii) seek to delay or prevent the consummation of the Merger. As of the date hereof, neither the Company nor any Subsidiary nor any of their properties is subject to any order, writ, judgment, injunction, decree, determination or award having a Material Adverse Effect.

   Section 2.11. Proxy Statement. Neither the proxy statement to be sent to the stockholders of the Company in connection with the Stockholders' Meeting (such proxy statement, as amended or supplemented, being referred to herein as the "Proxy Statement"), nor the transaction statement on Schedule 13E- 3 to be filed with the SEC (such transaction statement, as amended or supplemented, being referred to herein as the "Schedule 13E-3") shall, at the date the Proxy Statement (or any amendment thereof or supplement thereto) is first mailed to stockholders of the Company or the Schedule 13E-3 (or any amendment thereof) is filed with the SEC, at the time of the Stockholders' Meeting and at the Effective Time, be false or misleading with respect to any material fact, or omit to state any material fact required to be stated therein or necessary in order to make the statements made therein, in the light of the circumstances under which they are made, not misleading or necessary to correct any statement in any earlier communication with respect to the solicitation of proxies for the Stockholders' Meeting which shall have become false or misleading. The Proxy Statement and the Schedule 13E-3 shall comply in all material respects as to form and content with the requirements of the Exchange Act and the rules and regulations thereunder.

   Section 2.12. Vote Required. The affirmative vote of the holders of a majority of the outstanding Shares is the only vote of the holders of any class or series of capital stock of the Company necessary to approve this Agreement and the Merger.

   Section 2.13. Brokers. No broker, finder or investment banker (other than Goldman, Sachs & Co.) is entitled to any brokerage, finder's or other fee or commission in connection with the Merger based upon arrangements made by or on behalf of the Company. The Company has heretofore furnished to Investor a complete and correct copy of all agreements between the Company and Goldman, Sachs & Co. pursuant to which such firm would be entitled to any payment relating to the Merger.

   Section 2.14. Intellectual Property Rights. Schedule 2.14 contains a complete and accurate list of all material trade names, trademarks, brand names, trade secrets, service marks, patents, copyrights and other proprietary intellectual property (collectively, the "Intellectual Property"), including all contracts, agreements and licenses relating thereto, owned or used by the Company or any Subsidiary, or in which any of them has any rights. No proceedings have been instituted against or notices received by the Company or any Subsidiary that are currently unresolved alleging that the Company or any Subsidiary has infringed or is now infringing on any Intellectual Property belonging to any other person, firm or corporation, except such infringements which in the aggregate would not have a Material Adverse Effect. The Company and the Subsidiaries own or hold adequate licenses or other rights to use all Intellectual Property necessary for them to conduct their respective businesses as they are being conducted, except for such title, license or use imperfections which, in the aggregate, would not have a Material Adverse Effect. Except as disclosed on Schedule 2.14, none of the Company or any of its Subsidiaries has granted any licenses with respect to any of their respective Intellectual Property. None of the Company or any of its Subsidiaries has received any notice, nor does the Company know of, any conflict or claimed conflict with respect to the rights of others to the use of their corporate name or any of their Intellectual Property, except such conflicts or claimed conflicts which, in the aggregate, would not have a Material Adverse Effect.

   Section 2.15. Real Property. (a) Owned Real Property. Schedule 2.15 attached hereto contains a complete and accurate list of all real property owned in whole or in part by the Company or its Subsidiaries ("Owned Real Property") and includes the name of the record title holder thereof and a list of all indebtedness secured by a lien, mortgage or deed of trust thereon. The Company or its Subsidiaries has good, valid, marketable and insurable title in fee simple to all the Owned Real Property, free and clear of all encumbrances, liens, charges or other restrictions of any kind or character, except for Permitted Real Property Liens. For purposes of this Agreement, the term "Permitted Real Property Liens" shall mean (i) liens reflected in Schedule 2.15, (ii) liens consisting of zoning or planning restrictions, easements, and other customary restrictions or limitations on the use of real property or other liens, charges or encumbrances which do not materially detract from the value of, or impair the use of, such property by the Company or its Subsidiaries in the operation of the business, or (iii) liens for current taxes, assessments or governmental charges or levies on property not yet due and payable.

   (b) Leased Real Property. Schedule 2.15 attached hereto sets forth a list, copies of which have been delivered to Investor, of (i) all leases and subleases under which the Company or its Subsidiaries is the lessor, lessee or occupant of any real property, together with all amendments, supplements, nondisturbance agreements and other agreements pertaining thereto (the "Leased Property", and together with the Owned Real Property, the "Real Properties"); (ii) all material options held by the Company or its Subsidiaries or contractual obligations on the part of the Company or its Subsidiaries to purchase or acquire any interest in real property; and (iii) all options granted by the Company or its Subsidiaries or contractual obligations on the part of the Company or its Subsidiaries to sell or dispose of any interest in real property. The Company or its Subsidiaries has good, valid, marketable and insurable leasehold title to all such Leased Property, free and clear of all encumbrances, liens, charges or other restrictions of any kind or character, except for Permitted Real Property Liens. Each lease, sublease or other agreement (collectively, the "Leases") set forth in
Schedule 2.15 (or required to be set forth in Schedule 2.15) is in full force and effect; and except as set forth on Schedule 2.15, there exists no event of default or event, occurrence, condition or act (including the transactions contemplated hereby) which, with the giving of notice, the lapse of time or the happening of any further event or condition, would become a default under such Lease other than defaults which would not, in the aggregate, have a Material Adverse Effect.

   Section 2.16. Environmental Matters. (a) Except as disclosed in Schedule
2.16 and except as would not, individually or in the aggregate, have a Material Adverse Effect, (i) the Company and each Subsidiary is in compliance with all, and has no liability under any Environmental Laws, (ii) the Company and each Subsidiary holds all the permits, licenses and approvals of governmental authorities and agencies

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

necessary for the current use, occupancy or operation of the Business under Environmental Laws ("Environmental Permits"), (iii) the Company is in compliance with all its Environmental Permits, (iv) each of the Real Properties and each site previously owned, leased or operated by the Company or any of its Subsidiaries (collectively, the "Sites") is in compliance with all Environmental Laws, (v) no spill, release, discharge or disposal of Hazardous Materials has occurred at, on, under or about any Site, and (vi) none of the Company or any of its Subsidiaries has received notice that the Company, its Subsidiaries or any Site has been alleged to be in violation of any Environmental Law.

   (b) Except as disclosed in Schedule 2.16, none of the Company or any of its Subsidiaries has received any written request for information, or been notified that it is a potentially responsible party, under the Comprehensive Environmental Response, Compensation and Liability Act of 1980, as amended ("CERCLA"), or any other Environmental Law with respect to any Owned Real Property, Leased Real Property or any other location.

   (c) Except as disclosed in Schedule 2.16, none of the Company or any of its Subsidiaries has entered into or agreed to any consent decree or order and is not subject to any judgment, decree or judicial order relating to compliance with or the cleanup of Hazardous Materials under any applicable Environmental Law or Environmental Permit.

   (d) Except as disclosed in Schedule 2.16, none of the Owned Real Property, Leased Real Property or Sites is listed or, to the knowledge of the Company or any of its Subsidiaries, proposed for listing on the "National Priorities List" under CERCLA, or on the Comprehensive Environmental Response, Compensation and Liability Information System maintained by the United States Environmental Protection Agency, as updated through the date hereof, or any similar state list of sites requiring investigation or cleanup.

   (e) Schedule 2.16 discloses all information relating to the following items: (i) all environmental audits or other studies or reports prepared by third parties to assess Hazardous Material risks at any Site or relating to the business of the Company or any of its Subsidiaries, and (ii) all communications and agreements with any governmental authority or agency (federal, state or local), or any private entity or individual, relating in any way to the presence, release, threat of release, placement at, on, under or about any Site, or the use, manufacture, handling, generation, storage, treatment, discharge, burial or disposal at, on, under or about any Site, or the transportation to or from any Site, of any Hazardous Materials.

   (f) The matters disclosed on Schedule 2.16 do not individually, or in the aggregate, have a Material Adverse Effect.

   For purposes of this Section 2.16, "Hazardous Materials" shall mean asbestos, petroleum products, underground tanks of any type and all other materials now or hereafter defined as "hazardous substances", "hazardous wastes", "toxic substances" or "solid wastes", or otherwise now or hereafter listed or regulated pursuant to (collectively, the "Environmental Laws"): the Comprehensive Environmental Response, Compensation and Liability Act of 1980, 42 U.S.C. Section 9601 et seq., and any amendments thereto; the Resource Conservation and Recovery Act, 42 U.S.C. Section 6901 et seq., and any amendments thereto; the Hazardous Materials Transportation Act, 49 U.S.C.
Section 1801 et seq.; and any other similar federal, state or local statute, regulation, ordinance, order, decree, or any other law, common law theory or reported decision of any state or federal court, as now or at any time hereafter in effect, relating to, or imposing liability or standards of conduct concerning, any hazardous, toxic or dangerous waste, substance or material.

   (g) Investor acknowledges that the representations and warranties contained in this Section 2.16 are the only representations and warranties being made with respect to compliance with or liability under Environmental Laws or with respect to Environmental Permits, and no other representation contained in this Agreement shall apply to any such matters and no other representation or warranty, express or implied, is being made with respect thereto.

   Section 2.17. Taxes. Except for such items as would not result in a Material Adverse Effect, and except for such items as are set forth on
Schedule 2.17:

        (a) the Company has timely filed or been included in, or will timely file or be included in, all returns, reports and forms ("Returns") required to be filed by it before the Closing Date or in which it is required to be included before the Closing Date with respect to all federal, state, local, foreign and other net income, gross income, estimated, gross receipts, sales, use, ad valorem, transfer, franchise, profits, license, lease, service, withholding, value added, payroll, employment, excise, severance, stamp, occupation, premium, property, windfall profits, commercial rent or withholding, unemployment insurance, social security, workers' compensation, customs duties or other taxes, fees, assessments, duties or governmental charges of any kind whatever, together with any interest and any penalties, additions to tax or additional amounts payable with respect thereto (collectively, "Taxes") for any period ending on or before the Closing Date, taking into account any extension of time to file granted to or obtained by or on behalf of the Company;

       (b) all Taxes due and owing by the Company (whether or not shown on any Return) for the period through February 25, 1995 have been paid or are shown as taxes payable on the February 25, 1995 financial statements, and any Taxes that become due and owing by the Company after February 25, 1995 and before the Closing Date (whether or not shown on any Return) will be incurred in the ordinary course of business in a manner consistent with past practice;

       (c) the Company has withheld and paid all Taxes required to be withheld and paid in connection with amounts paid or owing to any employee, creditor, independent contractor, shareholder or other third party;

       (d) there are no liens on any of the assets of the Company as a result of any Tax liabilities except for Taxes not yet due and payable;

       (e) to the best of the knowledge of the Company and its employees, no Tax deficiency of any kind has been claimed, proposed, assessed against or relating to the Company or on any of its assets with respect to any taxable period ending on or before the Closing Date; the Company is not a party to any action or proceeding by any governmental authority for the assessment or collection of Taxes nor has any such event been asserted or threatened against or discussed with the Company by any taxing authority;

       (f) all Tax deficiencies determined as a result of any past completed audit have been satisfied;

       (g) the Company has delivered to Investor complete and correct copies of all federal, state, local and foreign income or franchise Returns filed by the Company for the three most recent taxable years for which such Returns have been filed immediately preceding the date of this Agreement;

       (h) the Company has delivered to Investor complete and correct copies of all audit reports and statements of deficiencies with respect to any Tax assessed against or agreed to by the Company for the three most recent taxable periods for which such audit reports and statements of deficiencies have been received by the Company;

       (i) the Company is not presently under audit, examination or investigation by any federal, state, local or foreign taxing authority and there are no pending or (to the best of the knowledge of the Company and its employees) threatened audits, examinations, investigations or claims relating to the Company for or with respect to any Taxes;

       (j) the Company (i) has not filed a consent pursuant to the collapsible corporation provisions of section 341(f) of the Code (or any similar provision of state or other tax law) or agreed at any time to apply section 341(f)(2) of the Code (or any similar foreign tax provision) to any disposition of its assets, (ii) other than is reflected in a Return described in clause (g) above, has not agreed, or is not required under section 481(a) of the Code (or any similar state or other tax provision), to make any adjustment by reason of a change in accounting method or otherwise;

       (k) the Company is not a party to or bound by any tax sharing, tax indemnity or tax allocation agreement or other similar arrangement;

       (l) other than with respect to employment agreements or other arrangements that have already been made known to Investor, the Company has not made any payments, is not obligated to make any payments or is not a party to any agreement that under certain circumstances could obligate it to make any payments that will not be deductible under section 280G of the Code;

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

        (m) other than with respect to such matters as have already been made known to Investor, the Company is not subject to any joint venture, partnership or other arrangement or contract which could be treated as a partnership for Tax purposes;

       (n) other than with respect to Taxes shown on Returns described in clause (g) above, the Company is not subject to any Tax imposed on net income in any jurisdiction or by any taxing authority; and

       (o) the Company has not executed or entered into any closing agreement pursuant to section 7121 of the Code, or any predecessor provision thereof or any similar provision of state or other law.

   Section 2.18. Related Party Agreements. Except as set forth in the SEC Reports filed on or before the date hereof, there are no contracts, agreements or understandings by and between or among the Company and its Subsidiaries and any of their respective stockholders, directors or officers.

   Section 2.19. Labor Matters. There are no activities or proceedings of any labor union (or representatives thereof) to organize any employees employed by the Company or any of the Subsidiaries, nor any strikes, slowdowns, work stoppages, lockouts or, to the Company's knowledge, threats thereof, by or with respect to any of the employees of the Company or any of the Subsidiaries. Except as set forth on Schedule 2.19, there are no claims that the Company or any of its Subsidiaries has not complied in any respect with any laws relating to the employment of labor including, without limitation, any provisions thereof relating to wages, hours, collective bargaining, the payment of social security and similar taxes, equal employment opportunity, employment discrimination or employment safety, except such claims which, in the aggregate, would not have a Material Adverse Effect.

   Section 2.20. Contracts. Schedule 2.20 lists, as of the date hereof (excluding leases, subleases and amendments thereto set forth on Schedule
2.15 and benefit plans and other contracts set forth on Schedule 2.09) (i) all contracts, agreements and commitments whether or not fully performed pursuant to which the Company or any of its Subsidiaries has since February 25, 1995 acquired or disposed of any material portion of its assets; (ii) all agreements containing covenants not to compete on the part of the Company or any of its Subsidiaries or otherwise materially restricting the ability of the Company to engage in business; (iii) all joint venture or partnership agreements to which the Company or any of its Subsidiaries is a party; (iv) all agreements with brokers, representatives, dealers or trading companies in connection with the purchase of in excess of $500,000 of the Company's or any Subsidiary's products; (v) all other contracts, agreements or arrangements (other than inventory acquisitions, contracts for the purchase of paper or contracts for the printing of catalogs entered into in the ordinary course of business consistent with past practice, in each case with a term of less than 180 days) involving estimated future payments in excess of $500,000 by the Company or any of its Subsidiaries per year that may not be cancelled upon 90 or fewer days' notice without any liability on the part of the Company; and
(vi) all agreements of the Company or any of its Subsidiaries with respect to indebtedness or financial obligations (contingent or otherwise) in excess of $500,000. The items required to be listed in Schedule 2.20 together with (i) all contracts for the purchase of paper or contracts for the printing of catalogs with terms of more than 180 days and (ii) and each other agreement that is material to the conduct of the business of the Company and its Subsidiaries taken as a whole are hereinafter referred to as the "Contracts." With respect to each Contract and except as set forth in Schedule 2.20: (i) such Contract is valid, binding and enforceable against the Company in accordance with its terms; and (ii) there does not exist, as of the date hereof, any event that, with the giving of notice or the lapse of time or both, would constitute on the part of the Company a breach of or a default under such Contract, and the Company has not received or been given notice of any such breach or default, except for such breaches or default which would not, in the aggregate, have a Material Adverse Effect.

                                  ARTICLE III
                  REPRESENTATIONS AND WARRANTIES OF INVESTOR

   Investor hereby represents and warrants to the Company that:

   Section 3.01. Corporate Organization. Investor is a corporation duly organized, validly existing and in good standing under the laws of the State of Delaware and has the requisite corporate power and authority and all necessary governmental approvals to own, lease and operate its properties and to carry on its business as it is now being conducted, except where the failure to be so organized, existing or in good standing or to have such power, authority and governmental approvals would not, individually or in the aggregate, prevent or materially delay consummation of the Merger, or otherwise prevent or materially delay Investor from performing its material obligations under this Agreement.

   Section 3.02. Authority Relative to This Agreement. Investor has all necessary corporate power and authority to execute and deliver this Agreement, to perform its obligations hereunder and to consummate the Merger. The execution, delivery and performance of this Agreement by Investor and the consummation by Investor of the Merger have been duly and validly authorized by all necessary corporate action on the part of Investor other than the filing and recordation of appropriate merger documents as required by Delaware Law. This Agreement has been duly and validly executed and delivered by Investor and, assuming the due authorization, execution and delivery by the Company, constitutes legal, valid and binding obligations of Investor enforceable against Investor in accordance with its terms.

   Section 3.03. No Conflict; Required Filings and Consents. (a) The execution and delivery of this Agreement by Investor do not, and the performance of this Agreement by Investor will not, (i) conflict with or violate the Certificate of Incorporation or By-laws of Investor, (ii) assuming that all consents, approvals, authorizations and other actions described in subsection (b) have been obtained and all filings and notifications described in subsection (b) have been made, conflict with or violate any law, rule, regulation, order, judgment or decree applicable to Investor or by which any property or asset of either of them is bound or affected, or (iii) require any consent under, result in any breach of or constitute a default (or an event which with notice or lapse of time or both would become a default) under, or give to others any rights of termination, amendment, acceleration or cancellation of, or result in the creation of a lien or other encumbrance on any property or asset of Investor pursuant to, any note, bond, mortgage, indenture, contract, agreement, lease, license, permit, franchise or other instrument or obligation to which Investor is a party or by which Investor or any property or asset of Inventory is bound or affected, except, with respect to clauses (ii) and (iii), for any such conflicts, violations, breaches, defaults or other occurrences which would not, individually or in the aggregate, prevent or materially delay consummation of the Merger, or otherwise prevent or materially delay Investor from performing its material obligations under this Agreement.

   (b) The execution and delivery of this Agreement by Investor do not, and the performance of this Agreement by Investor will not, require any consent, approval, authorization or permit of, or filing with or notification to, any governmental or regulatory authority, domestic or foreign, except (i) for applicable requirements, if any, of the Exchange Act, Blue Sky Laws and state takeover laws, the HSR Act and filing and recordation of appropriate merger documents as required by Delaware Law and (ii) where failure to obtain such consents, approvals, authorizations or permits, or to make such filings or notifications, would not prevent or materially delay consummation of the Merger, or otherwise prevent or materially delay Investor from performing its material obligations under this Agreement.

   Section 3.04. Financing. Investor has furnished the Company with the Commitment Letter with respect to which up to $110 million of bank term credit and $23 million pursuant to a revolving credit facility may be drawn at Closing (the "Debt Financing"). The Debt Financing, together with a cash equity contribution by Investor of not less than $52 million (the "Investor Equity Contribution") will provide all funds necessary to pay the Merger Consideration in respect of all Shares (other than Shares to be cancelled pursuant to Section 1.06(b) and each Share to remain outstanding under
Section 1.06(c)), and pay all related fees and expenses in connection with this Agreement.

    Section 3.05. Proxy Statement. The information supplied by Investor for inclusion in the Proxy Statement and the Schedule 13E-3 will not, on the date the Proxy Statement (or any amendment thereof or supplement thereto) is first mailed to stockholders of the Company or the Schedule 13E-3 (or any amendment thereof) is filed with the SEC, at the time of the Stockholders' Meeting and at the Effective Time, contain any statement which, at such time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or omits to state any material fact required to be stated therein or necessary in order to make the statements therein not false or misleading or necessary to correct any statement in any earlier communication with respect to the solicitation of proxies for the Stockholders' Meeting which shall have become false or misleading.

   Section 3.06. Brokers. No broker, finder or investment banker is entitled to any brokerage, finder's or other fee or commission in connection with the Merger based upon arrangements made by or on behalf of Investor.

                                  ARTICLE IV
                    CONDUCT OF BUSINESS PENDING THE MERGER

   Section 4.01. Conduct of Business by the Company Pending the Merger. The Company covenants and agrees that, between the date of this Agreement and the Effective Time, except as otherwise expressly provided in this Agreement or unless Investor shall otherwise agree in writing, the businesses of the Company and its Subsidiaries shall be conducted only in, and the Company and its Subsidiaries shall not take any action except in, the ordinary course of business and in a manner consistent with past practice; and the Company shall use its reasonable best efforts to preserve substantially intact the business organization of the Company and its Subsidiaries, to keep available the services of the current officers, employees and consultants of the Company and its Subsidiaries and to preserve the current relationships of the Company and its Subsidiaries with customers, suppliers and other persons with which the Company or any Subsidiary has significant business relations. By way of amplification and not limitation, neither the Company nor any of its Subsidiaries shall, between the date of this Agreement and the Effective Time, except as otherwise expressly provided in this Agreement or as previously disclosed in the SEC Reports or by the Company to Investor, directly or indirectly do, or propose or commit to do, any of the following without the prior written consent of Investor:

       (a) amend or otherwise change its Certificate of Incorporation or By-laws, as amended, or equivalent organizational documents;

       (b) issue, sell, pledge, dispose of or encumber, or authorize the issuance, sale, pledge, disposition or encumbrance of, (A) any shares of capital stock of any class, or any options, warrants, convertible securities or other rights of any kind to acquire any shares of capital stock, or any other ownership interest, of the Company or any of its Subsidiaries (except for the issuance of a maximum of 1,023,500 shares of Company Common Stock issuable in accordance with the terms of employee stock options outstanding on the date hereof) or (B) any assets of the Company or any of its Subsidiaries, except in the ordinary course of business and in a manner consistent with past practice;

       (c) declare, set aside, make or pay any dividend or distribution, payable in cash, stock, property or otherwise, with respect to any of its capital stock, except for the regular quarterly dividend on the Shares in the amount of $.07 per Share;

       (d) reclassify, combine, split, subdivide or redeem, purchase or otherwise acquire, directly or indirectly, any of its capital stock (except for any acquisition of securities in connection with the Option Plans);

       (e) (i) acquire (by merger, consolidation, or acquisition of stock or assets or otherwise) any corporation, partnership or other business organization or division thereof; (ii) incur any indebtedness for borrowed money or issue any debt securities or assume, guarantee or endorse or otherwise as an accommodation become responsible for, the obligations of any person, or make any loans or advances, except pursuant to credit facilities in existence at February 25, 1995 and the Debt Financing; (iii) except for expenditures in accordance with the Company's capital expenditure budget for the fiscal year ended February 23, 1996, a copy of which is attached as Schedule 4.01, authorize any capital expenditure or commitment for a future capital expenditure in excess of $100,000, individually or $500,000 in the aggregate for the Company and its Subsidiaries taken as a whole; or
    (iv) make any investment in any person, except investments in certificates of deposit maturing within 90 days of a bank which is organized under the laws of the United States or any state thereof having capital surplus and undivided profits aggregating in excess of $500,000,000, or obligations maturing within 90 days guaranteed by the full faith and credit of the United States Government;

       (f) except to the extent required under existing employee and director benefit plans, agreements, company policies or other arrangements, increase the compensation payable or to become payable to its officers or employees, except for increases in salary or wages of employees of the Company or its Subsidiaries who are not officers of the Company in the ordinary course of business in accordance with past practices, or grant any severance or termination pay to, or enter into any employment, consulting or severance agreement with any present or former director, officer or other employee of the Company or any of its Subsidiaries, or establish, adopt, enter into or amend any bonus, profit sharing, thrift, compensation, stock option, restricted stock, pension, retirement, deferred compensation, employment, termination, severance or other plan, agreement, trust, fund, policy or arrangement for the benefit of any directors, officers or employees;

       (g) enter into, amend, modify, cancel or terminate any agreement or transaction involving the Company or any of its Subsidiaries that (i) involves consideration in excess of $500,000 (other than (A) inventory acquisitions and dispositions, contracts for the purchase of paper or contracts for the printing of catalogs in the ordinary course of business consistent with prior practice, in each case with a term of less than 180 days or (B) contracts entered into consistent with the Company's prior practice in materially the same form as the drafts of the four proposed contracts listed on Schedule 2.20), or (ii) involves the sale, acquisition or lease of any material assets;

       (h) fail to maintain its advertising and promotional expenditures in the ordinary course of business consistent with past practice;

       (i) modify any existing insurance coverage protecting the business, assets or employees of the Company except in the ordinary course of business consistent with past practice;

       (j) cancel any indebtedness or obligation owed to the Company or any of its Subsidiaries, or settle or compromise any material claim or waive any material rights relating to any of their respective business activities or properties;

       (k) revalue any of its assets, including, without limitation, any write-offs of notes, increases in any reserves except in the ordinary course of business consistent with past practice or any write-up of the value of inventory, property, plant, equipment or any other asset;

       (l) change any accounting method, principle, practice, policy or procedure affecting any of the Company's consolidated assets, liabilities, results of operations or business or increase or change any assumption underlying, or method of calculating, any bad debt, contingency or other reserves, except for changes required by United States generally accepted accounting principles; or

       (m) plan, commit, or enter into an agreement, to do, or take any action in preparation for, any of the things described in clauses (a) through (l).

                                  ARTICLE V
                            ADDITIONAL AGREEMENTS

   Section 5.01. Stockholders' Meeting. (a) The Company, acting through the Board, shall, (i) in accordance with Delaware Law and the Company's Certificate of Incorporation and By-laws, as amended, duly call, give notice of, convene and hold an annual or special meeting of its stockholders as soon as practicable following the date hereof for the purpose of considering and taking action on this Agreement and the transactions contemplated hereby (the "Stockholders' Meeting") and (ii) subject to its fiduciary duties under applicable law as advised by independent counsel, (A) include in the Proxy Statement the recommendation of the Board that the stockholders of the Company approve and adopt this Agreement and the Merger and (B) use its reasonable best efforts to obtain such approval and adoption including the solicitation from its stockholders of proxies and the retention of a proxy solicitation firm if the Company or Investor, in its good faith judgment, deems such retention advisable. At the Stockholders' Meeting, Investor shall cause all Shares then owned by it to be voted in favor of the approval and adoption of this Agreement and the Merger.

   Section 5.02. Proxy Statement. As soon as practicable following the date hereof, the Company shall file the Proxy Statement and the Schedule 13E-3 with the SEC under the Exchange Act, and shall use all reasonable efforts to have the Proxy Statement and the Schedule 13E-3 cleared by the SEC. Investor and the Company shall cooperate with each other in the preparation of the Proxy Statement and the Schedule 13E-3; without limiting the generality of the foregoing, Investor will furnish to the Company the information relating to Investor required by the Exchange Act to be set forth in the Proxy Statement and the Schedule 13E-3. Each of the Company and Investor agrees to use all reasonable efforts, after consultation with the other parties hereto, to respond promptly to all such comments of and requests by the SEC and to cause the Proxy Statement and all required amendments and supplements thereto to be mailed to the holders of Shares entitled to vote at the Stockholders' Meeting at the earliest practicable time. Notice of the Stockholders' Meeting and the Fairness Opinion shall be mailed to the stockholders of the Company along with the Proxy Statement. Goldman, Sachs & Co. shall deliver a written opinion to the Board dated as of the date of mailing of the Proxy Statement that the consideration to be received pursuant to the Merger by the holders of the Shares is fair from a financial point of view.

   Section 5.03. Financing. Investor will make the Investor Equity Contribution at Closing. Investor will use its reasonable best efforts to arrange on behalf of the Company the Debt Financing prior to the Stockholders' Meeting. In the event that any portion of the Debt Financing becomes unavailable, regardless of the reason therefore, Investor will use its reasonable best efforts to arrange on behalf of the Company alternative financing from other sources on terms and conditions no less favorable to the Company than the portion of the Debt Financing that has become unavailable. In the event the Merger is not consummated, Investor shall pay all fees (including commitment fees), costs and expenses in connection with arranging the Debt Financing. The Company will cooperate with Investor with respect to obtaining the Debt Financing, including taking all actions necessary to authorize the Debt Financing.

   Section 5.04. Access to Information; Confidentiality. (a) From the date hereof to the Effective Time, the Company shall, and shall cause its Subsidiaries, officers, directors, employees, auditors and other agents to, provide the officers, employees, auditors and other agents of Investor, and financing sources who shall agree to be bound by the provisions of this
Section 5.04 as though a party hereto, complete access at all reasonable times to its officers, employees, agents, properties, offices, plants and other facilities and to all books and records, and shall furnish Investor and such financing sources with all financial, operating and other data and information as Investor, through its officers, employees or agents, or such financing sources may reasonably request; provided, that no investigation pursuant to this Section 5.04 shall alter any representation, warranty or covenant of any party to this Agreement or any condition to the obligations of the parties hereto.

   (b) All information obtained by Investor pursuant to this Section 5.04 shall be kept confidential in accordance with the confidentiality agreement, dated February 10, 1995 (the "Confidentiality Agreement"), between Investor and the Company.

   Section 5.05. Employee Benefits Matters. Investor intends that for a period of twenty-four months immediately following the Effective Time, it shall, or shall cause the Surviving Corporation to, continue to maintain employee benefit and welfare plans, programs, contracts, agreements policies and executive incentives and perquisites, other than equity-based plans for the benefit of active and retired employees of the Company or the Surviving Corporation which in the aggregate provide benefits that are no less favorable to employees than the benefits provided to such active and retired employees on the date hereof.

   Section 5.06. Directors' and Officers' Indemnification and Insurance. (a) The Certificate of Incorporation and By-laws of the Surviving Corporation shall contain provisions no less favorable with respect to indemnification for events occurring at or before the Effective Time than are set forth in Article Tenth of the Certificate of Incorporation and Article IV of the By-laws of the Company, as amended, which provisions shall not be amended, repealed or otherwise modified for a period of six years from the Effective Time in any manner that would affect adversely the rights thereunder of individuals who at the Effective Time were directors, officers, employees or agents of the Company, or who were, at the Effective Time, serving at the request of the Company as a director, officer, trustee, partner, fiduciary, employee or agent of another corporation, partnership, joint venture, trust, pension or other employee benefit plan or other enterprise, unless such modification shall be required by law.

   (b) The Company shall, to the fullest extent permitted under applicable law and regardless of whether the Merger becomes effective, indemnify and hold harmless, and, after the Effective Time, the Surviving Corporation shall, to the fullest extent permitted under applicable law, indemnify and hold harmless, each present and former director, officer, employee and agent of the Company and each Subsidiary and each person who served at the request of the Company or any Subsidiary as a director, officer, trustee, partner, fiduciary, employee or agent of another corporation, partnership, joint venture, trust, pension or other employee benefit plan or enterprise (collectively, the "Indemnified Parties") against all costs and expenses (including attorneys' fees), judgments, fines, losses, claims, damages, liabilities and settlement amounts paid in connection with any claim, action, suit, proceeding or investigation (whether arising before or after the Effective Time), whether civil, criminal, administrative or investigative, arising out of or pertaining to any action or omission in their capacity as an officer, director, employee, fiduciary, trustee, partner or agent, occurring at or before the Effective Time. Any Indemnified Party wishing to claim indemnification under this Section 5.06, upon learning of any action shall promptly notify the Company or the Surviving Corporation, as the case may be, thereof, but the failure to so notify shall not relieve the Company or the Surviving Corporation, as the case may be, of any liability it may have to such Indemnified Party. In the event of any such claim, action, suit, proceeding or investigation (whether arising before or after the Effective
Time), (i) the Company or the Surviving Corporation, as the case may be, shall pay the reasonable fees and expenses of counsel selected by the Indemnified Parties, which counsel shall be reasonably satisfactory to the Company or the Surviving Corporation, promptly after statements therefor are received (provided that the Indemnified Parties shall undertake to repay any expenses paid in the event the Indemnified Party is determined to be not entitled to indemnification) and (ii) the Company and the Surviving Corporation shall cooperate in the defense of any such matter; provided, however, that neither the Company nor the Surviving Corporation shall be liable for any settlement effected without its written consent (which consent shall not be unreasonably withheld); and provided further that neither the Company nor the Surviving Corporation shall be obligated pursuant to this
Section 5.06 to pay the fees and expenses of more than one counsel for all Indemnified Parties in any single action except to the extent that two or more of such Indemnified Parties shall have conflicting interests in the outcome of such action; and provided further that, in the event that any claim for indemnification is asserted or made within such six-year period, all rights to indemnification in respect of such claim shall continue until the disposition of such claim.

   (c) Surviving Corporation shall use its best efforts to maintain in effect for six years from the Effective Time the current directors' and officers' liability insurance policies maintained by the Company (provided that Surviving Corporation may substitute therefor policies reasonably satisfactory to the Indemnified Parties of at least the same coverage containing terms and conditions which are not materially less advantageous) with respect to matters occurring prior to the Effective Time; provided, that in no event shall the Surviving Corporation be required to pay premiums for such insurance in excess of 175% of premiums currently paid by the Company (the "Maximum Amount") and if current insurance coverage cannot be maintained or obtained for the Maximum Amount, the Surviving Corporation shall obtain as much directors' and officers' liability insurance as can be obtained by paying an annual premium not in excess of the Maximum Amount.

   (d) In the event the Surviving Corporation or any of its respective successors or assigns (i) consolidates with or merges into any other person and shall not be the continuing or surviving corporation or entity of such consolidation or merger or (ii) transfers all or substantially all of its properties and assets to any person, then, and in each such case, proper provision shall be made so that the successors and assigns of the Surviving Corporation shall assume the obligations set forth in this Section 5.06.

    Section 5.07. No Solicitation of Transactions. Until this Agreement shall have been terminated pursuant to Section 7.01, neither the Company nor any Subsidiary shall, directly or indirectly, through any officer, director, agent or otherwise, solicit, initiate or encourage the submission of any proposal or offer from any person relating to any acquisition or purchase of all or (other than in the ordinary course of business) any substantial portion of the assets of, or any equity interest in, the Company or any Subsidiary or any business combination with the Company or any Subsidiary (whether by a tender offer, exchange offer, merger, consolidation or otherwise) or, except to the extent required by fiduciary obligations under applicable law as advised in writing by independent counsel, participate in any negotiations regarding, or furnish to any other person any information with respect to, or otherwise cooperate in any way with, or assist or participate in, facilitate or encourage, any effort or attempt by any other person to do or seek any of the foregoing (an "Acquisition Proposal"); provided, however, that nothing contained in this Section 5.07 shall prohibit the Board from furnishing information to, or entering into discussions or negotiations with, any person in connection with an unsolicited (from the date of this Agreement) Acquisition Proposal in writing by such person, if, and only to the extent that, (i) the Board, after consultation with independent legal counsel (which may include its regularly engaged independent legal counsel), determines in good faith that such action is required for the Board to comply with its fiduciary duties to stockholders imposed by Delaware Law and (ii) prior to furnishing such information to, or entering into discussions or negotiations with, such person the Company uses all reasonable efforts to obtain from such person an executed confidentiality agreement on terms no less favorable to the Company than those contained in the Confidentiality Agreement. The Company immediately shall cease and cause to be terminated all existing discussions or negotiations with any parties conducted heretofore with respect to any of the foregoing. The Company shall notify Investor promptly if any such proposal or offer, or any inquiry or contact with any person with respect thereto, is made and shall in any such notice to Investor, subject to the fiduciary obligations of the Board under applicable law, indicate in reasonable detail the identity of the person making such proposal, offer, inquiry or contact and the terms and conditions of such proposal, offer, inquiry or contact. The Company agrees not to release any third party from, or waive any provision of, any confidentiality or, subject to the fiduciary duties of the Board, standstill agreement to which the Company is or may become a party.

   Section 5.08. Notification of Certain Matters. The Company shall give prompt notice to Investor, and Investor shall give prompt notice to the Company, of (i) the occurrence, or non-occurrence, of any event the occurrence, or non-occurrence, of which would be likely to cause any representation or warranty contained in this Agreement to be untrue or inaccurate and (ii) any failure of the Company or Investor, as the case may be, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.08 shall not limit or otherwise affect the remedies available hereunder to the party receiving such notice.

   Section 5.09. Further Action. (a) Upon the terms and subject to the conditions hereof, each of the parties hereto shall (i) make promptly its respective filings, and thereafter make any other required submissions, under the HSR Act with respect to the Merger; provided, however, that nothing in this Agreement shall obligate any party (or any affiliate) to sell or otherwise dispose of or hold separate any substantial business asset or product line in order to obtain any required governmental approval, (ii) use all reasonable efforts to take, or cause to be taken, all other appropriate action, and to do, or cause to be done, all other things necessary, proper or advisable under applicable foreign and domestic laws and regulations to consummate and make effective the Merger, including, without limitation, (A) using all reasonable efforts to obtain all licenses, permits, consents, approvals, authorizations, qualifications and orders of governmental authorities and parties to contracts with the Company and its Subsidiaries (other than consents pursuant to the 10.09% and 10.0% Senior Promissory Notes listed on Schedule 2.05 as are necessary for the consummation of the Merger and (B) causing to be lifted or rescinded any injunction or restraining order or other order adversely affecting the ability of the parties to consummate the transactions contemplated hereby. In case at any time after the Effective Time any further action is necessary or desirable to carry out the purposes of this Agreement, the proper officers and directors of each party to this Agreement shall use reasonable efforts to take all such action.

    (b) The Company shall cooperate with any reasonable requests of Investor or the Securities and Exchange Commission (the "SEC") related to the recording of the Merger as a recapitalization for financial reporting purposes, including, without limitation, to assist Investor and its affiliates with any presentation to the SEC with regard to such recording and to include appropriate disclosure with regard to such recordings in all filing with the SEC and all mailings to stockholders made in connection with the Merger. In furtherance of the foregoing, the Company shall provide to Investor for the prior review of Investor's advisors any description of the transactions contemplated by this Agreement which is meant to be disseminated.

   (c) If the Company shall receive notice of any claim, complaint or litigation to which the Company is a party (a "Claim"), the Company shall give the Investor notice of such Claim. The Company shall consult with the Investor in the Company's defense of such Claim and make available to the Investor, at the Investor's expense, all witnesses, pertinent records, materials and information in the Company's possession or under the Company's control relating thereto as is reasonably requested by the Investor. No such Claim, or any litigation to which the Company is a party on the date hereof, may be settled by the Company without the prior written consent of Investor, which consent shall not be unreasonably withheld.

   Section 5.10. Public Announcements. Investor and the Company shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement or any Transaction and shall not issue any such press release or make any such public statement prior to such consultation, except as may be required by law or any listing agreement with a national securities exchange to which Investor or the Company is a party.

   Section 5.11. Environmental Assessment. Upon reasonable prior notice, the Company shall provide Investor or its agents with access to the Property to conduct, at Investor's option and at Investor's expense, an environmental assessment of the Real Property. Such environmental assessment shall not include any intrusive sampling without the prior written consent of the Company, which consent shall not be unreasonably withheld. In connection with such audit, the Company shall provide Investor or its agents, upon reasonable prior notice, with (i) reasonable access to existing records of matters which are the subject of the assessment and (ii) reasonable access to the employees of the Company who are most familiar with such matters. The Company and the Investor shall cooperate in the conduct of the environmental assessment, including by scheduling site visits as necessary in order to complete the assessment prior to the Closing.

   Section 5.12. Termination Fees and Expenses. (a) If this Agreement shall be terminated (i) by the Company or Investor pursuant to Section 7.01(f),
(ii) by Investor pursuant to Section 7.01(g)(i), or (iii) by Investor pursuant to Section 7.01(g)(ii) and within twelve months of such termination the Company shall have consummated a transaction involving more than 50% of the Common Stock pursuant to an Acquisition Proposal; then, the Company shall promptly (and in any event within five business days of written notice from Investor) pay to Freeman Spogli & Co. Incorporated ("FS & Co.") an amount equal to $3,500,000 as a termination fee.

   (b) If this Agreement is terminated in accordance with paragraph (a) above or by Investor pursuant to Section 7.01(e) (other than (i) termination as a result of the failure of Section 2.08(i) to be true and correct after the date hereof, or (ii) the failure of representations and warranties to be true and correct, and such failure does not, individually or in the aggregate (A) have a Material Adverse Effect or (B) prevent or materially delay the consummation of the Merger), then the Company shall promptly (and in any event within five business days of written notice from Investor) pay to FS & Co. all reasonable out-of-pocket fees and expenses incurred by Investor and FS & Co. in connection with the transactions contemplated by this Agreement, including, but not limited to, fees and expenses of counsel, filing fees, agency, commitment, accounting fees, appraisal fees, and all other out-of-pocket expenses, up to a maximum aggregate amount of $1,500,000 ("Costs and Expenses").

   (c) Each of the parties acknowledges that the agreement contained in this
Section 5.12 is an integral part of the transactions contemplated by this Agreement and that without such agreement, Investor would not enter into this Agreement; accordingly, if the Company fails to pay promptly the amount due pursuant to Section 5.12, the Company shall also pay FS & Co.'s costs and expenses (including reasonable attorneys' fees) incurred in connection with collecting such amount, together with interest on the amounts payable at the corporate base rate publicly announced by Merrill Lynch from the date such amount was required to be paid to the date of payment.

   Section 5.13. Management Shares. If the parties agree that members of management shall retain certain Shares and such Shares shall remain outstanding after the Effective Time, the parties will amend this Agreement accordingly.

   Section 5.14. Employee Options. The Company shall use all reasonable efforts to obtain the consent of all holders of Options under the 1987 Plan to the cancellation of all such options, whether or not vested, in exchange for cash in accordance with Section 1.07.

                                  ARTICLE VI
                           CONDITIONS TO THE MERGER

   Section 6.01. Conditions to Each Party's Obligations. The respective obligations of each party to effect the Merger shall be subject to the satisfaction at or prior to the Effective Time of the following conditions:

       (a) Stockholder Approval. This Agreement and the Merger shall have been approved and adopted by the affirmative vote of the stockholders of the Company in accordance with the Certificate of Incorporation of the Company and Delaware Law;

       (b) HSR Act. Any waiting period (and any extension thereof) applicable to the consummation of the Merger under the HSR Act shall have expired or been terminated; and

       (c) No Order. No governmental authority or other agency or commission or court of competent jurisdiction shall have enacted, issued, promulgated, enforced or entered any law, rule, regulation, executive order, decree, injunction or other order (whether temporary, preliminary or permanent) which is then in effect and has the effect of making illegal or otherwise preventing or prohibiting consummation of the Merger.

   Section 6.02. Conditions to Obligations of Investor. The obligations of Investor to effect the Merger are subject to the satisfaction of the following conditions unless waived by Investor in writing:

       (a) Representations and Warranties. The representations and warranties of the Company set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date as though made on and as of the Closing Date, except as otherwise permitted by this Agreement, and Investor shall have received a certificate signed on behalf of the Company by the chief executive officer and by the chief financial officer of the Company to such effect.

       (b) Performance of Obligations of the Company. The Company shall have performed all obligations required to be performed by it under this Agreement at or prior to the Closing Date, and Investor shall have received a certificate signed on behalf of the Company by the chief executive officer and by the chief financial officer of the Company to such effect.

       (c) Financing. The Debt Financing shall have been obtained.

       (d) Director Resignations. All Directors on the Board except for the Chairman, shall have tendered their resignations, effective as of the Effective Time.

       (e) Material Adverse Effect. After the date hereof there shall not have been a Material Adverse Effect, without regard, however, to changes generally applicable to the industries in which the Company and its Subsidiaries are involved or general economic conditions.

       (f) Consent of Option Holders. Holders of a sufficient number of Options pursuant to the 1987 Plan shall have consented to the cancellation of such Options in exchange for cash consideration in accordance with
    Section 1.07 such that the sum of (i) such Options, (ii) the number of Options for which alternative agreements are reached as contemplated by Section 1.07 and (iii) Options issued pursuant to the Directors Plan, is in excess of 95% of all outstanding Options.

   Section 6.03. Conditions to Obligations of the Company. The obligation of the Company to effect the Merger is subject to the satisfaction of the following conditions unless waived by the Company in writing:

       (a) Representations and Warranties. The representations and warranties of Investor set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date as though made on and as of the Closing Date, except as otherwise permitted by this Agreement, and the Company shall have received a certificate signed on behalf of Investor by the chief executive officer and by the chief financial officer of Investor to such effect.

       (b) Performance of Obligations of Investor. Investor shall have performed all obligations required to be performed by it under this Agreement prior to the Closing Date, and the Company shall have received a certificate signed on behalf of Investor by the chief executive officer and by the chief financial officer of Investor to such effect.

                                 ARTICLE VII
                                 TERMINATION

   Section 7.01. Termination. This Agreement may be terminated and the Merger may be abandoned at any time prior to the Effective Time, notwithstanding approval thereof by the stockholders of the Company:

       (a) by mutual written consent duly authorized by the Boards of Directors of Investor and the Company;

       (b) by either Investor or the Company if the Effective Time shall not have occurred on or before October 31, 1995; provided, however, that the right to terminate this Agreement under this Section 7.01(b) shall not be available to any party whose failure to fulfill any obligation under this Agreement has been the cause of, or resulted in, the failure of the Effective Time to occur on or before such date; and provided further that if any condition to this Agreement shall fail to be satisfied by reason of the existence of an injunction or order of any court or governmental or regulatory body, then at the request of either party the deadline date referred to above shall be extended for a reasonable period of time, not in excess of 60 days, to permit the parties to have such injunction vacated or order reversed;

       (c) by either Investor or the Company if any court of competent jurisdiction or other governmental authority located or having jurisdiction in the United States shall have issued an order, decree, ruling or taken any other action prohibiting the Merger and such order, decree, ruling or other action shall have become final and nonappealable;

       (d) by the Company, at any time prior to the Effective Time, if (i) Investor shall have failed to comply in any material respect with any of the covenants or agreements contained in this Agreement to be complied with or performed by Investor at or prior to such date of termination, which failure to perform cannot be cured by October 31, 1995, or (ii) any representation or warranty of Investor in the Agreement shall not be true and correct in any material respect, which failure to be true and correct cannot be cured prior to October 31, 1995, as if such representation or warranty was made as of such time on or after the date of the Agreement, unless such representation or warranty speaks as of a specified date;

       (e) by Investor, at any time prior to the Effective Time, if (i) the Company shall have failed to comply in any material respect with any of the covenants or agreements contained in this Agreement to be complied with or performed by the Company at or prior to such date of termination, which failure to perform cannot be cured by October 31, 1995, or (ii) any representation or warranty of the Company in the Agreement shall not be true and correct in any material respect, which failure to be true and correct cannot be cured prior to October 31, 1995, as if such representation or warranty was made as of such time on or after the date of the Agreement, unless such representation or warranty speaks as of a specified date; or

        (f) by Investor or the Company, if the Board (i) shall have withdrawn or modified its approval or recommendation of the Merger or (ii) shall have recommended another merger, consolidation, business combination with, or acquisition of, the Company or its assets or tender offer for Shares, or shall have resolved to do any of the foregoing.

       (g) by Investor, if another entity, person or group, as defined in
    Section 13(d) of the Exchange Act and the regulations promulgated thereunder (a "Group") (i) acquires Shares or shall have been granted any option or right to acquire Shares representing more than 30% of the then outstanding voting power of the Company or (ii) announces an Acquisition Proposal involving a majority of the Common Stock, and at the Stockholders' Meeting (A) such Acquisition Proposal remains outstanding and (B) the Merger is not approved and adopted by the affirmative vote of a majority of the stockholders of the Company.

   Section 7.02. Effect of Termination. In the event of the termination of this Agreement pursuant to Section 7.01, this Agreement shall forthwith become void, and there shall be no liability on the part of any party hereto except as set forth in Sections 5.12 and 8.01 hereof; provided, however, nothing herein shall relieve any party from liability for any breach hereof.

                                 ARTICLE VIII
                              GENERAL PROVISIONS

   Section 8.01. Non-Survival of Representations, Warranties and
Agreements. The representations, warranties and agreements in this Agreement shall terminate at the Effective Time or upon the termination of this Agreement pursuant to Section 7.01, as the case may be, except that the agreements set forth in Article I and Sections 5.05, 5.06, 5.08 and 5.09, and
Article VIII shall survive the Effective Time indefinitely and those set forth in Sections 5.04(b) and 5.12, and Article VIII shall survive termination indefinitely, and other than any representation or covenant the breach of which has resulted in the termination of this Agreement.

   Section 8.02. Expenses. Upon consummation of the Merger, the Surviving Corporation shall pay all expenses of the Company and Investor in connection with the transactions contemplated by this Agreement, and shall pay a $3,000,000 transaction fee to FS & Co. If the Merger is not consummated, each party hereto shall bear its respective fees and expenses, except as otherwise provided in Section 5.03 and Section 5.12.

   Section 8.03. Amendment. This Agreement may be amended by the parties hereto by action taken by or on behalf of their respective Boards of Directors at any time prior to the Effective Time; provided, however, that, after the approval and adoption of this Agreement and the transactions contemplated hereby by the stockholders of the Company, no amendment may be made which would reduce the amount or change the type of consideration into which each Share shall be converted upon consummation of the Merger. This Agreement may not be amended except by an instrument in writing signed by the parties hereto.

   Section 8.04. Waiver. At any time prior to the Effective Time, any party hereto may (i) extend the time for the performance of any obligation or other act of any other party hereto, (ii) waive any inaccuracy in the representations and warranties contained herein or in any document delivered pursuant hereto and (iii) waive compliance with any agreement or condition contained herein. Any such extension or waiver shall be valid if set forth in an instrument in writing signed by the party or parties to be bound thereby.

   Section 8.05. Notices. All notices, requests, claims, demands and other communications hereunder shall be in writing and shall be given (and shall be deemed to have been duly given upon receipt) by delivery in person, by cable, telecopy, telegram or telex or by registered or certified mail (postage prepaid, return receipt requested) to the respective parties at the following addresses (or at such other address for a party as shall be specified in a notice given in accordance with this Section 8.04):

if to Investor:

VB Investment Corporation
599 Lexington Avenue, 18th Floor
New York, New York 10022
Telephone: (212) 758-2555
Telecopier: (212) 758-7499
Attention: John M. Roth

with a copy to:

Riordan & McKinzie
300 South Grand Avenue, 29th Floor
Los Angeles, California 90071
Telephone: (213) 629-4824
Telecopier: (213) 229-8550
Attention: Richard J. Welch

if to the Company:

Lillian Vernon Corporation
543 Main Street
New Rochelle, New York 10801
Telephone: (914) 637-5700
Telecopier: (914) 637-5602
Attention: Susan Cortazzo

with a copy to:

Shearman & Sterling
599 Lexington Avenue
New York, New York 10022
Telephone: (212) 848-4000
Telecopier: (212) 848-7179
Attention: David W. Heleniak

   Section 8.06. Certain Definitions. For purposes of this Agreement, the term:

       (a) "affiliate" of a specified person means a person who directly or indirectly through one or more intermediaries controls, is controlled by, or is under common control with, such specified person;

       (b) "business day" means any day on which the principal offices of the SEC in Washington, D.C. are open to accept filings, or, in the case of determining a date when any payment is due, any day on which banks are not required or authorized to close in the City of New York;

       (c) "control" (including the terms "controlled by" and "under common control with") means the possession, directly or indirectly or as trustee or executor, of the power to direct or cause the direction of the management and policies of a person, whether through the ownership of voting securities, as trustee or executor, by contract or credit arrangement or otherwise;

       (d) "person" means an individual, corporation, partnership, limited partnership, syndicate, person (including, without limitation, a "person" as defined in Section 13(d)(3) of the Exchange Act), trust, association or entity or government, political subdivision, agency or instrumentality of a government; and

       (e) "Subsidiaries" or "Subsidiary" of the Company, the Surviving Corporation, Parent or any other person means any corporation a majority of the outstanding voting securities of which are owned directly or indirectly by such entity.

   Section 8.07. Severability. If any term or other provision of this Agreement is invalid, illegal or incapable of being enforced by any rule of law, or public policy, all other conditions and provisions of this

Agreement shall nevertheless remain in full force and effect so long as the economic or legal substance of the Merger is not affected in any manner materially adverse to any party. Upon such determination that any term or other provision is invalid, illegal or incapable of being enforced, the parties hereto shall negotiate in good faith to modify this Agreement so as to effect the original intent of the parties as closely as possible in a mutually acceptable manner in order that the Merger be consummated as originally contemplated to the fullest extent possible.

   Section 8.08. Entire Agreement; Assignment. This Agreement constitutes the entire agreement among the parties with respect to the subject matter hereof and supersedes all prior agreements and undertakings, both written and oral, among the parties, or any of them, with respect to the subject matter hereof. This Agreement shall not be assigned by operation of law or otherwise, except that Investor may assign (i) all or any of its rights and obligations hereunder to any affiliate of Investor provided that no such assignment shall relieve the assigning party of its obligations hereunder if such assignee does not perform such obligations and (ii) all or any of its rights hereunder as security for the Financing.

   Section 8.09. Parties in Interest. This Agreement shall be binding upon and inure solely to the benefit of each party hereto, and nothing in this Agreement, express or implied, is intended to or shall confer upon any other person any right, benefit or remedy of any nature whatsoever under or by reason of this Agreement, other than Sections 5.05 and 5.06 (which is intended to be for the benefit of the persons covered thereby and may be enforced by such persons).

   Section 8.10. Specific Performance. The parties hereto agree that irreparable damage would occur in the event any provision of this Agreement was not performed in accordance with the terms hereof and that the parties shall be entitled to specific performance of the terms hereof, in addition to any other remedy at law or equity.

   Section 8.11. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware applicable to contracts executed in and to be performed in that State.

   Section 8.12. Headings. The descriptive headings contained in this Agreement are included for convenience of reference only and shall not affect in any way the meaning or interpretation of this Agreement.

   Section 8.13. Counterparts. This Agreement may be executed in one or more counterparts, and by the different parties hereto in separate counterparts, each of which when executed shall be deemed to be an original but all of which taken together shall constitute one and the same agreement.

   IN WITNESS WHEREOF, Investor and the Company have caused this Agreement to be executed as of the date first written above by their respective officers thereunto duly authorized.

Attest:                                      VB INVESTMENT CORPORATION

/s/ Mark J. Doran                            By /s/ John M. Roth
- - - - ----------------------------                 -------------------------------
Name: MARK J. DORAN                          Name: JOHN M. ROTH
Title: SECRETARY                             Title: VICE PRESIDENT

Attest:                                      LILLIAN VERNON CORPORATION

/s/ Susan Cortazzo                           By /s/ Lillian Vernon
- - - - -----------------------------                --------------------------------
Name: SUSAN CORTAZZO                         Name: LILLIAN VERNON
Title: SECRETARY                             Title: CHAIRMAN

                                                                       ANNEX B

                         SECTION 262 OF THE DELAWARE
                           GENERAL CORPORATION LAW

SECTION 262. APPRAISAL RIGHTS.

   (a) Any stockholder of a corporation of this State who holds shares of stock on the date of the making of a demand pursuant to subsection (d) of this section with respect to such shares, who continuously holds such shares through the effective date of the merger or consolidation, who has otherwise complied with subsection (d) of this section and who has neither voted in favor of the merger or consolidation nor consented thereto in writing pursuant to Section 228 of this title shall be entitled to an appraisal by the Court of Chancery of the fair value of his shares of stock under the circumstances described in subsections (b) and (c) of this section. As used in this section, the word "stockholder" means a holder of record of stock in a stock corporation and also a member of record of a nonstock corporation;
the words "stock" and "share" mean and include what is ordinarily meant by those words and also membership or membership interest of a member of a nonstock corporation; and the words "depository receipt" mean a receipt or other instrument issued by a depository representing an interest in one or more shares, or fractions thereof, solely of stock of a corporation, which stock is deposited with the depository.

   (b) Appraisal rights shall be available for the shares of any class or series of stock of a constituent corporation in a merger or consolidation to be effected pursuant to Section 251, 252, 254, 257, 258, 263 or 264 of this title:

       (1) Provided, however, that no appraisal rights under this section shall be available for the shares of any class or series of stock, which stock, or depository receipts in respect thereof, at the record date fixed to determine the stockholders entitled to receive notice of and to vote at the meeting of stockholders to act upon the agreement of merger or consolidation, were either (i) listed on a national securities exchange or designated as a national market system security on an interdealer quotation system by the National Association of Securities Dealers, Inc. or (ii) held of record by more than 2,000 holders; and further provided that no appraisal rights shall be available for any shares of stock of the constituent corporation surviving a merger if the merger did not require for its approval the vote of the holders of the surviving corporation as provided in subsection (f) of Section 251 of this title.

       (2) Notwithstanding paragraph (1) of this subsection, appraisal rights under this section shall be available for the shares of any class or series of stock of a constituent corporation if the holders thereof are required by the terms of an agreement of merger or consolidation pursuant to Sections 251, 252, 254, 257, 258, 263 and 264 of this title to accept for such stock anything except:

          a. Shares of stock of the corporation surviving or resulting from such merger or consolidation, or depository receipts in respect thereof;

          b. Shares of stock of any other corporation, or depository receipts in respect thereof, which shares of stock or depository receipts at the effective date of the merger or consolidation will be either listed on a national securities exchange or designated as a national market system security on an interdealer quotation system by the National Association of Securities Dealers, Inc. or held of record by more than 2,000 holders;

          c. Cash in lieu of fractional shares or fractional depository receipts described in the foregoing subparagraphs a. and b. of this paragraph; or

          d. Any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in the foregoing subparagraphs a., b. and c. of this paragraph.

       (3) In the event all of the stock of a subsidiary Delaware corporation party to a merger effected under Section 253 of this title is not owned by the parent corporation immediately prior to the merger, appraisal rights shall be available for the shares of the subsidiary Delaware corporation.

    (c) Any corporation may provide in its certificate of incorporation that appraisal rights under this section shall be available for the shares of any class or series of its stock as a result of an amendment to its certificate of incorporation, any merger or consolidation in which the corporation is a constituent corporation or the sale of all or substantially all of the assets of the corporation. If the certificate of incorporation contains such a provision, the procedures of this section, including those set forth in subsections (d) and (e) of this section, shall apply as nearly as is practicable.

   (d) Appraisal rights shall be perfected as follows:

       (1) If a proposed merger or consolidation for which appraisal rights are provided under this section is to be submitted for approval at a meeting of stockholders, the corporation, not less than 20 days prior to the meeting, shall notify each of its stockholders who was such on the record date for such meeting with respect to shares for which appraisal rights are available pursuant to subsections (b) or (c) hereof that appraisal rights are available for any or all of the shares of the constituent corporations, and shall include in such notice a copy of this section. Each stockholder electing to demand the appraisal of his shares shall deliver to the corporation, before the taking of the vote on the merger or consolidation, a written demand for appraisal of his shares. Such demand will be sufficient if it reasonably informs the corporation of the identity of the stockholder and that the stockholder intends thereby to demand the appraisal of his shares. A proxy or vote against the merger or consolidation shall not constitute such a demand. A stockholder electing to take such action must do so by a separate written demand as herein provided. Within 10 days after the effective date of such merger or consolidation, the surviving or resulting corporation shall notify each stockholder of each constituent corporation who has complied with this subsection and has not voted in favor of or consented to the merger or consolidation of the date that the merger or consolidation has become effective; or

       (2) If the merger or consolidation was approved pursuant to Section228 or 253 of this title, the surviving or resulting corporation, either before the effective date of the merger or consolidation or within 10 days thereafter, shall notify each of the stockholders entitled to appraisal rights of the effective date of the merger or consolidation and that appraisal rights are available for any or all of the shares of the constituent corporation, and shall include in such notice a copy of this section. The notice shall be sent by certified or registered mail, return receipt requested, addressed to the stockholder at his address as it appears on the records of the corporation. Any stockholder entitled to appraisal rights may, within 20 days after the date of mailing of the notice, demand in writing from the surviving or resulting corporation the appraisal of his shares. Such demand will be sufficient if it reasonably informs the corporation of the identity of the stockholder and that the stockholder intends thereby to demand the appraisal of his shares.

   (e) Within 120 days after the effective date of the merger or consolidation, the surviving or resulting corporation or any stockholder who has complied with subsections (a) and (d) hereof and who is otherwise entitled to appraisal rights, may file a petition in the Court of Chancery demanding a determination of the value of the stock of all such stockholders. Notwithstanding the foregoing, at any time within 60 days after the effective date of the merger or consolidation, any stockholder shall have the right to withdraw his demand for appraisal and to accept the terms offered upon the merger or consolidation. Within 120 days after the effective date of the merger or consolidation, any stockholder who has complied with the requirements of subsections (a) and (d) hereof, upon written request, shall be entitled to receive from the corporation surviving the merger or resulting from the consolidation a statement setting forth the aggregate number of shares not voted in favor of the merger or consolidation and with respect to which demands for appraisal have been received and the aggregate number of holders of such shares. Such written statement shall be mailed to the stockholder within 10 days after his written request for such a statement is received by the surviving or resulting corporation or within 10 days after expiration of the period for delivery of demands for appraisal under subsection (d) hereof, whichever is later.

   (f) Upon the filing of any such petition by a stockholder, service of a copy thereof shall be made upon the surviving or resulting corporation, which shall within 20 days after such service file in the office of the

Register in Chancery in which the petition was filed a duly verified list containing the names and addresses of all stockholders who have demanded payment for their shares and with whom agreements as to the value of their shares have not been reached by the surviving or resulting corporation. If the petition shall be filed by the surviving or resulting corporation, the petition shall be accompanied by such a duly verified list. The Register in Chancery, if so ordered by the Court, shall give notice of the time and place fixed for the hearing of such petition by registered or certified mail to the surviving or resulting corporation and to the stockholders shown on the list at the addresses therein stated. Such notice shall also be given by 1 or more publications at least 1 week before the day of the hearing, in a newspaper of general circulation published in the City of Wilmington, Delaware or such publication as the Court deems advisable. The forms of the notices by mail and by publication shall be approved by the Court, and the costs thereof shall be borne by the surviving or resulting corporation.

   (g) At the hearing on such petition, the Court shall determine the stockholders who have complied with this section and who have become entitled to appraisal rights. The Court may require the stockholders who have demanded an appraisal for their shares and who hold stock represented by certificates to submit their certificates of stock to the Register in Chancery for notation thereon of the pendency of the appraisal proceedings; and if any stockholder fails to comply with such direction, the Court may dismiss the proceedings as to such stockholder.

   (h) After determining the stockholders entitled to an appraisal, the Court shall appraise the shares, determining their fair value exclusive of any element of value arising from the accomplishment or expectation of the merger or consolidation, together with a fair rate of interest, if any, to be paid upon the amount determined to be the fair value. In determining such fair value, the Court shall take into account all relevant factors. In determining the fair rate of interest, the Court may consider all relevant factors, including the rate of interest which the surviving or resulting corporation would have had to pay to borrow money during the pendency of the proceeding. Upon application by the surviving or resulting corporation or by any stockholder entitled to participate in the appraisal proceeding, the Court may, in its discretion, permit discovery or other pretrial proceedings and may proceed to trial upon the appraisal prior to the final determination of the stockholder entitled to an appraisal. Any stockholder whose name appears on the list filed by the surviving or resulting corporation pursuant to subsection (f) of this section and who has submitted his certificates of stock to the Register in Chancery, if such is required, may participate fully in all proceedings until it is finally determined that he is not entitled to appraisal rights under this section.

   (i) The Court shall direct the payment of the fair value of the shares, together with interest, if any, by the surviving or resulting corporation to the stockholders entitled thereto. Interest may be simple or compound, as the Court may direct. Payment shall be so made to each such stockholder, in the case of holders of uncertificated stock forthwith, and the case of holders of shares represented by certificates upon the surrender to the corporation of the certificates representing such stock. The Court's decree may be enforced as other decrees in the Court of Chancery may be enforced, whether such surviving or resulting corporation be a corporation of this State or of any state.

   (j) The costs of the proceeding may be determined by the Court and taxed upon the parties as the Court deems equitable in the circumstances. Upon application of a stockholder, the Court may order all or a portion of the expenses incurred by any stockholder in connection with the appraisal proceeding, including, without limitation, reasonable attorney's fees and the fees and expenses of experts, to be charged pro rata against the value of all the shares entitled to an appraisal.

   (k) From and after the effective date of the merger or consolidation, no stockholder who has demanded his appraisal rights as provided in subsection
(d) of this section shall be entitled to vote such stock for any purpose or to receive payment of dividends or other distributions on the stock (except dividends or other distributions payable to stockholders of record at a date which is prior to the effective date of the merger or consolidation); provided, however, that if no petition for an appraisal shall be filed within the time provided in subsection (e) of this section, or if such stockholder shall deliver to the surviving or resulting corporation a written withdrawal of his demand for an appraisal and an acceptance of the merger or consolidation, either within 60 days after the effective date of the merger or consolidation as provided in subsection (e) of this section or thereafter with the written approval of the corporation, then the right of such stockholder to an appraisal shall cease. Notwithstanding the foregoing, no appraisal proceeding in the Court of Chancery shall be dismissed as to any stockholder without the approval of the Court, and such approval may be conditioned upon such terms as the Court deems just.

   (l) The shares of the surviving or resulting corporation to which the shares of such objecting stockholders would have been converted had they assented to the merger or consolidation shall have the status of authorized and unissued shares of the surviving or resulting corporation.

                                                                       ANNEX C

                      [OPINION OF GOLDMAN, SACHS & CO.]

                    Dated the date of the Proxy Statement.

                                To come later.

                                                                       ANNEX D

               DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

   Set forth below is the name, business address and five-year employment history of each of the directors and executive officers of the Company. Each person listed below is a citizen of the United States. The business address of each of the individuals listed below is care of Lillian Vernon
Corporation, 543 Main Street, New Rochelle, New York 10801. (a)

            NAME                  PRESENT PRINCIPAL OCCUPATION AND FIVE-YEAR EMPLOYMENT HISTORY
- - - - --------------------------  -----------------------------------------------------------------------
Lillian Vernon(b)           Chairman of the Board and Chief Executive Officer. Lillian Vernon is
                            the founder of the Company and has served as its Chairman of the Board and Chief Executive Officer since the Company's inception. She served as President from inception until July 1989. Lillian Vernon is the mother of Fred and David Hochberg.
Lilyan Affinito(c,d)        Lilyan Affinito was formerly a Director and Vice Chairman of the Board of Maxxam Group, Inc. She had been associated with Maxxam Group, Inc.
                            since 1968 in various capacities including President and Chief
                            Operating Officer. She serves on the Boards of Directors of Tambrands,
                            Jostens, Caterpillar, Chrysler Corporation, New York Telephone, New
                            England Telephone and K Mart Corporation. She also serves on the boards of several not-for-profit organizations. Ms. Affinito has been a director since 1987.

Fred P. Hochberg            Fred P. Hochberg spent seventeen years with the Company and served as
                            President and Chief Operating Officer from July 1989 until February
                            1993, at which time he resigned from this position with the Company's consent. Mr. Hochberg served as a consultant to the Company from that time through February 1995. Pursuant to a consulting agreement, Mr.
                            Hochberg was paid $94,800 in fiscal year 1995 for consulting services rendered to the Company. Mr. Hochberg serves on the boards of several not-for-profit organizations. Mr Hochberg has been a director since
                            1975.
David C. Hochberg(b)        David C. Hochberg joined the Company in 1978 and was subsequently promoted to Director-Public Affiars. He became Vice President-Public
                            Affairs in 1986. He has been a director since 1978.
William E. Phillips(c)      William E. Phillips spent thirty years with Ogilvy & Mather, serving as
                            Chairman and Chief Executive Officer Worldwide from 1982 to 1988. In
                            1989, he taught at the Johnson Graduate School, Cornell University, where he also serves as a Trustee. Since then, Mr. Phillips has operated Osprey Consulting, advising companies and serving on boards.
                            Mr. Phillips is a director of Sun Glass Hut International and serves on the Boards of Directors of three small private companies. Mr. Phillips also serves on the boards of several not-for-profit organizations. Mr.
                            Phillips has been a director since 1991.
Leo Salon(d)                Leo Salon is a senior partner of the law firm of Salon, Marrow &
                            Dyckman, which acts as general and securities counsel to the Company.
                            Mr. Salon has been a director since 1988.

                               D-1





            NAME                  PRESENT PRINCIPAL OCCUPATION AND FIVE-YEAR EMPLOYMENT HISTORY
- - - - --------------------------  -----------------------------------------------------------------------
Bert W. Wasserman(c, d)     Bert W. Wasserman served as Executive Vice President and Chief
                            Financial Officer of Time Warner, Inc. from 1990 through 1994, having served on the Board of Directors of Time Warner, Inc. and its
                            predecessor company from 1981 to 1993. He joined Warner Communications in 1966 and had been an officer of that company since 1970. Mr.
                            Wasserman is a director of several investment companies in the Dreyfus
                            Family of Funds. He serves as a member of the National Advisory Board of Chemical Bank and a director of The New Germany Fund. Mr. Wasserman is a trustee of Baruch College of the City University of New York. Mr.
                            Wasserman is a Certified Public Accountant. Mr. Wasserman was appointed a director in January 1995, replacing J. Paul Bergmoser, who retired as a director in August 1994, after serving eight years on the Board.
Larry R. Blum               Larry R. Blum was promoted to Executive Vice President in March 1995.
                            From January 1993 until his promotion, he served as Senior Vice
                            President-Administration. Mr. Blum served as Vice President-Human
                            Resources from August 1990, when he joined the Company, until his promotion in January 1993. From September 1986 until he joined the
                            Company, Mr. Blum was Director, Human Resources for Crazy Eddie, Inc.,
                            an electronics retailer. Prior to joining Crazy Eddie, Inc., Mr. Blum was President of LRB Inc., a consulting company, and President of
                            Betlar Realty, Inc., a real estate company. Prior to his association with LRB Inc. and Betlar Realty, Inc., Mr. Blum was employed by various corporations in the human relations area.
Laura L. Zambano            Laura L. Zambano has served as Senior Vice President-General
                            Merchandise Manager since July 1989. From 1983 until her promotion in
                            1989, she was Vice President of Merchandising. Ms. Zambano joined the
                            Company in 1978 as a catalog coordinator; she became Associate Vice
                            President in 1982. Prior to joining the Company, Ms. Zambano was employed as an advertising production manager by H.O. Gerngross & Co.
John V. Fermelia            John V. Fermelia has served as Vice President-Operations since joining the Company in January 1988. From June 1987 until he joined the
                            Company, Mr. Fermelia was a Vice-President of The Sharper Image, a
                            direct mail catalog and retail company. From August 1986 through May
                            1987, Mr. Fermelia was Vice President of Operations of Newark
                            Electronics, a repair parts distribution company. From 1973 to January
                            1986, Mr. Fermelia held various positions with Spiegel Inc., a direct mail catalog company, including Vice President-Operations from February
                            1983 until he left that Company in January 1986.
Andrew Gregor               Andrew Gregor joined the Company in March 1992 as Vice President-Chief
                            Financial Officer. From 1986 until he joined the Company, Mr. Gregor was Senior Vice President of Finance and Chief Financial Officer of
                            McCrory Corporation, a retail company. From 1984 to 1986, Mr. Gregor was Vice President and Treasurer of Transway International Corporation,
                            a company engaged in transportation and distribution.

                               D-2





            NAME                  PRESENT PRINCIPAL OCCUPATION AND FIVE-YEAR EMPLOYMENT HISTORY
- - - - --------------------------  -----------------------------------------------------------------------
Paul C. Pecorin             Paul C. Pecorin has served as Vice President-Chief Information Officer since joining the Company in 1984. From 1982 until he joined the
                            Company, Mr. Pecorin was Vice President-Systems of Lands' End, Inc., a
                            direct mail catalog company marketing clothes and related products.
                            Prior to his employment at Lands' End, Inc., Mr. Pecorin was Manager,
                            Systems Development for Pratt & Whitney Aircraft Co.
Susan N. Cortazzo           Susan N. Cortazzo joined the Company in April 1989 as Corporate
                            Controller and Secretary. She was promoted to Vice President in July
                            1994. From 1982 to April 1989, Ms. Cortazzo was employed by Coopers &
                            Lybrand, Certified Public Accountants, in various capacities, the last position being as audit manager. Ms. Cortazzo is a certified public accountant.

- - - - ------------
   (a) The employment of Stephen S. Marks as President and Chief Operating Officer of the Company was terminated effective as of May 29, 1995. The employment fo Jane Ries as Senior Vice President-New Catalog Development was terminated effective as of April 7, 1995.
   (b) Member of the Executive Committee
   (c) Member of the Compensation Committee
   (d) Member of the Audit Committee

                              PRELIMINARY COPIES
                 CONFIDENTIAL, FOR USE OF THE COMMISSION ONLY

                          LILLIAN VERNON CORPORATION

PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR SPECIAL MEETING OF STOCKHOLDERS
                             TO BE HELD [    ], 1995

    The undersigned shareholder here appoints [     ], and [    ], jointly and
severally, proxies, with full power of substitution, to vote, as specified below, all shares of Lillian Vernon Corporation (the "Company") which the undersigned is entitled to vote at the Special Meeting of Stockholders of the Company to be held at [the Company's offices at 543 Main Street, New
Rochelle, New York 10801] at 10:00 a.m. on [    ], 1995, or any adjournment or
postponement thereof (the "Meeting"), and directs said proxies to vote as instructed on the matters set forth below and otherwise at their discretion. Receipt of a copy of the Notice of said Meeting and the accompanying Proxy Statement is hereby acknowledged.

1. Approve and adopt the Merger Agreement as described in the Company's Proxy Statement. The Board of Directors recommends a vote FOR the Merger Agreement.
            [ ] FOR              [ ] AGAINST              [ ] ABSTAIN
                      (CONTINUE AND SIGN ON OTHER SIDE)

                          LILLIAN VERNON CORPORATION

2. In their discretion with respect to such other matters as may properly come before the Meeting or any postponement or adjournment thereof.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED AS SPECIFIED HEREIN BY THE STOCKHOLDER. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL SET FORTH IN ITEM 1 AND WITH REGARD TO OTHER MATTERS THAT MAY COME BEFORE THE MEETING OR ANY POSTPONEMENT OR ADJOURNMENT THEREOF, IN THE DISCRETION OF THE PROXYHOLDERS AS DESCRIBED IN THE PROXY STATEMENT.
                                  ---------------------------------
                                  SIGNATURE
                                  Dated:                    , 1995
                                  -------------------------------------------
                                  -------------------------------------------
                                  PLEASE SIGN EXACTLY AS NAME APPEARS HEREON,
                                  AND IN SIGNING AS ATTORNEY, ADMINISTRATOR,
                                  GUARDIAN, TRUSTEE OR CORPORATE OFFICER,
                                  PLEASE ADD YOUR TITLE AS SUCH.
P
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